UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

November 30, 2013

1.912861.103

SMC-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 1.2%
Allison Transmission Holdings, Inc.	120,489	$ 3,279,711
Autoliv, Inc.	15,003	1,393,179
Cooper Tire & Rubber Co.	67,187	1,652,800
Dana Holding Corp.	227,773	4,619,236
Dorman Products, Inc.	93,364	4,647,660
Drew Industries, Inc.	61,775	3,348,823
Gentex Corp.	198,590	5,919,968
Lear Corp.	100,250	8,311,728
Stoneridge, Inc. (a)	295,275	3,812,000
Tenneco, Inc. (a)	82,519	4,736,591
TRW Automotive Holdings Corp. (a)	44,292	3,437,059
Visteon Corp. (a)	178,430	14,031,735
		59,190,490
Distributors - 0.1%
Pool Corp.	73,014	4,091,705
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc.	77,842	2,712,794
Capella Education Co.	37,600	2,471,072
Grand Canyon Education, Inc. (a)	104,773	4,771,362
Kroton Educacional SA	173,900	2,924,098
LifeLock, Inc. (a)	190,948	3,288,125
		16,167,451
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. Class A	162,361	1,980,804
BJ's Restaurants, Inc. (a)	57,960	1,717,934
Choice Hotels International, Inc.	49,842	2,328,120
Chuys Holdings, Inc. (a)	5,491	191,306
Diamond Resorts International, Inc.	95,600	1,708,372
Domino's Pizza, Inc.	66,070	4,567,419
Hyatt Hotels Corp. Class A (a)	225,608	10,912,659
Jack in the Box, Inc. (a)	89,986	4,260,837
Life Time Fitness, Inc. (a)	60,079	2,914,432
MGM Mirage, Inc. (a)	271,800	5,215,842
Multimedia Games Holding Co., Inc. (a)	110,056	3,191,624
Norwegian Cruise Line Holdings Ltd.	48,708	1,660,943
Penn National Gaming, Inc. (a)	74,127	1,070,394
Pinnacle Entertainment, Inc. (a)	103,612	2,604,806
The Cheesecake Factory, Inc.	65,016	3,169,530
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Vail Resorts, Inc.	81,555	$ 6,181,053
Wendy's Co.	861,500	7,417,515
		61,093,590
Household Durables - 0.6%
Ethan Allen Interiors, Inc.	80,941	2,501,077
M.D.C. Holdings, Inc.	347,279	10,494,771
Mohawk Industries, Inc. (a)	56,080	7,852,322
Ryland Group, Inc.	73,750	2,914,600
SodaStream International Ltd. (a)	30,193	1,735,494
Whirlpool Corp.	33,950	5,186,202
		30,684,466
Internet & Catalog Retail - 0.5%
Blue Nile, Inc. (a)	92,225	4,247,884
HomeAway, Inc. (a)	189,554	6,918,721
MakeMyTrip Ltd. (a)	105,598	1,685,344
Orbitz Worldwide, Inc. (a)	509,000	3,522,280
Shutterfly, Inc. (a)	139,738	6,599,826
zulily, Inc.	11,340	396,787
		23,370,842
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	37,931	2,134,377
Brunswick Corp.	70,592	3,226,054
		5,360,431
Media - 1.3%
AMC Networks, Inc. Class A (a)	51,403	3,299,559
Gannett Co., Inc.	222,375	6,017,468
IMAX Corp. (a)	214,314	6,607,301
News Corp. Class A (a)	795,800	14,292,568
Sinclair Broadcast Group, Inc. Class A	421,209	13,824,079
Tribune Co. Class A (a)	265,090	19,749,205
		63,790,180
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)	52,062	3,188,798
Citi Trends, Inc. (a)	117,688	1,943,029
CST Brands, Inc.	191,580	6,301,066
DSW, Inc. Class A	205,008	9,190,509
Express, Inc. (a)	215,519	5,303,923
Foot Locker, Inc.	249,956	9,720,789
Francescas Holdings Corp. (a)	45,010	883,096
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Group 1 Automotive, Inc.	44,353	$ 3,035,963
Guess?, Inc.	157,500	5,395,950
Lithia Motors, Inc. Class A (sub. vtg.)	32,711	2,161,543
Monro Muffler Brake, Inc.	96,522	5,121,457
Office Depot, Inc. (a)	572,727	3,115,635
Penske Automotive Group, Inc.	145,925	6,481,989
Pier 1 Imports, Inc.	153,519	3,421,939
RadioShack Corp. (a)	460,000	1,338,600
Rent-A-Center, Inc.	24,474	833,584
Restoration Hardware Holdings, Inc.	36,900	2,785,950
The Pep Boys - Manny, Moe & Jack (a)	76,900	1,053,530
Tile Shop Holdings, Inc. (a)	79,320	1,328,610
Tractor Supply Co.	59,808	4,378,544
Vitamin Shoppe, Inc. (a)	113,279	6,147,651
Williams-Sonoma, Inc.	60,236	3,561,152
		86,693,307
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	40,000	552,000
Fossil Group, Inc. (a)	11,435	1,455,332
Hanesbrands, Inc.	31,125	2,181,863
Iconix Brand Group, Inc. (a)	39,872	1,582,121
PVH Corp.	16,036	2,147,541
Steven Madden Ltd. (a)	83,616	3,257,679
Vince Holding Corp.	53,590	1,568,579
Wolverine World Wide, Inc.	90,601	2,981,679
		15,726,794
TOTAL CONSUMER DISCRETIONARY		366,169,256
CONSUMER STAPLES - 1.6%
Beverages - 0.0%
Cott Corp.	113,037	947,870
Food & Staples Retailing - 0.9%
Brasil Pharma SA (a)	153,500	468,868
Casey's General Stores, Inc.	70,655	5,258,145
Fairway Group Holdings Corp.	124,018	2,355,102
Fresh Market, Inc. (a)	33,721	1,372,782
Rite Aid Corp. (a)	1,314,500	7,781,840
Safeway, Inc.	134,400	4,699,968
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (a)	939,625	$ 6,060,581
Susser Holdings Corp. (a)	260,831	16,698,401
		44,695,687
Food Products - 0.4%
B&G Foods, Inc. Class A	86,791	3,005,572
Grupo Lala S.A.B. de CV	407,200	900,579
Hain Celestial Group, Inc. (a)	74,641	6,172,064
Lancaster Colony Corp.	39,952	3,462,240
Pinnacle Foods, Inc.	97,700	2,695,543
TreeHouse Foods, Inc. (a)	13,707	961,546
Tyson Foods, Inc. Class A	96,725	3,065,215
		20,262,759
Household Products - 0.2%
Energizer Holdings, Inc.	38,435	4,241,302
Spectrum Brands Holdings, Inc.	50,340	3,552,997
		7,794,299
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	27,500	1,087,075
Inter Parfums, Inc.	52,152	1,898,333
		2,985,408
TOTAL CONSUMER STAPLES		76,686,023
ENERGY - 3.6%
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	173,836	9,136,820
Dresser-Rand Group, Inc. (a)	82,116	4,634,627
Dril-Quip, Inc. (a)	66,592	7,229,228
Frank's International NV	85,795	2,053,074
Geospace Technologies Corp. (a)	35,376	3,087,264
Hercules Offshore, Inc. (a)	394,330	2,519,769
Hornbeck Offshore Services, Inc. (a)	40,100	2,030,263
ION Geophysical Corp. (a)	386,200	1,490,732
Oil States International, Inc. (a)	12,337	1,262,692
Parker Drilling Co. (a)	900,275	7,139,181
Patterson-UTI Energy, Inc.	130,132	3,033,377
SEACOR Holdings, Inc.	106,092	9,871,861
TETRA Technologies, Inc. (a)	303,000	3,739,020
		57,227,908
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.4%
Alpha Natural Resources, Inc. (a)	131,910	$ 881,159
Antero Resources Corp.	38,330	2,104,317
Berry Petroleum Co. Class A	38,789	1,951,862
Bill Barrett Corp. (a)	129,780	3,489,784
Cabot Oil & Gas Corp.	101,645	3,501,670
Carrizo Oil & Gas, Inc. (a)	154,849	6,262,094
Cimarex Energy Co.	103,660	9,804,163
CONSOL Energy, Inc.	130,683	4,649,701
Energen Corp.	47,946	3,460,263
Goodrich Petroleum Corp. (a)	39,080	751,899
Gulfport Energy Corp. (a)	322,990	18,872,306
Navigator Holdings Ltd. (a)	51,660	1,092,609
Newfield Exploration Co. (a)	262,325	7,371,333
Oasis Petroleum, Inc. (a)	87,196	4,022,351
Peabody Energy Corp.	545,202	9,922,676
Pioneer Natural Resources Co.	61,890	11,000,948
Range Resources Corp.	91,806	7,128,736
Resolute Energy Corp. (a)	163,211	1,470,531
Rosetta Resources, Inc. (a)	86,002	4,349,121
StealthGas, Inc. (a)	79,570	977,120
Tesoro Corp.	76,775	4,501,318
Ultra Petroleum Corp. (a)	136,091	2,785,783
Whiting Petroleum Corp. (a)	167,306	10,105,282
		120,457,026
TOTAL ENERGY		177,684,934
FINANCIALS - 9.0%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	23,648	4,735,512
American Capital Ltd. (a)	876,760	13,414,428
Ares Capital Corp.	87,817	1,614,076
Eaton Vance Corp. (non-vtg.)	196,550	8,217,756
Evercore Partners, Inc. Class A	35,050	1,922,493
Greenhill & Co., Inc.	43,941	2,404,012
LPL Financial	125,825	5,394,118
New Mountain Finance Corp.	125,698	1,894,269
Raymond James Financial, Inc.	188,083	9,061,839
SEI Investments Co.	105,347	3,537,552
Stifel Financial Corp. (a)	95,029	4,254,448
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	40,075	$ 2,553,980
WisdomTree Investments, Inc. (a)	240,257	3,680,737
		62,685,220
Commercial Banks - 3.0%
BankUnited, Inc.	80,400	2,595,312
CIT Group, Inc.	323,546	16,332,602
City National Corp.	30,300	2,313,708
Comerica, Inc.	374,170	16,968,610
East West Bancorp, Inc.	195,901	6,715,486
First Niagara Financial Group, Inc.	288,850	3,217,789
First Republic Bank	40,349	2,061,834
FirstMerit Corp.	58,091	1,333,769
Huntington Bancshares, Inc.	1,720,105	15,790,564
Investors Bancorp, Inc.	319,730	7,695,901
KeyCorp	999,331	12,741,470
MB Financial, Inc.	191,500	6,244,815
National Bank Holdings Corp.	66,096	1,399,913
PacWest Bancorp	81,999	3,373,439
Prosperity Bancshares, Inc.	152,279	9,765,652
Regions Financial Corp.	1,410,875	13,727,814
SVB Financial Group (a)	60,656	6,140,813
Synovus Financial Corp.	438,883	1,531,702
TCF Financial Corp.	218,350	3,421,545
Texas Capital Bancshares, Inc. (a)	53,740	3,018,576
UMB Financial Corp.	54,976	3,525,061
Umpqua Holdings Corp.	338,716	6,235,762
		146,152,137
Consumer Finance - 0.3%
Discover Financial Services	155,850	8,306,805
Portfolio Recovery Associates, Inc. (a)	121,102	7,072,357
		15,379,162
Diversified Financial Services - 0.4%
ING U.S., Inc.	315,725	11,031,432
Leucadia National Corp.	202,100	5,792,186
MarketAxess Holdings, Inc.	44,072	3,101,347
		19,924,965
Insurance - 1.8%
Allied World Assurance Co. Holdings Ltd.	102,263	11,519,927
American Equity Investment Life Holding Co.	141,288	3,349,938
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amtrust Financial Services, Inc.	105,998	$ 4,431,776
Brown & Brown, Inc.	82,806	2,618,326
CNO Financial Group, Inc.	635,560	10,753,675
Everest Re Group Ltd.	44,765	7,020,495
HCC Insurance Holdings, Inc.	158,125	7,270,588
Lincoln National Corp.	186,825	9,589,727
Platinum Underwriters Holdings Ltd.	29,962	1,899,591
Protective Life Corp.	40,645	1,950,147
Reinsurance Group of America, Inc.	37,309	2,797,429
Unum Group	80,300	2,695,671
Validus Holdings Ltd.	180,875	7,244,044
White Mountains Insurance Group Ltd.	24,096	14,525,792
		87,667,126
Real Estate Investment Trusts - 1.7%
BioMed Realty Trust, Inc.	443,525	8,240,695
Brandywine Realty Trust (SBI)	607,375	8,065,940
Campus Crest Communities, Inc.	174,322	1,734,504
CBL & Associates Properties, Inc.	448,025	8,091,332
Chesapeake Lodging Trust	85,244	2,034,774
Corporate Office Properties Trust (SBI)	10,750	238,973
Corrections Corp. of America	105,906	3,531,965
Cousins Properties, Inc.	133,453	1,429,282
DuPont Fabros Technology, Inc.	213,425	5,009,085
Glimcher Realty Trust	176,431	1,713,145
Kilroy Realty Corp.	129,200	6,505,220
Kite Realty Group Trust	272,647	1,785,838
Liberty Property Trust (SBI)	243,800	7,896,682
Medical Properties Trust, Inc.	142,393	1,881,012
Mid-America Apartment Communities, Inc.	2,850	171,684
NorthStar Realty Finance Corp.	474,400	4,687,072
Plum Creek Timber Co., Inc.	204,118	8,928,121
Post Properties, Inc.	42,177	1,807,706
Ryman Hospitality Properties, Inc.	250,350	10,482,155
		84,235,185
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	260,918	9,860,091
CBRE Group, Inc. (a)	175,175	4,246,242
		14,106,333
Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc. (a)	160,600	6,364,578
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northfield Bancorp, Inc.	118,838	$ 1,544,894
Walker & Dunlop, Inc. (a)	106,109	1,721,088
		9,630,560
TOTAL FINANCIALS		439,780,688
HEALTH CARE - 5.0%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	60,267	2,097,894
Aegerion Pharmaceuticals, Inc. (a)	39,600	2,808,828
BioMarin Pharmaceutical, Inc. (a)	46,504	3,272,952
Cepheid, Inc. (a)	69,495	3,156,463
Cubist Pharmaceuticals, Inc.	72,723	4,982,253
Incyte Corp. (a)	141,051	6,572,977
KYTHERA Biopharmaceuticals, Inc. (a)	38,432	1,498,079
Ligand Pharmaceuticals, Inc. Class B (a)	110,000	6,124,800
Myriad Genetics, Inc. (a)	198,100	5,893,475
NPS Pharmaceuticals, Inc. (a)	122,675	3,239,847
Seattle Genetics, Inc. (a)	68,817	2,827,691
United Therapeutics Corp. (a)	47,652	4,398,756
		46,874,015
Health Care Equipment & Supplies - 1.5%
Accuray, Inc. (a)	156,140	1,245,997
Alere, Inc. (a)	84,472	2,763,924
Align Technology, Inc. (a)	19,095	1,043,351
Analogic Corp.	36,418	3,518,707
Cardiovascular Systems, Inc. (a)	91,549	3,039,427
Cyberonics, Inc. (a)	78,182	5,372,667
Endologix, Inc. (a)	161,531	2,886,559
Genmark Diagnostics, Inc. (a)	91,413	1,087,815
Given Imaging Ltd. (a)	70,200	1,642,680
Globus Medical, Inc. (a)	418,835	8,066,762
Hill-Rom Holdings, Inc.	34,955	1,447,487
Hologic, Inc. (a)	130,665	2,925,589
Insulet Corp. (a)	80,695	2,987,329
Masimo Corp.	88,445	2,532,180
Meridian Bioscience, Inc.	69,413	1,706,172
Novadaq Technologies, Inc. (a)	29,664	493,906
NuVasive, Inc. (a)	229,157	7,619,470
NxStage Medical, Inc. (a)	90,687	925,914
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	13,823	$ 298,991
Sirona Dental Systems, Inc. (a)	62,323	4,286,576
Steris Corp.	65,304	3,013,127
Symmetry Medical, Inc. (a)	117,435	1,152,037
TearLab Corp. (a)	132,100	1,237,777
The Cooper Companies, Inc.	21,891	2,883,920
Thoratec Corp. (a)	70,566	2,778,183
Uroplasty, Inc. (a)	140,540	432,863
West Pharmaceutical Services, Inc.	129,832	6,481,213
		73,870,623
Health Care Providers & Services - 1.4%
Air Methods Corp.	48,013	2,686,807
Brookdale Senior Living, Inc. (a)	102,875	2,999,835
Capital Senior Living Corp. (a)	6,190	138,223
Centene Corp. (a)	200,909	12,000,295
Chemed Corp.	72,644	5,661,147
ExamWorks Group, Inc. (a)	132,400	3,907,124
Health Management Associates, Inc. Class A (a)	216,548	2,834,613
HealthSouth Corp.	203,702	7,290,495
Healthways, Inc. (a)	94,082	1,318,089
MEDNAX, Inc. (a)	56,748	6,287,678
Omnicare, Inc.	111,850	6,406,768
Owens & Minor, Inc.	56,825	2,169,010
Premier, Inc.	75,900	2,497,869
Universal American Spin Corp.	452,775	3,499,951
Universal Health Services, Inc. Class B	67,925	5,599,058
VCA Antech, Inc. (a)	114,481	3,428,706
		68,725,668
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	217,000	3,241,980
HMS Holdings Corp. (a)	63,470	1,454,098
MedAssets, Inc. (a)	109,739	2,363,778
Veeva Systems, Inc. Class A	859	34,781
		7,094,637
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)	577,800	4,905,522
Cambrex Corp. (a)	54,419	1,061,171
Charles River Laboratories International, Inc. (a)	117,440	6,126,845
ICON PLC (a)	33,975	1,295,807
PAREXEL International Corp. (a)	68,081	2,806,299
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PerkinElmer, Inc.	72,434	$ 2,755,389
Techne Corp.	59,566	5,095,276
Waters Corp. (a)	19,974	1,988,012
		26,034,321
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC (a)	91,186	10,661,467
Questcor Pharmaceuticals, Inc.	31,513	1,828,069
Salix Pharmaceuticals Ltd. (a)	93,600	7,938,216
		20,427,752
TOTAL HEALTH CARE		243,027,016
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	85,520	2,580,138
Alliant Techsystems, Inc.	31,825	3,858,145
HEICO Corp. Class A	126,198	5,230,907
Hexcel Corp. (a)	203,353	8,933,297
Spirit AeroSystems Holdings, Inc. Class A (a)	150,510	4,912,646
Teledyne Technologies, Inc. (a)	128,761	11,940,008
Textron, Inc.	158,000	5,250,340
TransDigm Group, Inc.	18,017	2,820,021
		45,525,502
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	73,163	2,809,459
Echo Global Logistics, Inc. (a)	42,370	871,975
Forward Air Corp.	64,432	2,783,462
Hub Group, Inc. Class A (a)	71,738	2,699,501
		9,164,397
Airlines - 0.2%
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR	180,248	2,548,707
JetBlue Airways Corp. (a)	302,275	2,687,225
U.S. Airways Group, Inc. (a)	154,425	3,625,899
		8,861,831
Building Products - 0.4%
A.O. Smith Corp.	142,816	7,733,486
Owens Corning (a)	368,590	14,433,984
		22,167,470
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
ABM Industries, Inc.	181,200	$ 5,039,172
Clean Harbors, Inc. (a)	110,750	5,844,278
Copart, Inc. (a)	46,100	1,587,223
Covanta Holding Corp.	170,400	3,050,160
Healthcare Services Group, Inc.	101,948	2,955,473
Mix Telematics Ltd. sponsored ADR	94,229	1,218,381
Performant Financial Corp. (a)	109,127	1,144,742
Pitney Bowes, Inc.	169,971	3,938,228
Steelcase, Inc. Class A	197,939	3,232,344
Team, Inc. (a)	44,630	1,826,260
Tetra Tech, Inc. (a)	212,805	6,084,095
		35,920,356
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	50,001	1,516,530
KBR, Inc.	100,400	3,396,532
MasTec, Inc. (a)	95,482	3,022,005
		7,935,067
Electrical Equipment - 0.9%
Acuity Brands, Inc.	40,161	4,117,707
AZZ, Inc.	42,339	2,069,530
Encore Wire Corp.	165,019	8,287,254
Generac Holdings, Inc.	231,000	12,303,060
GrafTech International Ltd. (a)	405,198	4,667,881
II-VI, Inc. (a)	65,900	1,077,465
Polypore International, Inc. (a)	102,053	3,875,973
Regal-Beloit Corp.	53,571	3,941,754
Sensata Technologies Holding BV (a)	63,507	2,475,503
		42,816,127
Machinery - 2.1%
Actuant Corp. Class A	58,476	2,285,242
AGCO Corp.	56,544	3,295,384
Chart Industries, Inc. (a)	14,180	1,379,714
Crane Co.	50,211	3,128,647
ESCO Technologies, Inc.	67,600	2,302,456
Flowserve Corp.	21,354	1,524,249
IDEX Corp.	45,901	3,274,118
ITT Corp.	194,285	7,930,714
Joy Global, Inc.	75,883	4,291,942
Kennametal, Inc.	56,385	2,677,160
Lincoln Electric Holdings, Inc.	62,268	4,450,917
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lindsay Corp.	36,657	$ 2,800,228
Manitowoc Co., Inc.	110,700	2,279,313
Meritor, Inc. (a)	181,800	1,448,946
Middleby Corp. (a)	22,519	4,973,096
Nordson Corp.	20,090	1,448,891
Oshkosh Truck Corp.	350,240	17,074,200
SPX Corp.	51,450	4,869,228
Terex Corp.	76,775	2,788,468
TriMas Corp. (a)	57,784	2,113,739
Trinity Industries, Inc.	115,635	6,002,613
Twin Disc, Inc.	67,045	1,926,203
Valmont Industries, Inc.	9,745	1,410,199
WABCO Holdings, Inc. (a)	71,163	6,305,042
Wabtec Corp.	109,310	7,542,390
Woodward, Inc.	35,846	1,537,793
		101,060,892
Marine - 0.3%
Danaos Corp. (a)	136,033	605,347
Diana Shipping, Inc. (a)	319,821	3,661,950
Kirby Corp. (a)	41,148	3,886,429
Navios Maritime Holdings, Inc.	275,051	2,128,895
Safe Bulkers, Inc.	494,575	3,852,739
		14,135,360
Professional Services - 0.5%
Advisory Board Co. (a)	29,427	1,904,515
FTI Consulting, Inc. (a)	45,700	2,052,387
Huron Consulting Group, Inc. (a)	83,156	4,942,793
ICF International, Inc. (a)	49,462	1,789,535
Manpower, Inc.	143,300	11,453,969
WageWorks, Inc. (a)	32,502	1,862,365
		24,005,564
Road & Rail - 0.7%
AMERCO	39,680	9,195,046
Arkansas Best Corp.	241,650	7,863,291
Old Dominion Freight Lines, Inc. (a)	79,758	4,109,930
Ryder System, Inc.	43,000	3,003,120
Swift Transporation Co. (a)	533,316	12,346,265
		36,517,652
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	365,275	$ 7,681,733
Finning International, Inc.	54,180	1,257,937
MRC Global, Inc. (a)	197,100	6,029,289
MSC Industrial Direct Co., Inc. Class A	25,955	1,994,642
United Rentals, Inc. (a)	87,896	6,041,092
Watsco, Inc.	35,772	3,432,681
WESCO International, Inc. (a)	41,767	3,591,127
		30,028,501
TOTAL INDUSTRIALS		378,138,719
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	462,749	9,495,609
Aruba Networks, Inc. (a)	332,473	5,931,318
Aviat Networks, Inc. (a)	192,400	486,772
Brocade Communications Systems, Inc. (a)	919,150	8,079,329
Ceragon Networks Ltd. (a)	135,800	355,796
Ciena Corp. (a)	93,200	2,069,972
Finisar Corp. (a)	366,275	7,578,230
Infinera Corp. (a)	298,300	2,774,190
NETGEAR, Inc. (a)	58,516	1,878,949
Riverbed Technology, Inc. (a)	83,703	1,448,062
Sierra Wireless, Inc. (United States) (a)	140,700	2,694,405
Ubiquiti Networks, Inc.	123,265	4,856,641
		47,649,273
Computers & Peripherals - 0.2%
Cray, Inc. (a)	122,629	2,919,796
Gaming & Leisure Properties (a)	74,127	3,418,737
NCR Corp. (a)	130,864	4,573,697
Quantum Corp. (a)	406,800	508,500
Stratasys Ltd. (a)	8,514	1,002,694
		12,423,424
Electronic Equipment & Components - 1.4%
Avnet, Inc.	66,425	2,650,358
Checkpoint Systems, Inc. (a)	47,700	688,788
Cognex Corp.	160,914	5,302,116
CTS Corp.	84,800	1,541,664
Dolby Laboratories, Inc. Class A	53,000	1,904,290
FLIR Systems, Inc.	68,180	2,022,901
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
InvenSense, Inc. (a)	472,847	$ 8,175,525
IPG Photonics Corp.	136,112	9,870,842
Itron, Inc. (a)	54,700	2,316,545
Littelfuse, Inc.	43,406	3,774,152
Mercury Systems, Inc. (a)	154,100	1,685,854
National Instruments Corp.	88,761	2,774,669
OSI Systems, Inc. (a)	60,347	4,628,615
Plexus Corp. (a)	34,843	1,406,612
SYNNEX Corp. (a)	92,069	6,091,285
Tech Data Corp. (a)	131,143	6,798,453
Trimble Navigation Ltd. (a)	107,741	3,436,938
Universal Display Corp. (a)	139,475	5,036,442
		70,106,049
Internet Software & Services - 1.0%
Bankrate, Inc. (a)	62,900	1,178,746
ChannelAdvisor Corp. (a)	13,054	448,144
Constant Contact, Inc. (a)	150,921	4,130,708
CoStar Group, Inc. (a)	36,649	6,825,510
Cvent, Inc.	22,747	740,870
DealerTrack Holdings, Inc. (a)	81,253	3,396,375
Digital River, Inc. (a)	204,200	3,649,054
E2open, Inc. (a)	32,630	726,996
LogMeIn, Inc. (a)	106,900	3,688,050
Millennial Media, Inc. (a)	258,015	1,640,975
OpenTable, Inc. (a)	40,055	3,347,396
SciQuest, Inc. (a)	103,025	2,880,579
Shutterstock, Inc. (a)	2,092	154,766
ValueClick, Inc. (a)	222,001	4,750,821
Web.com Group, Inc. (a)	291,025	8,308,764
Xoom Corp.	59,966	1,657,160
		47,524,914
IT Services - 0.6%
Alliance Data Systems Corp. (a)	15,045	3,644,802
Convergys Corp.	80,700	1,655,964
CoreLogic, Inc. (a)	132,900	4,682,067
DST Systems, Inc.	46,900	4,141,270
EPAM Systems, Inc. (a)	11,365	403,117
Forrester Research, Inc.	26,558	1,061,789
Gartner, Inc. Class A (a)	30,655	1,981,846
Heartland Payment Systems, Inc.	57,272	2,572,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGATE Corp. (a)	27,783	$ 930,175
InterXion Holding N.V. (a)	163,914	3,689,704
Teradata Corp. (a)	30,533	1,393,526
Vantiv, Inc. (a)	49,544	1,501,183
VeriFone Systems, Inc. (a)	86,320	2,210,655
		29,868,184
Semiconductors & Semiconductor Equipment - 1.6%
Ceva, Inc. (a)	61,800	988,182
First Solar, Inc. (a)	54,700	3,272,154
FormFactor, Inc. (a)	225,600	1,222,752
Freescale Semiconductor Holdings I Ltd. (a)	120,150	1,749,384
Ikanos Communications, Inc. (a)	179,900	244,664
Lam Research Corp. (a)	163,425	8,516,077
MagnaChip Semiconductor Corp. (a)	83,034	1,685,590
Mellanox Technologies Ltd. (a)	94,448	3,677,805
Microsemi Corp. (a)	346,183	8,457,251
MKS Instruments, Inc.	106,033	3,156,602
NXP Semiconductors NV (a)	157,375	6,688,438
Power Integrations, Inc.	67,769	3,622,931
Rambus, Inc. (a)	263,800	2,266,042
Rubicon Technology, Inc. (a)	146,713	1,493,538
Semtech Corp. (a)	87,631	2,604,393
Silicon Laboratories, Inc. (a)	137,824	5,382,027
Skyworks Solutions, Inc. (a)	269,938	7,177,651
Spansion, Inc. Class A (a)	150,000	1,858,500
Teradyne, Inc. (a)	290,324	4,944,218
Ultratech, Inc. (a)	213,135	5,639,552
Veeco Instruments, Inc. (a)	46,573	1,500,582
		76,148,333
Software - 2.0%
Accelrys, Inc. (a)	172,900	1,682,317
ANSYS, Inc. (a)	49,353	4,228,072
Aspen Technology, Inc. (a)	147,237	5,820,279
BroadSoft, Inc. (a)	50,104	1,331,263
Cadence Design Systems, Inc. (a)	387,349	5,132,374
CommVault Systems, Inc. (a)	82,005	6,138,074
Comverse, Inc.	62,970	2,109,495
Concur Technologies, Inc. (a)	4,519	438,750
Covisint Corp.	15,819	200,743
FireEye, Inc.	7,908	303,430
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FleetMatics Group PLC (a)	62,688	$ 2,426,026
Infoblox, Inc. (a)	100,200	3,184,356
Informatica Corp. (a)	98,810	3,834,816
Interactive Intelligence Group, Inc. (a)	56,452	3,671,638
Linx SA	40,700	808,159
Manhattan Associates, Inc. (a)	68,674	8,258,735
Mentor Graphics Corp.	146,736	3,305,228
MICROS Systems, Inc. (a)	53,441	2,870,851
MicroStrategy, Inc. Class A (a)	17,932	2,319,146
Model N, Inc.	164,434	1,350,003
Nuance Communications, Inc. (a)	105,168	1,421,871
QLIK Technologies, Inc. (a)	291,746	7,316,990
Rovi Corp. (a)	211,850	3,898,040
SeaChange International, Inc. (a)	165,317	2,453,304
SolarWinds, Inc. (a)	118,007	3,946,154
SS&C Technologies Holdings, Inc. (a)	52,802	2,276,294
Synchronoss Technologies, Inc. (a)	42,034	1,333,739
TIBCO Software, Inc. (a)	141,331	3,415,970
TiVo, Inc. (a)	440,100	5,646,483
Ultimate Software Group, Inc. (a)	22,246	3,485,726
Verint Systems, Inc. (a)	120,192	4,557,681
		99,166,007
TOTAL INFORMATION TECHNOLOGY		382,886,184
MATERIALS - 3.2%
Chemicals - 1.4%
Chemtura Corp. (a)	223,750	5,907,000
Cytec Industries, Inc.	81,800	7,319,464
Ferro Corp. (a)	111,710	1,556,120
Huntsman Corp.	368,800	8,456,584
Innospec, Inc.	44,717	2,178,165
Intrepid Potash, Inc.	582,590	9,001,016
Koppers Holdings, Inc.	58,864	2,788,976
LSB Industries, Inc. (a)	252,359	8,095,677
Marrone Bio Innovations, Inc.	34,686	517,168
Methanex Corp.	125,720	7,721,507
PolyOne Corp.	108,422	3,519,378
Quaker Chemical Corp.	56,089	4,545,453
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc.	42,823	$ 2,931,663
Tronox Ltd. Class A	176,415	3,748,819
		68,286,990
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	27,108	2,617,548
Containers & Packaging - 0.7%
Avery Dennison Corp.	89,300	4,366,770
Berry Plastics Group, Inc. (a)	134,782	2,891,074
Crown Holdings, Inc. (a)	101,900	4,497,866
Graphic Packaging Holding Co. (a)	1,093,350	9,818,283
Myers Industries, Inc.	84,617	1,712,648
Owens-Illinois, Inc. (a)	139,125	4,591,125
Rock-Tenn Co. Class A	33,217	3,136,349
Sealed Air Corp.	128,420	4,123,566
		35,137,681
Metals & Mining - 0.9%
A.M. Castle & Co. (a)	36,772	514,440
Allegheny Technologies, Inc.	391,070	12,991,345
Carpenter Technology Corp.	48,255	2,909,294
Century Aluminum Co. (a)	144,376	1,299,384
Globe Specialty Metals, Inc.	144,780	2,577,084
Horsehead Holding Corp. (a)	118,432	1,772,927
Iluka Resources Ltd.	229,882	1,835,123
Molycorp, Inc. (a)	333,349	1,593,408
Schnitzer Steel Industries, Inc. Class A	196,778	6,028,294
Steel Dynamics, Inc.	524,525	9,556,846
Walter Energy, Inc.	85,657	1,218,899
		42,297,044
Paper & Forest Products - 0.1%
Domtar Corp.	53,725	4,594,025
P.H. Glatfelter Co.	90,466	2,532,143
		7,126,168
TOTAL MATERIALS		155,465,431
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	58,404	4,974,269
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 0.4%
Allete, Inc.	17,957	$ 884,921
Cleco Corp.	163,075	7,454,158
Great Plains Energy, Inc.	83,479	1,981,791
ITC Holdings Corp.	34,298	3,103,283
Portland General Electric Co.	77,880	2,321,603
UIL Holdings Corp.	37,931	1,423,550
		17,169,306
Gas Utilities - 0.2%
Atmos Energy Corp.	176,675	7,853,204
Southwest Gas Corp.	27,944	1,482,709
		9,335,913
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	73,700	1,577,917
NRG Energy, Inc.	92,797	2,455,409
Ormat Technologies, Inc.	101,600	2,548,128
		6,581,454
Multi-Utilities - 0.3%
Ameren Corp.	210,425	7,543,736
CMS Energy Corp.	277,975	7,377,447
		14,921,183
TOTAL UTILITIES		48,007,856
TOTAL COMMON STOCKS (Cost $1,839,124,346)		2,272,820,376
Equity Funds - 42.9%

Mid-Cap Blend Funds - 10.0%
FMI Common Stock Fund	4,024,577	122,830,097
Spartan Extended Market Index Fund Investor Class (c)	6,880,691	365,915,160
TOTAL MID-CAP BLEND FUNDS		488,745,257
Mid-Cap Growth Funds - 8.0%
Champlain Mid Cap Fund	3,091,626	47,641,954
Equity Funds - continued
	Shares	Value
Mid-Cap Growth Funds - continued
Columbia Acorn Fund Class R5 Shares	6,268,945	$ 242,984,316
Meridian Growth Fund Legacy Class	2,771,865	100,092,035
TOTAL MID-CAP GROWTH FUNDS		390,718,305
Small Blend Funds - 8.3%
Dreyfus Advantage Funds, Inc. (a)	2,321,968	91,392,646
Goldman Sachs Small Cap Value Fund Class A	3,624,293	207,563,272
SouthernSun Small Cap Investor Fund	530,131	16,635,505
T. Rowe Price Small-Cap Value Fund	1,768,643	89,564,098
TOTAL SMALL BLEND FUNDS		405,155,521
Small Growth Funds - 12.0%
Artisan Small Cap Fund Investor Shares (a)	6,602,825	190,821,651
ASTON/TAMRO Small Cap Fund Class N	5,886,959	144,760,314
Brown Capital Management Small Company Fund - Investor Shares	1,190,462	88,272,788
Champlain Small Company Fund Advisor Class	8,826,087	162,135,225
TOTAL SMALL GROWTH FUNDS		585,989,978
Small Value Funds - 4.6%
Fidelity Small Cap Value Fund (c)	1,827,277	37,349,539
Hennessy Small Cap Financial Fund Investor Class Shares	1,736,600	46,454,047
Royce Opportunity Fund Service Class	8,942,089	143,699,374
TOTAL SMALL VALUE FUNDS		227,502,960
TOTAL EQUITY FUNDS (Cost $1,668,960,634)		2,098,112,021
Money Market Funds - 8.0%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $392,306,139)	392,306,139	392,306,139
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $3,900,391,119)		4,763,238,536
NET OTHER ASSETS (LIABILITIES) - 2.6%		124,643,105
NET ASSETS - 100%		$ 4,887,881,641
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,482 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 453,739,420	$ 12,441,053

The face value of futures purchased as a percentage of net assets is 9.3%

Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 37,305,325	$ -	$ 38,327,635	$ 48,425	$ -
Fidelity Small Cap Value Fund	61,988,518	-	30,000,000	58,473	37,349,539
Spartan Extended Market Index Fund Investor Class	-	334,362,436	-	93,323	365,915,160
Total	$ 99,293,843	$ 334,362,436	$ 68,327,635	$ 200,221	$ 403,264,699
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $3,904,711,464. Net unrealized appreciation aggregated $858,527,072, of which $916,724,033 related to appreciated investment securities and $58,196,961 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2013

1.912869.103

SIT-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 26.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.3%
Autoliv, Inc.	154,300	$ 14,328,298
Continental AG	36,992	7,725,689
DENSO Corp.	688,300	34,467,069
Halla Visteon Climate Control	35,290	1,277,258
Minth Group Ltd.	712,000	1,491,494
TS tech Co. Ltd.	34,500	1,208,990
Valeo SA	39,862	4,238,913
		64,737,711
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	144,676	16,625,257
Daimler AG (Germany)	448,163	37,146,797
Fuji Heavy Industries Ltd.	471,900	13,321,634
Great Wall Motor Co. Ltd. (H Shares)	790,000	4,825,058
Honda Motor Co. Ltd.	730,000	30,941,299
Kia Motors Corp.	203,370	11,607,855
Peugeot Citroen SA (a)	465,198	7,389,378
Tata Motors Ltd.	741,107	4,771,175
Toyota Motor Corp.	551,300	34,428,517
		161,056,970
Diversified Consumer Services - 0.0%
Kroton Educacional SA	187,300	3,149,416
Hotels, Restaurants & Leisure - 0.6%
Arcos Dorados Holdings, Inc. Class A	848,370	10,350,114
Carnival PLC	410,598	14,939,412
Compass Group PLC	3,696,108	55,701,541
InterContinental Hotel Group PLC	156,209	4,855,802
MGM China Holdings Ltd.	759,200	2,702,842
Sands China Ltd.	2,248,800	17,012,740
Whitbread PLC	377,631	22,041,121
		127,603,572
Household Durables - 0.1%
Berkeley Group Holdings PLC	109,693	4,227,005
Haier Electronics Group Co. Ltd.	667,000	1,571,021
Techtronic Industries Co. Ltd.	1,391,500	3,742,353
		9,540,379
Internet & Catalog Retail - 0.0%
ASOS PLC (a)	5,540	525,776
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
LG Home Shopping, Inc.	6,177	$ 1,649,597
Start Today Co. Ltd.	75,700	1,940,438
		4,115,811
Leisure Equipment & Products - 0.1%
Nikon Corp.	147,200	2,790,399
Sankyo Co. Ltd. (Gunma)	70,200	3,217,229
Yamaha Corp.	205,000	3,227,732
		9,235,360
Media - 0.8%
Daily Mail & General Trust PLC Class A	181,532	2,719,409
Fuji Media Holdings, Inc.	548,200	11,167,879
ITV PLC	4,060,747	12,624,741
Naspers Ltd. Class N	33,991	3,245,814
Nippon Television Network Corp.	1,085,600	18,926,073
Pearson PLC	652,651	14,410,369
ProSiebenSat.1 Media AG	134,043	6,031,488
Publicis Groupe SA	258,362	22,840,112
realestate.com.au Ltd.	39,987	1,474,490
Reed Elsevier NV	2,512,534	53,668,570
Rightmove PLC	56,931	2,364,304
UBM PLC	318,833	3,547,604
WPP PLC	186,540	4,123,730
		157,144,583
Multiline Retail - 0.0%
Next PLC	52,827	4,749,923
Specialty Retail - 0.2%
Dunelm Group PLC	176,878	2,604,829
Esprit Holdings Ltd.	3,899,700	8,128,829
Galiform PLC	466,211	2,456,413
H&M Hennes & Mauritz AB (B Shares)	373,570	15,832,736
Inditex SA	20,181	3,217,965
Sa Sa International Holdings Ltd.	1,180,000	1,374,438
Super Cheap Auto Group Ltd.	80,273	1,000,308
United Arrows Ltd.	32,300	1,368,363
USS Co. Ltd.	695,500	9,552,135
World Duty Free SpA (a)	123,542	1,444,512
		46,980,528
Textiles, Apparel & Luxury Goods - 0.3%
Compagnie Financiere Richemont SA Series A	22,416	2,277,707
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
ECLAT Textile Co. Ltd.	173,660	$ 2,211,594
Hermes International SCA	9,152	3,195,985
Li & Fung Ltd.	13,020,000	17,734,965
LVMH Moet Hennessy - Louis Vuitton SA	91,020	17,160,319
Pandora A/S	13,294	689,679
Yue Yuen Industrial (Holdings) Ltd.	2,138,000	6,687,671
		49,957,920
TOTAL CONSUMER DISCRETIONARY		638,272,173
CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Ambev SA sponsored ADR	1,130,715	8,548,205
Diageo PLC	212,411	6,767,022
Heineken NV (Bearer)	503,986	34,261,353
ITO EN Ltd.	129,700	2,800,492
Pernod Ricard SA	180,212	20,429,676
		72,806,748
Food & Staples Retailing - 0.4%
Colruyt NV	90,423	5,098,971
FamilyMart Co. Ltd.	60,700	2,772,961
Lawson, Inc.	256,600	18,810,737
Sundrug Co. Ltd.	235,400	10,604,431
Tesco PLC	5,722,014	32,578,320
Tsuruha Holdings, Inc.	15,000	1,380,741
Wumart Stores, Inc. (H Shares)	1,701,000	2,632,940
		73,879,101
Food Products - 0.9%
Danone SA	988,470	71,830,755
M. Dias Branco SA	196,000	8,900,503
Nestle SA	1,148,878	83,809,900
Unilever NV (Certificaten Van Aandelen) (Bearer)	355,440	13,963,255
		178,504,413
Household Products - 0.2%
Reckitt Benckiser Group PLC	628,667	50,498,284
Personal Products - 0.3%
Kao Corp.	1,189,500	39,071,378
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Kobayashi Pharmaceutical Co. Ltd.	220,900	$ 12,053,599
Kose Corp.	173,600	5,541,237
		56,666,214
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	1,116,068	59,375,085
Japan Tobacco, Inc.	1,504,900	50,826,822
KT&G Corp.	317,224	23,532,270
		133,734,177
TOTAL CONSUMER STAPLES		566,088,937
ENERGY - 1.9%
Energy Equipment & Services - 0.2%
China Oilfield Services Ltd. (H Shares)	334,000	1,008,133
Fred Olsen Energy ASA	43,587	1,721,611
ProSafe ASA	127,521	959,709
Technip SA	235,256	23,552,980
Tecnicas Reunidas SA	270,443	14,666,045
		41,908,478
Oil, Gas & Consumable Fuels - 1.7%
BG Group PLC	2,312,918	47,251,077
BP PLC	841,076	6,614,482
Cairn Energy PLC (a)	2,257,359	10,146,639
Cenovus Energy, Inc.	231,960	6,776,188
CNOOC Ltd.	18,617,000	38,073,942
Dragon Oil PLC	257,539	2,397,829
Galp Energia SGPS SA Class B	223,827	3,708,940
Imperial Oil Ltd.	794,100	34,251,191
INPEX Corp.	669,800	7,767,313
Oil Search Ltd. ADR	742,610	5,407,686
Petroleo Brasileiro SA - Petrobras sponsored ADR	802,420	12,790,575
Reliance Industries Ltd. GDR (d)	227,339	6,215,448
Repsol YPF SA	368,646	9,682,710
Royal Dutch Shell PLC Class A (United Kingdom)	3,228,481	107,952,499
Total SA	512,952	31,030,292
Tullow Oil PLC	167,627	2,384,935
		332,451,746
TOTAL ENERGY		374,360,224
Common Stocks - continued
	Shares	Value
FINANCIALS - 6.2%
Capital Markets - 0.6%
Ashmore Group PLC	275,666	$ 1,777,225
Azimut Holding SpA	91,629	2,344,438
Banca Generali SpA	91,311	2,605,541
CI Financial Corp.	133,231	4,314,600
Coronation Fund Managers Ltd.	147,208	1,199,251
Credit Suisse Group	215,131	6,420,347
Daiwa Securities Group, Inc.	1,687,000	16,385,035
Haitong Securities Co. Ltd. (H Shares)	1,364,000	2,361,143
Hargreaves Lansdown PLC	102,341	2,029,622
Julius Baer Group Ltd.	407,506	19,098,472
Jupiter Fund Management PLC	366,277	2,335,025
Partners Group Holding AG	18,496	4,605,635
UBS AG	2,980,106	56,676,898
		122,153,232
Commercial Banks - 3.3%
Banco Bilbao Vizcaya Argentaria SA	1,041,521	12,410,547
Bank of Ireland (a)	10,445,103	4,039,657
Bankinter SA	374,648	2,368,202
Barclays PLC	8,246,978	36,546,310
BNP Paribas SA	1,173,022	88,063,102
Chiba Bank Ltd.	626,000	4,350,744
China Merchants Bank Co. Ltd. (H Shares)	3,166,244	6,746,987
DBS Group Holdings Ltd.	844,000	11,555,102
DNB ASA	910,180	16,103,465
Erste Group Bank AG	529,536	18,643,113
First Gulf Bank PJSC	627,135	2,902,612
Guaranty Trust Bank PLC GDR (Reg. S)	174,110	1,549,579
HDFC Bank Ltd.	82,085	866,573
HDFC Bank Ltd. sponsored ADR	219,255	7,274,881
HSBC Holdings PLC:
(Hong Kong)	2,966,800	33,095,877
(United Kingdom)	6,188,408	69,110,543
ICICI Bank Ltd. sponsored ADR	42,470	1,522,974
Intesa Sanpaolo SpA	5,350,391	12,940,798
Itau Unibanco Holding SA sponsored ADR	284,276	3,999,763
Joyo Bank Ltd.	883,000	4,507,872
Jyske Bank A/S (Reg.) (a)	61,313	3,314,880
Kasikornbank PCL:
NVDR	1,083,900	5,704,737
(For. Reg.)	643,900	3,388,947
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
KBC Groupe SA	701,402	$ 40,028,732
Lloyds Banking Group PLC (a)	33,428,560	42,251,666
Mitsubishi UFJ Financial Group, Inc.	2,587,600	16,712,055
North Pacific Bank Ltd.	919,700	3,519,180
Royal Bank of Scotland Group PLC (a)	2,577,222	13,764,117
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	371,734	4,631,806
Skandinaviska Enskilda Banken AB (A Shares)	1,876,101	22,767,140
Standard Chartered PLC (United Kingdom)	452,071	10,714,899
Sumitomo Mitsui Financial Group, Inc.	1,688,800	84,029,382
Sydbank A/S (a)	99,913	2,810,093
TCS Group Holding PLC GDR (d)	77,454	967,400
The Hachijuni Bank Ltd.	614,000	3,638,030
The Suruga Bank Ltd.	221,000	3,682,434
The Toronto-Dominion Bank	49,210	4,499,782
UniCredit SpA	2,494,140	18,097,460
Westpac Banking Corp.	988,645	29,589,176
		652,710,617
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	264,600	7,350,789
Flexigroup Ltd.	295,637	1,189,438
International Personal Finance PLC	135,120	1,313,315
Provident Financial PLC	56,050	1,466,517
		11,320,059
Diversified Financial Services - 0.3%
Century Tokyo Leasing Corp.	55,900	1,923,447
FirstRand Ltd.	1,266,054	4,201,437
IG Group Holdings PLC	698,543	6,686,702
ING Groep NV (Certificaten Van Aandelen) (a)	2,426,230	31,481,997
ORIX Corp.	871,800	15,871,023
		60,164,606
Insurance - 1.5%
Admiral Group PLC	63,946	1,300,611
AIA Group Ltd.	5,985,600	30,342,801
Amlin PLC	1,065,022	7,842,130
Aviva PLC	3,569,545	25,070,160
AXA SA	1,407,218	36,875,385
BB Seguridade Participacoes SA	492,700	5,373,950
Catlin Group Ltd.	566,598	5,103,819
Delta Lloyd NV	630,579	15,328,702
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Euler Hermes SA	39,511	$ 5,209,303
Hiscox Ltd.	1,843,502	20,452,021
Jardine Lloyd Thompson Group PLC	411,418	6,900,334
Lancashire Holdings Ltd.	141,918	1,828,736
Muenchener Rueckversicherungs AG	53,769	11,762,872
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	763,500	7,120,373
Prudential PLC	934,395	19,927,904
Sampo Oyj (A Shares)	218,181	10,174,656
Sony Financial Holdings, Inc.	926,300	16,492,471
St. James's Place Capital PLC	292,959	3,067,960
Swiss Re Ltd.	166,050	14,774,859
Zurich Insurance Group AG	158,913	44,339,252
		289,288,299
Real Estate Investment Trusts - 0.1%
Big Yellow Group PLC	118,561	928,879
Derwent London PLC	48,471	1,921,756
Link (REIT)	50,880	249,394
Unibail-Rodamco	36,708	9,599,181
		12,699,210
Real Estate Management & Development - 0.4%
China Overseas Grand Oceans Group Ltd.	793,000	840,815
China Overseas Land and Investment Ltd.	1,430,000	4,445,376
Countrywide PLC	145,488	1,270,061
Deutsche Annington Immobilien SE	230,808	6,021,541
Deutsche Wohnen AG	634,782	12,761,306
Deutsche Wohnen AG (a)	791,818	15,525,556
Mitsubishi Estate Co. Ltd.	674,000	18,711,074
TAG Immobilien AG	575,778	6,753,393
Wharf Holdings Ltd.	1,061,000	8,820,511
		75,149,633
TOTAL FINANCIALS		1,223,485,656
HEALTH CARE - 2.6%
Biotechnology - 0.1%
Abcam PLC	218,310	1,700,370
Algeta ASA (a)	26,241	1,511,882
CSL Ltd.	106,461	6,660,358
		9,872,610
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.1%
GN Store Nordic A/S	221,588	$ 5,291,762
Nihon Kohden Corp.	175,200	6,507,257
Sonova Holding AG Class B	67,897	9,460,935
St.Shine Optical Co. Ltd.	47,500	1,429,669
Straumann Holding AG	1,126	209,696
		22,899,319
Health Care Providers & Services - 0.0%
Miraca Holdings, Inc.	29,400	1,366,040
Odontoprev SA	946,400	3,839,524
Ryman Healthcare Group Ltd.	246,833	1,556,285
Ship Healthcare Holdings, Inc.	42,700	1,821,455
		8,583,304
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA	7,761	1,987,327
Morphosys AG (a)	16,712	1,281,655
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	48,976	1,622,575
		4,891,557
Pharmaceuticals - 2.4%
Astellas Pharma, Inc.	83,100	4,923,783
Bayer AG	623,084	83,140,690
BTG PLC (a)	208,324	1,895,296
GlaxoSmithKline PLC	2,661,983	70,422,000
Lupin Ltd.	159,450	2,294,141
Novartis AG	1,387,746	109,715,249
Roche Holding AG (participation certificate)	417,142	116,297,201
Sanofi SA	431,815	45,625,014
Santen Pharmaceutical Co. Ltd.	552,900	26,310,580
Sawai Pharmaceutical Co. Ltd.	19,000	1,311,240
Shire PLC	101,879	4,613,000
Sino Biopharmaceutical Ltd.	3,768,000	2,969,665
Sun Pharmaceutical Industries Ltd.	669,406	6,136,320
		475,654,179
TOTAL HEALTH CARE		521,900,969
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.3%
Cobham PLC	3,044,794	13,167,945
Meggitt PLC	572,368	4,674,400
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rolls-Royce Group PLC	1,371,425	$ 27,714,175
Singapore Technologies Engineering Ltd.	1,725,000	5,553,652
Zodiac Aerospace	14,369	2,437,646
		53,547,818
Air Freight & Logistics - 0.3%
PostNL NV (a)	2,262,860	13,273,800
Yamato Holdings Co. Ltd.	2,015,400	42,729,744
		56,003,544
Airlines - 0.2%
Copa Holdings SA Class A	8,906	1,348,547
easyJet PLC	261,203	6,086,268
International Consolidated Airlines Group SA CDI (a)	3,563,239	21,357,224
Ryanair Holdings PLC sponsored ADR	268,300	12,885,108
WestJet Airlines Ltd.	81,617	2,145,370
		43,822,517
Building Products - 0.2%
Compagnie de St. Gobain	98,584	5,243,035
Daikin Industries Ltd.	154,200	9,783,786
Geberit AG (Reg.)	60,918	17,897,687
		32,924,508
Commercial Services & Supplies - 0.2%
Babcock International Group PLC	404,717	8,675,323
Berendsen PLC	87,743	1,322,315
Brambles Ltd.	2,449,300	21,202,310
Intrum Justitia AB	46,376	1,180,726
Park24 Co. Ltd.	71,700	1,353,583
Secom Co. Ltd.	82,300	5,077,222
		38,811,479
Construction & Engineering - 0.2%
Balfour Beatty PLC	3,002,047	13,140,267
JGC Corp.	866,000	32,249,401
Keller Group PLC	79,227	1,372,878
VINCI SA	74,607	4,797,619
		51,560,165
Electrical Equipment - 0.4%
ABB Ltd. (Reg.)	238,628	6,092,840
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Legrand SA	858,156	$ 47,371,284
Schneider Electric SA	330,545	27,986,197
		81,450,321
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	153,377	3,858,418
Hutchison Whampoa Ltd.	1,109,000	14,104,701
SembCorp Industries Ltd.	2,534,000	10,904,570
Siemens AG	551,387	72,779,289
		101,646,978
Machinery - 0.5%
Atlas Copco AB (A Shares)	1,169,308	32,569,168
Burckhardt Compression Holding AG	2,985	1,234,968
Glory Ltd.	614,500	16,627,400
Haitian International Holdings Ltd.	345,000	789,456
IMI PLC	289,207	6,947,008
Joy Global, Inc.	216,590	12,250,330
Makita Corp.	45,200	2,254,595
Rotork PLC	32,129	1,493,064
Schindler Holding AG (participation certificate)	150,999	20,824,002
SembCorp Marine Ltd.	4,160,000	14,719,209
Senior Engineering Group PLC	218,795	1,038,957
		110,748,157
Professional Services - 0.2%
Bertrandt AG	11,491	1,579,353
Capita Group PLC	456,885	7,453,581
Experian PLC	730,049	13,462,907
Hays PLC	451,857	916,823
Michael Page International PLC	1,658,386	12,889,681
		36,302,345
Road & Rail - 0.1%
Canadian National Railway Co.	103,211	11,626,111
Canadian Pacific Railway Ltd.	35,906	5,519,633
		17,145,744
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	317,810	3,616,826
Brenntag AG	75,985	13,494,568
Bunzl PLC	1,078,149	24,486,752
Itochu Corp.	376,500	4,748,284
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Misumi Group, Inc.	50,000	$ 1,424,179
Mitsubishi Corp.	459,800	9,043,848
		56,814,457
Transportation Infrastructure - 0.1%
CCR SA	260,600	2,058,676
China Merchant Holdings International Co. Ltd.	2,784,000	10,342,300
		12,400,976
TOTAL INDUSTRIALS		693,179,009
INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.4%
AAC Technology Holdings, Inc.	286,000	1,291,188
Nokia Corp. (a)	2,788,328	22,522,012
Telefonaktiebolaget LM Ericsson (B Shares)	3,590,902	44,738,851
		68,552,051
Computers & Peripherals - 0.0%
Wincor Nixdorf AG	34,309	2,350,067
Electronic Equipment & Components - 0.3%
China High Precision Automation Group Ltd.	1,073,000	41,522
Halma PLC	1,325,639	12,732,870
Hirose Electric Co. Ltd.	68,300	10,440,509
Hitachi Ltd.	2,603,000	19,183,610
HLS Systems International Ltd. (a)	84,460	1,603,895
Hoya Corp.	66,900	1,809,555
Keyence Corp.	17,400	6,989,213
Spectris PLC	207,876	8,275,789
Venture Corp. Ltd.	578,000	3,468,415
		64,545,378
Internet Software & Services - 0.2%
Baidu.com, Inc. sponsored ADR (a)	42,046	7,003,602
Mail.Ru Group Ltd. GDR (Reg. S)	55,839	2,308,943
NetEase.com, Inc. sponsored ADR	38,867	2,791,039
NHN Corp.	7,185	4,698,519
Qihoo 360 Technology Co. Ltd. ADR (a)	20,871	1,701,404
SouFun Holdings Ltd. ADR	27,805	1,805,935
Tencent Holdings Ltd.	85,600	4,951,021
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo! Japan Corp.	2,193,300	$ 10,576,311
Yandex NV (a)	51,231	2,036,432
		37,873,206
IT Services - 0.5%
Amadeus IT Holding SA Class A	627,322	23,496,547
Cap Gemini SA	91,759	5,984,742
Cielo SA	157,000	4,550,091
Cognizant Technology Solutions Corp. Class A (a)	135,010	12,676,089
Computershare Ltd.	1,326,154	13,145,664
HCL Technologies Ltd.	178,038	3,098,596
Nomura Research Institute Ltd.	768,700	25,211,888
Obic Co. Ltd.	341,200	10,008,355
Otsuka Corp.	10,500	1,341,647
Tata Consultancy Services Ltd.	92,564	2,973,295
Tech Mahindra Ltd. (a)	37,178	1,011,419
Wirecard AG	40,007	1,497,388
		104,995,721
Office Electronics - 0.2%
Canon, Inc.	709,400	23,627,797
Neopost SA	158,004	12,342,864
		35,970,661
Semiconductors & Semiconductor Equipment - 0.4%
ARM Holdings PLC	114,407	1,892,377
ASM International NV (Netherlands)	95,849	3,242,967
Infineon Technologies AG	1,505,870	15,284,936
MediaTek, Inc.	603,000	8,881,127
Nanoco Group PLC (a)	162,984	394,036
Samsung Electronics Co. Ltd.	5,097	7,196,037
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,802,147	31,952,066
Tokyo Electron Ltd.	201,800	10,932,598
		79,776,144
Software - 0.2%
Aveva Group PLC	29,374	1,073,284
Dassault Systemes SA	48,924	5,615,391
Linx SA	72,700	1,443,566
Nintendo Co. Ltd.	48,300	6,236,522
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG	227,779	$ 18,834,076
SimCorp A/S	57,831	2,027,883
		35,230,722
TOTAL INFORMATION TECHNOLOGY		429,293,950
MATERIALS - 1.6%
Chemicals - 1.1%
Akzo Nobel NV	1,121,201	84,446,935
AZ Electronic Materials SA	135,433	611,641
Chugoku Marine Paints Ltd.	466,000	2,656,489
DuluxGroup Ltd.	350,015	1,749,120
Elementis PLC	461,491	1,959,582
Givaudan SA	27,225	38,416,566
HEXPOL AB (B Shares)	35,545	2,533,374
Linde AG	205,672	42,003,907
Shin-Etsu Chemical Co., Ltd.	439,600	25,403,211
Symrise AG	411,673	18,235,829
		218,016,654
Containers & Packaging - 0.1%
Rexam PLC	2,192,280	17,921,790
Smurfit Kappa Group PLC	450,675	10,594,125
		28,515,915
Metals & Mining - 0.4%
Gerdau SA sponsored ADR	1,036,800	8,024,832
Glencore Xstrata PLC	1,573,097	7,975,721
Iluka Resources Ltd.	1,429,078	11,408,176
Rio Tinto PLC	933,729	49,586,403
		76,995,132
TOTAL MATERIALS		323,527,701
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,591,780	2,662,006
BT Group PLC	3,141,111	19,177,633
China Unicom Ltd.	7,142,000	11,315,847
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,750,000	1,053,524
TDC A/S	2,052,738	18,415,824
Telefonica Brasil SA sponsored ADR	259,990	5,059,405
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telenor ASA	431,603	$ 10,376,478
Telstra Corp. Ltd.	2,873,146	13,233,323
		81,294,040
Wireless Telecommunication Services - 1.3%
Idea Cellular Ltd.	503,323	1,415,215
KDDI Corp.	2,015,000	126,472,249
NTT DoCoMo, Inc.	725,200	11,651,029
SK Telecom Co. Ltd.	89,802	19,206,721
SoftBank Corp.	83,600	6,765,035
StarHub Ltd.	578,000	1,957,604
Tele2 AB (B Shares)	471,545	5,747,524
TIM Participacoes SA sponsored ADR	118,504	2,936,529
Vodafone Group PLC	20,979,605	77,779,099
		253,931,005
TOTAL TELECOMMUNICATION SERVICES		335,225,045
UTILITIES - 0.4%
Electric Utilities - 0.1%
Energias do Brasil SA	1,700,800	8,765,395
Korea Electric Power Corp. (a)	322,090	9,745,121
		18,510,516
Gas Utilities - 0.1%
China Resources Gas Group Ltd.	2,014,000	6,182,895
Snam Rete Gas SpA	1,627,500	8,757,330
Tokyo Gas Co. Ltd.	2,249,000	11,196,154
		26,136,379
Multi-Utilities - 0.2%
GDF Suez	1,140,096	26,444,203
TOTAL UTILITIES		71,091,098
TOTAL COMMON STOCKS (Cost $4,213,363,490)		5,176,424,762
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Henkel AG & Co. KGaA	269,069	$ 30,510,234
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Itau Unibanco Holding SA	313,900	4,414,839
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series C	117,942,550	192,989
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	12,469,770	9,588,678
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $35,021,047)		44,706,740
Equity Funds - 66.6%

Europe Stock Funds - 1.6%
Henderson European Focus Fund Class A	38	1,279
Vanguard European ETF	5,441,868	312,145,548
TOTAL EUROPE STOCK FUNDS		312,146,827
Foreign Large Blend Funds - 49.5%
American EuroPacific Growth Fund Class F-1	4,247,985	205,390,052
Artisan International Value Fund Investor Class	21,809,183	785,784,861
Fidelity Diversified International Fund (c)	25,257,543	923,415,772
Fidelity International Discovery Fund (c)	32,584,854	1,312,843,758
GE Institutional International Equity Fund Service Class	5,478,169	72,311,830
Harbor International Fund Retirement Class	27,865,575	1,962,293,773
Henderson International Opportunities Fund Class A	24,653,745	652,091,548
Litman Gregory Masters International Fund	18,776,994	334,981,573
Manning & Napier Fund, Inc. World Opportunities Series Class A	141,900,551	1,292,714,018
Equity Funds - continued
	Shares	Value
Foreign Large Blend Funds - continued
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	69,993,387	$ 1,168,189,634
Oakmark International Fund Class I	41,412,313	1,113,162,980
TOTAL FOREIGN LARGE BLEND FUNDS		9,823,179,799
Foreign Large Growth Funds - 6.6%
AIM International Growth Fund Class A	3,799,522	127,132,009
Fidelity Canada Fund (c)	2,025,570	117,564,098
Fidelity International Capital Appreciation Fund (c)	4,811,292	79,001,421
Scout International Fund	13,095,033	483,337,655
T. Rowe Price International Stock Fund Advisor Class	1,153,086	18,541,627
Thornburg International Value Fund Class A	15,725,143	488,108,435
TOTAL FOREIGN LARGE GROWTH FUNDS		1,313,685,245
Foreign Large Value Funds - 1.3%
Pear Tree Polaris Foreign Value Fund - Ordinary Class	13,605,408	252,108,205
Foreign Small Mid Blend Funds - 0.3%
Franklin International Small Cap Growth Fund Class A	55	1,239
iShares MSCI EAFE Small Cap Index ETF	1,310,900	65,689,199
TOTAL FOREIGN SMALL MID BLEND FUNDS		65,690,438
Foreign Small Mid Growth Funds - 0.5%
MFS International New Discovery Fund A Shares	57	1,594
Westcore International Small-Cap Fund	5,004,241	104,138,251
TOTAL FOREIGN SMALL MID GROWTH FUNDS		104,139,845
Foreign Small Mid Value Funds - 0.9%
Third Avenue International Value Fund	8,616,258	173,359,113
Sector Funds - 1.1%
ING International Real Estate Fund Class A	15,628,590	148,315,317
RS Global Natural Resources Fund Class A	66	2,328
SPDR DJ Wilshire International Real Estate ETF	1,525,300	64,459,178
TOTAL SECTOR FUNDS		212,776,823
Equity Funds - continued
	Shares	Value
Other - 4.8%
Fidelity Japan Fund (c)	16,564,408	$ 201,588,847
Fidelity Japan Smaller Companies Fund (c)	6,466,152	88,780,268
iShares MSCI Australia Index ETF	4,731,652	119,994,695
iShares MSCI Japan Index ETF	36,639,300	441,869,958
Matthews Pacific Tiger Fund Class I	15,471	392,488
SPDR Russell/Nomura Small Cap Japan ETF	160,400	8,194,836
Wintergreen Fund	1,990,078	34,289,041
WisdomTree Japan Hedged Equity ETF	1,197,070	60,224,592
TOTAL OTHER		955,334,725
TOTAL EQUITY FUNDS (Cost $10,339,065,118)		13,212,421,020
Money Market Funds - 6.6%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,306,097,336)	1,306,097,336	1,306,097,336
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $15,893,546,991)		19,739,649,858
NET OTHER ASSETS (LIABILITIES) - 0.5%		99,596,187
NET ASSETS - 100%		$ 19,839,246,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
488 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 37,357,996	$ 3,368,293
5,730 Nikkei 225 Index Contracts (Japan)	Dec. 2013	450,091,500	51,117,330
7,061 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	665,887,605	22,433,494
TOTAL EQUITY INDEX CONTRACTS		$ 1,153,337,101	$ 76,919,117

The face value of futures purchased as a percentage of net assets is 5.8%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,182,848 or 0.0% of net assets.

Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 110,723,211	$ -	$ 1,701,175	$ -	$ 117,564,098
Fidelity Diversified International Fund	610,430,947	173,114,604	-	-	923,415,772
Fidelity International Capital Appreciation Fund	70,415,006	-	850,588	-	79,001,421
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Discovery Fund	$ 796,760,548	$ 333,472,821	$ -	$ -	$ 1,312,843,758
Fidelity Japan Fund	172,766,777	-	-	-	201,588,847
Fidelity Japan Smaller Companies Fund	63,562,275	-	-	-	88,780,268
Total	$ 1,824,658,764	$ 506,587,425	$ 2,551,763	$ -	$ 2,723,194,164
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 638,272,173	$ 533,925,599	$ 104,346,574	$ -
Consumer Staples	596,599,171	432,683,909	163,915,262	-
Energy	374,360,224	190,689,009	183,671,215	-
Financials	1,227,900,495	775,496,462	452,404,033	-
Health Care	521,900,969	289,231,565	232,669,404	-
Industrials	693,371,998	614,499,869	78,872,129	-
Information Technology	429,293,950	311,400,793	117,851,635	41,522
Materials	323,527,701	273,941,298	49,586,403	-
Telecommunication Services	344,813,723	196,094,716	148,719,007	-
Utilities	71,091,098	61,345,977	9,745,121	-
Equity Funds	13,212,421,020	13,212,421,020	-	-
Money Market Funds	1,306,097,336	1,306,097,336	-	-
Total Investments in Securities:	$ 19,739,649,858	$ 18,197,827,553	$ 1,541,780,783	$ 41,522
Derivative Instruments:
Assets
Futures Contracts	$ 76,919,117	$ 76,919,117	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $15,934,641,191. Net unrealized appreciation aggregated $3,805,008,667, of which $3,916,518,837 related to appreciated investment securities and $111,510,170 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2013

1.912877.103

SUO-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 11.6%
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	9,477,322	$ 217,978,404
Fidelity Advisor Mega Cap Stock Fund Institutional Class (c)	11,103,769	170,442,849
Fidelity Growth & Income Portfolio (c)	2,545,128	69,812,849
Fidelity Large Cap Stock Fund (c)	1,877,740	50,642,637
iShares S&P 100 Index ETF	380,700	30,829,086
Oakmark Fund Class I	427,873	27,670,521
Vanguard Dividend Appreciation ETF	1,800	133,542
Yacktman Focused Fund Service Class	2,056,775	52,859,118
TOTAL LARGE BLEND FUNDS		620,369,006
Large Growth Funds - 0.7%
Fidelity OTC Portfolio (c)	209,397	16,351,809
T. Rowe Price Growth Stock Fund Advisor Class (a)	396,343	19,868,687
TOTAL LARGE GROWTH FUNDS		36,220,496
Large Value Funds - 5.9%
American Century Income & Growth Fund Investor Class	1,372,474	48,887,511
Delaware Value Fund Class A	4,897,853	78,659,527
Fidelity Advisor Equity Income Fund Institutional Class (c)	1,377,095	44,920,829
Fidelity Blue Chip Value Fund (c)	2,945,940	41,861,813
Hotchkis and Wiley Large Cap Value Fund Class A	2,232,868	53,521,843
iShares High Dividend ETF	628,100	44,211,959
TOTAL LARGE VALUE FUNDS		312,063,482
Mid-Cap Value Funds - 1.8%
Putnam Equity Spectrum Fund Class A	2,285,759	95,407,600
Sector Funds - 79.6%
Consumer Discretionary Select Sector SPDR ETF	3,087,200	202,520,320
Consumer Staples Select Sector SPDR ETF	3,710,900	159,605,809
Energy Select Sector SPDR ETF	257,600	22,266,944
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	1,861,126	174,313,080
Fidelity Advisor Real Estate Fund Institutional Class (c)	3,311,100	64,732,006
Fidelity Advisor Technology Fund Institutional Class (a)(c)	1,716,054	59,032,243
Fidelity Air Transportation Portfolio (c)	1,826,283	109,102,140
Fidelity Banking Portfolio (c)	5,214,857	136,837,837
Fidelity Brokerage & Investment Management Portfolio (c)	976,756	69,935,700
Fidelity Chemicals Portfolio (c)	648,467	94,779,916
Fidelity Consumer Discretionary Portfolio (c)	2,869,740	100,211,308
Fidelity Defense & Aerospace Portfolio (c)	529,426	65,257,049
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Energy Portfolio (c)	1,535,446	$ 95,105,522
Fidelity Financial Services Portfolio (c)	1,074,299	85,815,032
Fidelity Health Care Portfolio (c)	1,354,207	271,180,045
Fidelity Industrial Equipment Portfolio (c)	293,373	13,753,321
Fidelity Industrials Portfolio (c)	8,590,638	287,185,017
Fidelity Insurance Portfolio (c)	1,399,842	99,654,787
Fidelity IT Services Portfolio (c)	4,437,186	160,803,607
Fidelity Leisure Portfolio (c)	739,948	101,084,242
Fidelity Medical Delivery Portfolio (c)	882,924	66,616,607
Fidelity Medical Equipment & Systems Portfolio (c)	2,091,240	79,906,277
Fidelity Natural Gas Portfolio (c)	704,550	26,857,459
Fidelity Natural Resources Portfolio (c)	1,234,800	46,490,233
Fidelity Pharmaceuticals Portfolio (c)	6,772,057	138,759,453
Fidelity Retailing Portfolio (c)	1,265,792	112,174,503
Fidelity Software & Computer Services Portfolio (c)	1,727,217	201,618,082
Fidelity Telecom and Utilities Fund (c)	10,142,745	218,880,438
Fidelity Telecommunications Portfolio (c)	216,462	12,959,599
Fidelity Transportation Portfolio (c)	1,130,654	83,962,370
Fidelity Utilities Portfolio (c)	341,122	22,691,469
First Trust Health Care AlphaDEX ETF	150,600	7,168,560
Health Care Select Sector SPDR ETF	1,870,400	103,358,304
Industrial Select Sector SPDR ETF	3,165,000	159,516,000
iShares Dow Jones U.S. Energy Sector Index ETF	262,900	12,861,068
iShares Dow Jones U.S. Technology Sector Index ETF	303,900	25,886,202
iShares NASDAQ Biotechnology Index ETF	93,400	20,936,544
iShares U.S. Financial Services ETF	125,600	10,242,680
John Hancock Regional Bank Fund Class A	2,585,075	50,305,558
KBW Insurance ETF	344,700	21,495,492
KBW Regional Banking ETF	4,337,200	173,314,512
Materials Select Sector SPDR ETF	1,027,000	45,537,180
PowerShares Dynamic Pharmaceuticals Portfolio ETF	291,300	15,319,467
SPDR S&P Pharmaceuticals ETF	640,000	56,345,600
SPDR S&P Retail ETF	598,100	52,907,926
T. Rowe Price Science & Tech Fund Advisor Class (a)	1,422,083	51,877,577
Technology Select Sector SPDR ETF	1,185,300	41,118,057
TOTAL SECTOR FUNDS		4,232,283,142
Equity Funds - continued
	Shares	Value
Small Growth Funds - 0.4%
Brown Capital Management Small Company Fund - Investor Shares	271,895	$ 20,161,048
TOTAL EQUITY FUNDS (Cost $4,370,539,475)		5,316,504,774
Money Market Funds - 0.4%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $20,773,789)	20,773,789	20,773,789
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,391,313,264)		5,337,278,563
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(20,282,490)
NET ASSETS - 100%		$ 5,316,996,073
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 247,806,903	$ 73,298,378	$ 168,971,232	$ 698,371	$ 174,313,080
Fidelity Advisor Diversified Stock Fund Institutional Class	177,415,466	-	-	-	217,978,404
Fidelity Advisor Equity Income Fund Institutional Class	69,180,431	852,849	34,000,000	852,849	44,920,829
Fidelity Advisor Materials Fund Institutional Class	85,317,365	6,686	86,781,349	2,886	-
Fidelity Advisor Mega Cap Stock Fund Institutional Class	138,376,406	993,132	-	993,132	170,442,849
Fidelity Advisor Real Estate Fund Institutional Class	16,626,417	107,506,141	53,212,207	277,713	64,732,006
Fidelity Advisor Technology Fund Institutional Class	60,751,750	14,000,000	30,000,000	-	59,032,243
Fidelity Air Transportation Portfolio	688,977	107,642,343	9,520,000	7,883	109,102,140
Fidelity Automotive Portfolio	-	23,200,000	23,832,399	-	-
Fidelity Banking Portfolio	57,062,237	59,223,757	-	105,363	136,837,837
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Biotechnology Portfolio	$ 53,675,069	$ 35,650,146	$ 102,353,065	$ -	$ -
Fidelity Blue Chip Value Fund	-	39,817,914	1,115,095	59,509	41,861,813
Fidelity Brokerage & Investment Management Portfolio	57,995,996	54,976,474	57,000,026	-	69,935,700
Fidelity Chemicals Portfolio	92,150,793	79,425,331	89,788,306	140,688	94,779,916
Fidelity Communica-tions Equip-ment Portfolio	51,726,312	23,400,000	81,118,237	-	-
Fidelity Computers Portfolio	65,774,294	55,658,808	123,611,657	38,678	-
Fidelity Construction & Housing Portfolio	37,630,675	214,164	39,329,263	6,512	-
Fidelity Consumer Discretionary Portfolio	67,965,210	14,176,139	2,000,000	12,402	100,211,308
Fidelity Consumer Finance Portfolio	47,473,288	13,962,390	66,306,233	24,212	-
Fidelity Defense & Aerospace Portfolio	32,420,861	43,801,935	26,000,000	56,550	65,257,049
Fidelity Electronics Portfolio	51,042,178	39,429,364	95,214,158	1,562	-
Fidelity Energy Portfolio	155,896,593	228,263	74,010,174	151,287	95,105,522
Fidelity Energy Service Portfolio	97,800,716	46,200,000	159,784,152	-	-
Fidelity Environmental & Alternative Energy Portfolio	5,457,412	9,035	5,739,435	9,035	-
Fidelity Financial Services Portfolio	76,834,908	22,182,038	30,700,000	82,038	85,815,032
Fidelity Gold Portfolio	-	2,210,082	2,142,232	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth & Income Portfolio	$ 61,189,595	$ 874,181	$ 5,000,000	$ 874,181	$ 69,812,849
Fidelity Health Care Portfolio	74,682,223	142,378,929	-	31,683	271,180,045
Fidelity Industrial Equipment Portfolio	43,366,419	21,353,572	54,215,988	52,914	13,753,321
Fidelity Industrials Portfolio	189,353,768	69,014,335	16,470,002	319,564	287,185,017
Fidelity Insurance Portfolio	64,673,856	20,764,138	4,900,000	203,057	99,654,787
Fidelity IT Services Portfolio	97,544,039	32,044,904	-	-	160,803,607
Fidelity Large Cap Core Enhanced Index Fund	73,592,186	4,319,242	84,382,476	281,988	-
Fidelity Large Cap Stock Fund	-	46,663,017	-	-	50,642,637
Fidelity Leisure Portfolio	-	99,642,332	2,000,000	-	101,084,242
Fidelity Medical Delivery Portfolio	1,529,816	96,186,416	41,555,866	-	66,616,607
Fidelity Medical Equipment & Systems Portfolio	72,173,262	107,748,440	110,267,832	-	79,906,277
Fidelity Mega Cap Stock Fund	7,266,020	-	8,115,745	-	-
Fidelity Multimedia Portfolio	51,059,362	146,366,888	209,220,347	-	-
Fidelity Natural Gas Portfolio	-	27,065,832	-	-	26,857,459
Fidelity Natural Resources Portfolio	4,396,900	49,433,181	8,459,626	-	46,490,233
Fidelity OTC Portfolio	25,301,630	222,642,194	251,000,000	161,642	16,351,809
Fidelity Pharmaceuticals Portfolio	101,143,182	115,243,363	99,421,328	376,230	138,759,453
Fidelity Real Estate Investment Portfolio	-	34,963,328	31,703,172	238,328	-
Fidelity Retailing Portfolio	62,618,430	64,758,006	33,600,909	22,050	112,174,503
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Small Cap Value Fund	$ -	$ 14,900,000	$ 15,243,229	$ -	$ -
Fidelity Software & Computer Services Portfolio	117,187,897	38,000,000	-	-	201,618,082
Fidelity Telecom and Utilities Fund	116,623,330	165,925,921	72,000,000	1,211,763	218,880,438
Fidelity Telecommuni-cations Portfolio	19,507,256	63,696,205	76,966,375	146,205	12,959,599
Fidelity Transportation Portfolio	1,319,195	99,115,585	22,800,000	38,517	83,962,370
Fidelity Utilities Portfolio	-	102,870,383	78,998,492	-	22,691,469
Total	$ 2,931,598,623	$ 2,639,035,761	$ 2,588,850,607	$ 7,478,792	$ 3,611,710,532
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $4,394,634,133. Net unrealized appreciation aggregated $942,644,430, of which $950,055,622 related to appreciated investment securities and $7,411,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
U.S. Opportunity II Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2013

1.912853.103

SUI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 16.5%
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	2,176,080	$ 50,049,851
Fidelity Advisor Mega Cap Stock Fund Institutional Class (c)	4,282,122	65,730,571
Fidelity Growth & Income Portfolio (c)	363,941	9,982,902
Fidelity Large Cap Stock Fund (c)	651,604	17,573,771
TOTAL LARGE BLEND FUNDS		143,337,095
Large Growth Funds - 0.3%
Fidelity OTC Portfolio (c)	33,962	2,652,076
Large Value Funds - 1.8%
Fidelity Blue Chip Value Fund (c)	1,082,289	15,379,332
Mid-Cap Blend Funds - 0.8%
Fidelity Leveraged Company Stock Fund (c)	170,320	7,178,984
Sector Funds - 80.6%
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	634,851	59,460,162
Fidelity Advisor Technology Fund Institutional Class (a)(c)	577,982	19,882,572
Fidelity Air Transportation Portfolio (c)	320,558	19,150,111
Fidelity Banking Portfolio (c)	1,082,197	28,396,848
Fidelity Brokerage & Investment Management Portfolio (c)	234,855	16,815,629
Fidelity Chemicals Portfolio (c)	155,429	22,717,538
Fidelity Consumer Discretionary Portfolio (c)	1,607,519	56,134,578
Fidelity Defense & Aerospace Portfolio (c)	124,085	15,294,756
Fidelity Energy Portfolio (c)	128,550	7,962,373
Fidelity Financial Services Portfolio (c)	432,941	34,583,295
Fidelity Gold Portfolio (a)(c)	44,623	829,094
Fidelity Health Care Portfolio (c)	329,652	66,012,757
Fidelity Industrial Equipment Portfolio (c)	25,117	1,177,495
Fidelity Industrials Portfolio (c)	1,412,333	47,214,288
Fidelity Insurance Portfolio (c)	332,216	23,650,422
Fidelity IT Services Portfolio (c)	543,247	19,687,284
Fidelity Leisure Portfolio (c)	143,061	19,543,566
Fidelity Medical Delivery Portfolio (c)	147,106	11,099,173
Fidelity Medical Equipment & Systems Portfolio (c)	408,418	15,605,670
Fidelity Natural Gas Portfolio (c)	418,292	15,945,298
Fidelity Natural Resources Portfolio (c)	435,927	16,412,664
Fidelity Pharmaceuticals Portfolio (c)	1,465,902	30,036,326
Fidelity Real Estate Investment Portfolio (c)	279,223	8,918,367
Fidelity Retailing Portfolio (c)	246,155	21,814,268
Fidelity Software & Computer Services Portfolio (c)	493,707	57,630,369
Fidelity Telecom and Utilities Fund (c)	1,900,352	41,009,591
Fidelity Telecommunications Portfolio (c)	89,700	5,370,332
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Transportation Portfolio (c)	181,804	$ 13,500,781
Fidelity Utilities Portfolio (c)	43,825	2,915,243
TOTAL SECTOR FUNDS		698,770,850
TOTAL EQUITY FUNDS (Cost $684,554,246)		867,318,337
Money Market Funds - 0.0%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $100,000)	100,000	100,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $684,654,246)		867,418,337
NET OTHER ASSETS (LIABILITIES) - 0.0%		(25,034)
NET ASSETS - 100%		$ 867,393,303
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 36,584,575	$ 69,875,250	$ 50,610,591	$ 142,746	$ 59,460,162
Fidelity Advisor Diversified Stock Fund Institutional Class	57,096,141	-	17,100,000	-	50,049,851
Fidelity Advisor Equity Income Fund Institutional Class	10,908,828	104,218	12,005,668	104,218	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Materials Fund Institutional Class	$ 5,456,323	$ 3,000,209	$ 8,572,869	$ -	$ -
Fidelity Advisor Mega Cap Stock Fund Institutional Class	63,770,650	11,997,487	20,748,308	313,133	65,730,571
Fidelity Advisor Real Estate Fund Institutional Class	15,469,455	24,284,203	38,697,082	87,190	-
Fidelity Advisor Technology Fund Institutional Class	37,676,549	27,249,822	49,024,262	-	19,882,572
Fidelity Air Transportation Portfolio	-	19,799,967	2,680,699	1,344	19,150,111
Fidelity Automotive Portfolio	-	3,400,000	3,536,932	-	-
Fidelity Banking Portfolio	13,391,144	34,541,917	23,455,307	24,726	28,396,848
Fidelity Biotechnology Portfolio	7,648,836	25,294,765	35,512,904	-	-
Fidelity Blue Chip Value Fund	-	15,168,037	557,478	4,814	15,379,332
Fidelity Brokerage & Investment Management Portfolio	16,326,578	22,653,492	25,338,357	-	16,815,629
Fidelity Chemicals Portfolio	2,269,713	25,588,667	7,967,646	5,774	22,717,538
Fidelity Communications Equipment Portfolio	6,303,896	10,631,285	17,849,151	-	-
Fidelity Computers Portfolio	292,531	20,249,822	20,501,933	-	-
Fidelity Construction & Housing Portfolio	8,509,645	1,028,339	9,723,944	862	-
Fidelity Consumer Discretionary Portfolio	33,113,940	16,374,887	4,600,000	6,042	56,134,578
Fidelity Consumer Finance Portfolio	3,108,848	8,217,640	11,676,929	1,821	-
Fidelity Defense & Aerospace Portfolio	259,006	13,724,277	1,758,469	8,757	15,294,756
Fidelity Electronics Portfolio	9,014,830	10,305,668	19,845,792	-	-
Fidelity Energy Portfolio	6,709,104	3,013,587	2,735,343	9,425	7,962,373
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Service Portfolio	$ 37,259,772	$ 11,014,643	$ 51,157,395	$ -	$ -
Fidelity Environmental & Alternative Energy Portfolio	-	1,400,000	1,515,663	-	-
Fidelity Financial Services Portfolio	20,511,254	23,365,708	14,551,168	14,929	34,583,295
Fidelity Gold Portfolio	-	8,000,000	6,348,359	-	829,094
Fidelity Growth & Income Portfolio	8,132,928	116,191	-	116,191	9,982,902
Fidelity Health Care Portfolio	16,292,839	35,748,205	-	8,724	66,012,757
Fidelity Industrial Equipment Portfolio	3,045,522	3,000,574	5,073,718	422	1,177,495
Fidelity Industrials Portfolio	56,648,933	10,315,092	27,267,848	80,880	47,214,288
Fidelity Insurance Portfolio	17,919,240	7,568,748	7,000,000	65,464	23,650,422
Fidelity IT Services Portfolio	13,368,532	2,060,214	-	-	19,687,284
Fidelity Large Cap Core Enhanced Index Fund	22,544,597	1,273,837	25,606,590	82,801	-
Fidelity Large Cap Stock Fund	-	16,258,022	-	-	17,573,771
Fidelity Large Cap Value Enhanced Index Fund	9,511,600	211,844	10,689,521	37,447	-
Fidelity Leisure Portfolio	2,156,747	20,075,018	4,000,000	6,293	19,543,566
Fidelity Leveraged Company Stock Fund	-	7,000,000	-	-	7,178,984
Fidelity Medical Delivery Portfolio	-	25,071,895	16,000,000	-	11,099,173
Fidelity Medical Equipment & Systems Portfolio	17,570,479	26,122,403	29,671,113	-	15,605,670
Fidelity Multimedia Portfolio	9,330,805	29,896,985	41,392,892	-	-
Fidelity Natural Gas Portfolio	-	18,329,985	2,884,008	-	15,945,298
Fidelity Natural Resources Portfolio	-	23,800,000	8,000,000	-	16,412,664
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity New Millennium Fund	$ 6,271,874	$ -	$ 6,699,191	$ -	$ -
Fidelity OTC Portfolio	3,053,737	44,680,014	51,000,000	32,477	2,652,076
Fidelity Pharmaceuticals Portfolio	11,073,179	37,394,130	22,164,761	54,512	30,036,326
Fidelity Real Estate Investment Portfolio	-	12,926,028	3,000,000	26,028	8,918,367
Fidelity Retailing Portfolio	13,623,060	24,159,206	19,800,000	5,524	21,814,268
Fidelity Software & Computer Services Portfolio	25,365,334	21,000,000	2,000,000	-	57,630,369
Fidelity Telecom and Utilities Fund	12,554,944	30,943,723	3,500,000	171,050	41,009,591
Fidelity Telecommunications Portfolio	3,378,946	24,143,899	23,344,643	39,262	5,370,332
Fidelity Transportation Portfolio	-	20,486,763	8,199,188	8,984	13,500,781
Fidelity Utilities Portfolio	-	35,177,420	32,279,583	-	2,915,243
Fidelity Wireless Portfolio	406,235	13,890,726	14,931,517	-	-
Total	$ 643,931,149	$ 901,934,812	$ 822,576,822	$ 1,461,840	$ 867,318,337
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $684,856,517. Net unrealized appreciation aggregated $182,561,820, of which $184,017,767 related to appreciated investment securities and $1,455,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2013

1.912843.103

SIL-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 31.9%
	Shares	Value
CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	10,900	$ 438,362
Bridgestone Corp.	48,500	1,775,343
Continental AG	5,900	1,232,201
Pirelli & C SpA	34,600	533,144
Sumitomo Rubber Industries Ltd.	18,400	259,714
		4,238,764
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	4,879	560,664
Daimler AG (Germany)	9,211	763,470
Fuji Heavy Industries Ltd.	20,600	581,533
Honda Motor Co. Ltd.	65,900	2,793,194
Mazda Motor Corp. (a)	173,000	795,383
Nissan Motor Co. Ltd.	73,800	672,737
Renault SA	6,800	603,269
Toyota Motor Corp.	88,800	5,545,533
		12,315,783
Hotels, Restaurants & Leisure - 0.5%
InterContinental Hotel Group PLC	19,500	606,163
Sands China Ltd.	315,600	2,387,594
Sodexo SA	7,800	783,663
Tatts Group Ltd.	112,302	315,869
Whitbread PLC	10,151	592,482
William Hill PLC	122,665	773,964
Wynn Macau Ltd.	138,000	529,568
		5,989,303
Household Durables - 0.1%
Taylor Wimpey PLC	535,400	932,144
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	83,400	1,281,386
Leisure Equipment & Products - 0.1%
Sega Sammy Holdings, Inc.	37,000	974,796
Media - 0.8%
Dentsu, Inc.	9,400	390,883
Fuji Media Holdings, Inc.	40,900	833,211
ITV PLC	490,400	1,524,639
Publicis Groupe SA	7,400	654,186
Reed Elsevier NV	41,856	894,058
Reed Elsevier PLC	67,100	970,594
RTL Group	8,200	986,638
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Sky Deutschland AG (a)	43,500	$ 446,264
West Australian Newspapers Holdings Ltd.	146,375	295,788
WPP PLC	98,809	2,184,313
		9,180,574
Multiline Retail - 0.1%
Don Quijote Holdings Co. Ltd.	8,600	526,351
Lifestyle International Holdings Ltd.	214,000	452,703
Myer Holdings Ltd.	131,957	342,325
		1,321,379
Specialty Retail - 0.5%
H&M Hennes & Mauritz AB (B Shares)	53,925	2,285,463
Inditex SA	8,007	1,276,758
Kingfisher PLC	230,700	1,419,001
Nitori Holdings Co. Ltd.	4,250	393,699
Yamada Denki Co. Ltd.	106,800	372,176
		5,747,097
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	9,300	1,131,250
Compagnie Financiere Richemont SA Series A	15,722	1,597,524
Kering SA	9,440	2,094,020
LVMH Moet Hennessy - Louis Vuitton SA	5,909	1,114,044
		5,936,838
TOTAL CONSUMER DISCRETIONARY		47,918,064
CONSUMER STAPLES - 3.5%
Beverages - 0.7%
Anheuser-Busch InBev SA NV	50,108	5,107,943
Diageo PLC	28,774	916,687
SABMiller PLC	29,400	1,516,821
Treasury Wine Estates Ltd.	113,665	508,006
		8,049,457
Food & Staples Retailing - 0.6%
Carrefour SA	38,890	1,530,354
Distribuidora Internacional de Alimentacion SA	28,900	265,029
Seven & i Holdings Co., Ltd.	57,500	2,116,013
Tesco PLC	150,400	856,303
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wesfarmers Ltd.	32,603	$ 1,273,732
WM Morrison Supermarkets PLC	121,700	528,711
		6,570,142
Food Products - 0.8%
Ajinomoto Co., Inc.	39,000	555,810
Associated British Foods PLC	3,300	123,817
Dairy Crest Group PLC	46,184	390,324
Nestle SA	76,336	5,568,661
Unilever NV (Certificaten Van Aandelen) (Bearer)	44,400	1,744,228
Unilever PLC	32,000	1,292,664
		9,675,504
Household Products - 0.5%
Henkel AG & Co. KGaA	7,916	784,454
Reckitt Benckiser Group PLC	48,100	3,863,679
Svenska Cellulosa AB (SCA) (B Shares)	45,100	1,316,693
		5,964,826
Personal Products - 0.1%
L'Oreal SA	5,600	937,083
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	68,021	3,618,734
Imperial Tobacco Group PLC	65,877	2,505,145
Japan Tobacco, Inc.	75,300	2,543,199
		8,667,078
TOTAL CONSUMER STAPLES		39,864,090
ENERGY - 2.0%
Energy Equipment & Services - 0.3%
AMEC PLC	31,477	583,046
John Wood Group PLC	47,700	621,290
Subsea 7 SA	23,600	459,531
Technip SA	8,800	881,024
Transocean Ltd. (Switzerland)	15,950	803,483
		3,348,374
Oil, Gas & Consumable Fuels - 1.7%
BG Group PLC	232,321	4,746,133
BP PLC	77,506	609,531
INPEX Corp.	51,200	593,739
JX Holdings, Inc.	79,800	415,183
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Repsol YPF SA	18,971	$ 498,285
Royal Dutch Shell PLC:
Class A (United Kingdom)	89,779	3,001,990
Class B (United Kingdom)	30,195	1,057,508
Statoil ASA	22,500	506,992
Total SA	103,599	6,267,072
Woodside Petroleum Ltd.	52,988	1,803,889
		19,500,322
TOTAL ENERGY		22,848,696
FINANCIALS - 8.6%
Capital Markets - 1.0%
Credit Suisse Group	114,146	3,406,561
Macquarie Group Ltd.	25,260	1,245,756
Nomura Holdings, Inc.	248,300	1,973,861
UBS AG	272,863	5,189,422
		11,815,600
Commercial Banks - 4.5%
Australia & New Zealand Banking Group Ltd.	160,081	4,648,268
Banco Bilbao Vizcaya Argentaria SA	69,051	822,797
Banco Santander SA (Spain)	30,100	267,566
Bank of Ireland (a)	2,111,700	816,703
Banque Cantonale Vaudoise (Bearer)	550	293,993
Barclays PLC	615,290	2,726,645
BNP Paribas SA	42,140	3,163,606
Commonwealth Bank of Australia	14,047	995,028
Criteria CaixaCorp SA	216,400	1,095,021
Criteria CaixaCorp SA rights (a)	169,300	12,422
Dah Sing Financial Holdings Ltd.	81,600	477,861
DBS Group Holdings Ltd.	24,000	328,581
DNB ASA	130,400	2,307,117
Erste Group Bank AG	32,800	1,154,773
HSBC Holdings PLC (United Kingdom)	316,929	3,539,381
Intesa Sanpaolo SpA	267,858	647,859
KBC Groupe SA	53,142	3,032,793
Lloyds Banking Group PLC (a)	2,227,700	2,815,677
Mitsubishi UFJ Financial Group, Inc.	440,700	2,846,268
National Australia Bank Ltd.	32,534	1,024,055
Nordea Bank AB	151,400	1,956,162
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Shinsei Bank Ltd.	318,000	$ 785,338
Societe Generale Series A	22,649	1,302,879
Standard Chartered PLC (United Kingdom)	111,921	2,652,730
Sumitomo Mitsui Financial Group, Inc.	75,300	3,746,691
Sumitomo Mitsui Trust Holdings, Inc.	211,000	1,036,000
Svenska Handelsbanken AB (A Shares)	20,700	961,888
Swedbank AB (A Shares)	59,200	1,511,735
United Overseas Bank Ltd.	102,860	1,714,811
Westpac Banking Corp.	45,334	1,356,802
Wing Hang Bank Ltd.	55,129	816,352
		50,857,802
Diversified Financial Services - 0.4%
ING Groep NV (Certificaten Van Aandelen) (a)	142,700	1,851,630
Mitsubishi UFJ Lease & Finance Co. Ltd.	99,100	592,017
ORIX Corp.	128,200	2,333,867
		4,777,514
Insurance - 1.8%
AEGON NV	244,404	2,170,517
Ageas	14,500	611,766
AIA Group Ltd.	364,600	1,848,267
Allianz SE	5,314	923,162
Aviva PLC	96,800	679,860
AXA SA	79,750	2,089,806
Catlin Group Ltd.	35,200	317,076
Legal & General Group PLC	241,902	846,668
MS&AD Insurance Group Holdings, Inc.	28,700	772,374
Prudential PLC	111,283	2,373,340
QBE Insurance Group Ltd.	121,859	1,735,932
Resolution Ltd.	114,200	639,267
Sampo Oyj (A Shares)	22,600	1,053,929
Suncorp-Metway Ltd.	146,913	1,763,866
Swiss Re Ltd.	16,310	1,451,237
Tokio Marine Holdings, Inc.	37,800	1,254,527
Zurich Insurance Group AG	1,518	423,546
		20,955,140
Real Estate Investment Trusts - 0.3%
British Land Co. PLC	55,158	551,458
Mirvac Group unit	237,081	366,865
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Unibail-Rodamco	4,100	$ 1,072,154
Westfield Group unit	131,531	1,245,151
		3,235,628
Real Estate Management & Development - 0.6%
AEON Mall Co. Ltd.	19,150	550,508
Cheung Kong Holdings Ltd.	26,000	411,168
Global Logistic Properties Ltd.	224,000	526,597
Hongkong Land Holdings Ltd.	83,000	490,530
Hysan Development Co. Ltd.	93,000	431,858
Mitsui Fudosan Co. Ltd.	53,000	1,797,794
New World Development Co. Ltd.	226,118	306,836
New World Development Co. Ltd. rights (a)	2,826	0
Sun Hung Kai Properties Ltd.	121,000	1,553,753
Swire Pacific Ltd. (A Shares)	33,500	405,109
Tokyo Tatemono Co. Ltd.	57,000	563,073
UOL Group Ltd.	24,000	118,771
Wheelock and Co. Ltd.	31,000	150,950
		7,306,947
TOTAL FINANCIALS		98,948,631
HEALTH CARE - 3.2%
Biotechnology - 0.3%
CSL Ltd.	40,449	2,530,549
Grifols SA ADR	28,592	981,706
		3,512,255
Health Care Equipment & Supplies - 0.1%
Ansell Ltd.	36,910	682,362
Olympus Corp. (a)	11,500	386,720
		1,069,082
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	6,450	913,236
Ramsay Health Care Ltd.	8,681	306,119
		1,219,355
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	27,200	1,611,635
AstraZeneca PLC (United Kingdom)	15,928	913,344
Bayer AG	38,830	5,181,248
Daiichi Sankyo Kabushiki Kaisha	16,200	297,291
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC	72,072	$ 1,906,644
Hikma Pharmaceuticals PLC	30,901	609,793
Mitsubishi Tanabe Pharma Corp.	17,700	243,268
Novartis AG	6,072	480,053
Novo Nordisk A/S Series B	16,593	2,966,245
Roche Holding AG (participation certificate)	24,054	6,706,141
Rohto Pharmaceutical Co. Ltd.	25,000	398,018
Sanofi SA	51,012	5,389,862
Santen Pharmaceutical Co. Ltd.	5,500	261,726
Shionogi & Co. Ltd.	15,800	347,324
Shire PLC	49,600	2,245,848
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,100	370,916
UCB SA	17,200	1,154,428
		31,083,784
TOTAL HEALTH CARE		36,884,476
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.6%
European Aeronautic Defence and Space Co. (EADS) NV	22,600	1,604,846
Finmeccanica SpA (a)	206,800	1,506,159
Meggitt PLC	60,000	490,006
Rolls-Royce Group PLC	67,700	1,368,102
Safran SA	34,200	2,251,750
		7,220,863
Airlines - 0.3%
Cathay Pacific Airways Ltd.	188,000	398,186
China Southern Airlines Ltd. (H Shares)	968,000	425,780
International Consolidated Airlines Group SA (a)	126,500	759,058
International Consolidated Airlines Group SA CDI (a)	95,900	574,802
Japan Airlines Co. Ltd.	14,000	711,992
		2,869,818
Building Products - 0.3%
ASSA ABLOY AB (B Shares)	25,400	1,285,228
Compagnie de St. Gobain	9,690	515,347
Daikin Industries Ltd.	17,200	1,091,317
		2,891,892
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Babcock International Group PLC	29,900	$ 640,922
Serco Group PLC	56,586	421,755
		1,062,677
Construction & Engineering - 0.1%
Chiyoda Corp.	41,000	560,701
VINCI SA	15,400	990,300
		1,551,001
Electrical Equipment - 0.6%
Legrand SA	20,400	1,126,105
Mitsubishi Electric Corp.	154,000	1,778,340
Nidec Corp.	5,800	561,618
OSRAM Licht AG (a)	19,898	1,178,560
Schneider Electric SA	15,302	1,295,572
Sumitomo Electric Industries Ltd.	77,000	1,200,342
		7,140,537
Industrial Conglomerates - 0.5%
Koninklijke Philips Electronics NV	68,117	2,435,939
SembCorp Industries Ltd.	117,000	503,486
Siemens AG	23,699	3,128,105
		6,067,530
Machinery - 0.7%
Andritz AG	15,000	951,126
GEA Group AG	23,513	1,096,026
IMI PLC	18,100	434,778
JTEKT Corp.	45,100	696,894
Kawasaki Heavy Industries Ltd.	278,000	1,139,733
Mitsubishi Heavy Industries Ltd.	55,000	352,726
NSK Ltd.	82,000	968,520
Scania AB (B Shares)	40,400	801,305
Schindler Holding AG (participation certificate)	2,984	411,518
Sumitomo Heavy Industries Ltd.	85,000	409,049
THK Co. Ltd.	11,000	266,611
		7,528,286
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	64	649,362
Orient Overseas International Ltd.	63,500	335,825
		985,187
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.3%
Adecco SA (Reg.)	6,298	$ 484,996
Capita Group PLC	31,900	520,414
Experian PLC	51,300	946,028
Randstad Holding NV	7,400	461,128
SEEK Ltd.	37,925	461,549
SGS SA (Reg.)	300	676,192
		3,550,307
Road & Rail - 0.3%
ComfortDelgro Corp. Ltd.	300,000	469,777
East Japan Railway Co.	18,200	1,490,536
West Japan Railway Co.	18,200	795,900
		2,756,213
Trading Companies & Distributors - 0.3%
Bunzl PLC	17,100	388,373
Itochu Corp.	72,200	910,561
Mitsubishi Corp.	37,400	735,624
Noble Group Ltd.	475,000	418,277
Rexel SA	21,750	551,328
Wolseley PLC	15,423	832,053
		3,836,216
Transportation Infrastructure - 0.0%
Sydney Airport unit	104,878	372,314
TOTAL INDUSTRIALS		47,832,841
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Nokia Corp. (a)	81,000	654,257
Electronic Equipment & Components - 0.6%
Hitachi Ltd.	259,000	1,908,780
Hoya Corp.	23,500	635,644
Keyence Corp.	2,000	803,358
Murata Manufacturing Co. Ltd.	12,600	1,083,567
Omron Corp.	29,100	1,197,291
Taiyo Yuden Co. Ltd.	14,900	190,822
TDK Corp.	15,900	741,881
		6,561,343
IT Services - 0.2%
Amadeus IT Holding SA Class A	38,700	1,449,521
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Atos Origin SA	7,568	$ 640,656
Nomura Research Institute Ltd.	16,600	544,448
		2,634,625
Office Electronics - 0.1%
Konica Minolta, Inc.	46,000	463,839
Ricoh Co. Ltd.	53,000	607,887
		1,071,726
Software - 0.2%
SAP AG	25,028	2,069,459
TOTAL INFORMATION TECHNOLOGY		12,991,410
MATERIALS - 2.4%
Chemicals - 1.0%
Air Liquide SA	9,750	1,359,276
Arkema SA	10,000	1,143,158
Asahi Kasei Corp.	147,000	1,159,412
BASF AG	8,368	893,716
Johnson Matthey PLC	19,639	1,018,689
JSR Corp.	24,200	444,810
Lanxess AG	13,033	862,351
Mitsubishi Gas Chemical Co., Inc.	47,000	367,944
Nippon Shokubai Co. Ltd.	31,000	361,911
Royal DSM NV	15,400	1,208,867
Shin-Etsu Chemical Co., Ltd.	15,300	884,143
Syngenta AG (Switzerland)	4,851	1,901,716
		11,605,993
Construction Materials - 0.4%
CRH PLC	16,500	417,572
HeidelbergCement Finance AG	19,960	1,561,393
James Hardie Industries PLC CDI	113,996	1,301,211
Lafarge SA (Bearer)	9,500	674,603
		3,954,779
Containers & Packaging - 0.1%
Rexam PLC	58,400	477,417
Metals & Mining - 0.9%
ArcelorMittal SA (Netherlands)	24,200	415,747
BHP Billiton Ltd.	28,333	966,251
Fresnillo PLC	20,800	283,512
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Glencore Xstrata PLC	114,300	$ 579,510
JFE Holdings, Inc.	21,800	489,859
Nippon Steel & Sumitomo Metal Corp.	298,000	965,747
Randgold Resources Ltd.	6,200	439,026
Rio Tinto Ltd.	40,547	2,438,136
Rio Tinto PLC	74,900	3,977,623
		10,555,411
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd. (a)	860,000	1
Mondi PLC	24,800	407,831
		407,832
TOTAL MATERIALS		27,001,432
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	358,300	599,201
BT Group PLC	363,500	2,219,301
Elisa Corp. (A Shares)	14,600	367,409
HKT Trust/HKT Ltd. unit	422,000	370,149
Koninklijke KPN NV (a)	239,515	779,134
KT Corp. sponsored ADR	21,000	329,070
Singapore Telecommunications Ltd.	512,000	1,517,823
TDC A/S	195,100	1,750,310
Telefonica SA	56,330	928,366
Telenor ASA	55,900	1,343,932
Vivendi SA	81,372	2,067,074
		12,271,769
Wireless Telecommunication Services - 1.0%
KDDI Corp.	36,200	2,272,107
SoftBank Corp.	38,600	3,123,569
Vodafone Group PLC	1,743,291	6,463,020
		11,858,696
TOTAL TELECOMMUNICATION SERVICES		24,130,465
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	40,000	263,913
CLP Holdings Ltd.	48,000	393,471
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Enel SpA	295,208	$ 1,342,979
Fortum Corp.	14,200	324,927
Iberdrola SA	227,300	1,447,913
Kansai Electric Power Co., Inc. (a)	56,400	640,277
Tohoku Electric Power Co., Inc. (a)	32,900	362,576
Tokyo Electric Power Co., Inc. (a)	18,800	100,198
		4,876,254
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	42,600	482,020
Multi-Utilities - 0.2%
Centrica PLC	96,400	533,632
GDF Suez	57,000	1,322,099
		1,855,731
TOTAL UTILITIES		7,214,005
TOTAL COMMON STOCKS (Cost $316,835,629)		365,634,110
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	15,825	4,199,538
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series C	5,822,200	9,527
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,062,753)		4,209,065
Equity Funds - 60.5%

Foreign Large Blend Funds - 39.4%
Fidelity Advisor Overseas Fund Institutional Class (c)	4,937,139	111,579,346
Fidelity Diversified International Fund (c)	4,688,383	171,407,283
Fidelity International Discovery Fund (c)	4,168,495	167,948,675
TOTAL FOREIGN LARGE BLEND FUNDS		450,935,304
Equity Funds - continued
	Shares	Value
Foreign Large Growth Funds - 9.0%
Fidelity Canada Fund (c)	29,750	$ 1,726,675
Fidelity International Capital Appreciation Fund (c)	6,165,061	101,230,296
TOTAL FOREIGN LARGE GROWTH FUNDS		102,956,971
Foreign Large Value Funds - 4.4%
Fidelity International Value Fund (c)	5,541,751	50,152,844
Foreign Small Mid Growth Funds - 1.3%
Fidelity International Small Cap Opportunities Fund (c)	1,064,151	14,759,775
Sector Funds - 1.5%
Fidelity International Real Estate Fund (c)	1,677,466	17,378,548
Other - 4.9%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	991,382	14,444,436
Fidelity Japan Fund (c)	1,805,318	21,970,721
Fidelity Japan Smaller Companies Fund (c)	1,428,382	19,611,687
TOTAL OTHER		56,026,844
TOTAL EQUITY FUNDS (Cost $602,907,186)		692,210,286
Money Market Funds - 6.7%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $76,266,382)	76,266,382	76,266,382
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $999,071,950)		1,138,319,843
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,494,058
NET ASSETS - 100%		$ 1,143,813,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
90 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 7,069,500	$ 802,890
647 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	61,015,335	1,768,066
TOTAL EQUITY INDEX CONTRACTS		$ 68,084,835	$ 2,570,956

The face value of futures purchased as a percentage of net assets is 6.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 11,079,682	$ 941,098	$ 173,250	$ -	$ 14,444,436
Fidelity Advisor Overseas Fund Institutional Class	90,532,906	2,214,849	2,180,701	-	111,579,346
Fidelity Canada Fund	1,715,002	-	115,751	-	1,726,675
Fidelity Diversified International Fund	133,724,593	11,636,362	1,732,501	-	171,407,283
Fidelity International Capital Appreciation Fund	78,743,722	11,794,939	974,943	-	101,230,296
Fidelity International Discovery Fund	122,054,818	22,689,226	1,732,500	-	167,948,675
Fidelity International Real Estate Fund	14,531,051	2,164,243	179,555	191,942	17,378,548
Fidelity International Small Cap Opportunities Fund	11,407,100	1,222,386	173,250	-	14,759,775
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Value Fund	$ 32,021,537	$ 11,417,385	$ -	$ -	$ 50,152,844
Fidelity Japan Fund	12,872,434	9,420,480	3,404,752	-	21,970,721
Fidelity Japan Smaller Companies Fund	12,881,417	1,527,164	134,666	-	19,611,687
Total	$ 521,564,262	$ 75,028,132	$ 10,801,869	$ 191,942	$ 692,210,286
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 52,117,602	$ 42,499,975	$ 9,617,627	$ -
Consumer Staples	39,864,090	21,615,173	18,248,917	-
Energy	22,848,696	11,405,603	11,443,093	-
Financials	98,948,631	63,721,712	35,226,919	-
Health Care	36,884,476	22,982,480	13,901,996	-
Industrials	47,842,368	41,716,706	6,125,662	-
Information Technology	12,991,410	10,267,694	2,723,716	-
Materials	27,001,432	18,883,496	8,117,935	1
Telecommunication Services	24,130,465	14,519,778	9,610,687	-
Utilities	7,214,005	7,214,005	-	-
Equity Funds	692,210,286	692,210,286	-	-
Money Market Funds	76,266,382	76,266,382	-	-
Total Investments in Securities:	$ 1,138,319,843	$ 1,023,303,290	$ 115,016,552	$ 1
Derivative Instruments:
Assets
Futures Contracts	$ 2,570,956	$ 2,570,956	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,012,651,590. Net unrealized appreciation aggregated $125,668,253, of which $155,948,016 related to appreciated investment securities and $30,279,763 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2013

1.912893.103

SSC-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (e)	$ 222,000	$ 228,105
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	250,000	223,516
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (e)	300,000	300,101
4.25% 6/15/23 (e)	2,536,000	2,508,385
5.75% 6/15/43 (e)	1,519,000	1,560,142
		4,368,628
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 1.875% 5/29/19	1,400,000	1,391,863
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	344,383
Media - 0.6%
CBS Corp. 4.3% 2/15/21	270,000	279,435
Comcast Corp.:
5.15% 3/1/20	2,184,000	2,463,829
5.7% 5/15/18	1,615,000	1,877,958
5.7% 7/1/19	1,100,000	1,286,006
6.45% 3/15/37	450,000	520,561
6.5% 1/15/17	1,764,000	2,037,891
COX Communications, Inc. 3.25% 12/15/22 (e)	956,000	875,397
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.2% 3/15/20	225,000	243,212
5.875% 10/1/19	2,697,000	3,080,985
Discovery Communications LLC:
3.25% 4/1/23	393,000	368,452
4.875% 4/1/43	922,000	859,793
5.625% 8/15/19	225,000	259,049
NBC Universal, Inc. 5.15% 4/30/20	1,870,000	2,113,031
News America Holdings, Inc. 7.75% 12/1/45	1,484,000	1,881,500
News America, Inc.:
6.15% 3/1/37	2,054,000	2,250,026
6.15% 2/15/41	17,476,000	19,326,237
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	15,288,346
4.5% 9/15/42	15,809,000	11,695,451
5.5% 9/1/41	1,495,000	1,212,367
5.85% 5/1/17	887,000	977,759
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
5.875% 11/15/40	$ 1,393,000	$ 1,184,563
6.75% 7/1/18	1,413,000	1,592,341
8.75% 2/14/19	1,400,000	1,666,491
Time Warner, Inc.:
3.15% 7/15/15	1,450,000	1,506,704
4.7% 1/15/21	1,825,000	1,962,881
4.9% 6/15/42	7,000,000	6,568,807
6.2% 3/15/40	2,433,000	2,638,713
Viacom, Inc.:
2.5% 9/1/18	419,000	424,294
3.25% 3/15/23	625,000	583,348
3.5% 4/1/17	530,000	560,929
4.25% 9/1/23	6,988,000	7,058,069
4.375% 3/15/43	1,427,000	1,187,027
5.625% 9/15/19	775,000	884,960
Walt Disney Co.:
1.1% 12/1/17	300,000	297,589
2.75% 8/16/21	200,000	195,355
		97,209,356
Multiline Retail - 0.0%
Target Corp. 5.875% 7/15/16	600,000	681,080
Specialty Retail - 0.0%
Home Depot, Inc.:
4.875% 2/15/44	175,000	177,839
5.875% 12/16/36	200,000	228,791
		406,630
TOTAL CONSUMER DISCRETIONARY		104,853,561
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	3,375,000	3,882,448
Beam, Inc.:
1.75% 6/15/18	1,579,000	1,558,107
1.875% 5/15/17	453,000	455,078
Diageo Capital PLC 5.75% 10/23/17	225,000	259,882
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
1.4% 10/1/17 (e)	$ 1,262,000	$ 1,250,003
2.75% 4/1/23 (e)	1,319,000	1,201,242
PepsiCo, Inc. 4.5% 1/15/20	1,925,000	2,125,783
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	1,593,000	1,614,021
		12,346,564
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
5.75% 6/1/17	1,625,000	1,858,644
6.125% 9/15/39	125,000	142,039
Wal-Mart Stores, Inc.:
3.625% 7/8/20	1,325,000	1,403,420
5.25% 9/1/35	600,000	646,129
5.8% 2/15/18	1,225,000	1,433,164
Walgreen Co. 1.8% 9/15/17	1,045,000	1,050,433
		6,533,829
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	116,017
6.875% 5/1/18	120,000	141,522
ConAgra Foods, Inc.:
1.9% 1/25/18	919,000	914,003
3.2% 1/25/23	7,469,000	6,981,790
4.65% 1/25/43	1,125,000	1,022,882
General Mills, Inc. 5.65% 2/15/19	440,000	512,332
Kraft Foods Group, Inc. 5.375% 2/10/20	1,450,000	1,648,154
Kraft Foods, Inc.:
5.375% 2/10/20	6,903,000	7,804,677
6.125% 2/1/18	1,549,000	1,817,073
6.5% 8/11/17	1,194,000	1,409,288
Unilever Capital Corp. 4.25% 2/10/21	375,000	408,596
		22,776,334
Household Products - 0.0%
Procter & Gamble Co. 4.7% 2/15/19	2,425,000	2,763,666
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	4,568,000	4,207,681
4% 1/31/24	2,909,000	2,865,284
4.25% 8/9/42	2,603,000	2,191,382
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.5% 5/2/43	$ 7,410,000	$ 6,430,354
5.375% 1/31/44	3,303,000	3,283,866
9.25% 8/6/19	449,000	598,845
9.7% 11/10/18	1,278,000	1,702,724
Lorillard Tobacco Co. 3.75% 5/20/23	345,000	317,932
Philip Morris International, Inc.:
3.875% 8/21/42	400,000	337,033
5.65% 5/16/18	2,400,000	2,797,073
Reynolds American, Inc.:
3.25% 11/1/22	12,294,000	11,415,028
4.75% 11/1/42	10,239,000	9,023,047
6.15% 9/15/43	1,299,000	1,405,393
6.75% 6/15/17	1,810,000	2,102,500
7.25% 6/15/37	2,443,000	2,865,859
		51,544,001
TOTAL CONSUMER STAPLES		95,964,394
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	1,717,000	1,729,065
5.35% 3/15/20 (e)	2,258,000	2,388,289
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	1,549,000	1,636,164
5% 10/1/21	1,212,000	1,283,138
Halliburton Co.:
4.75% 8/1/43	250,000	247,160
6.7% 9/15/38	225,000	279,273
Transocean, Inc. 5.05% 12/15/16	1,260,000	1,390,366
Weatherford International Ltd. 5.125% 9/15/20	830,000	887,932
		9,841,387
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp. 6.95% 7/1/24	300,000	358,475
Apache Corp. 3.625% 2/1/21	305,000	315,380
Buckeye Partners LP 2.65% 11/15/18	185,000	184,766
Cenovus Energy, Inc. 6.75% 11/15/39	675,000	804,358
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.:
2.355% 12/5/22	$ 475,000	$ 436,402
4.95% 3/3/19	975,000	1,115,617
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,314,889
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,191,988
3.875% 3/15/23	11,590,000	10,801,521
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,081,836
Encana Corp. 6.625% 8/15/37	125,000	139,705
Energy Transfer Partners LP 5.15% 2/1/43	275,000	252,429
Enterprise Products Operating LP:
4.85% 3/15/44	450,000	423,334
6.5% 1/31/19	2,075,000	2,482,125
EOG Resources, Inc. 4.1% 2/1/21	285,000	302,016
Kinder Morgan Energy Partners LP:
5% 3/1/43	300,000	279,021
6.85% 2/15/20	1,650,000	1,968,533
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,133,110
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,497,000	1,699,312
Nakilat, Inc. 6.067% 12/31/33 (e)	666,000	702,630
Noble Energy, Inc.:
5.25% 11/15/43	70,000	69,975
6% 3/1/41	230,000	252,977
Occidental Petroleum Corp. 4.1% 2/1/21	475,000	503,674
ONEOK Partners LP 3.375% 10/1/22	950,000	897,981
Petro-Canada 6.05% 5/15/18	497,000	581,836
Petrobras Global Finance BV:
4.375% 5/20/23	48,417,000	44,044,945
5.625% 5/20/43	3,425,000	2,829,029
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,441,000	5,623,790
5.375% 1/27/21	4,604,000	4,618,314
5.75% 1/20/20	823,000	855,581
8.375% 12/10/18	2,350,000	2,794,503
Petroleos Mexicanos:
3.5% 1/30/23	2,996,000	2,729,356
4.875% 1/24/22	2,000,000	2,040,000
5.5% 6/27/44	22,110,000	19,567,350
6.5% 6/2/41	17,530,000	17,727,966
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 Co.:
4.3% 4/1/22	$ 1,979,000	$ 2,036,013
5.875% 5/1/42	1,694,000	1,843,467
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	5,776,000	5,709,102
Schlumberger Investment SA 3.65% 12/1/23	210,000	210,777
Shell International Finance BV:
4.3% 9/22/19	425,000	472,669
4.375% 3/25/20	825,000	906,095
4.55% 8/12/43	365,000	356,716
Spectra Energy Partners, LP:
2.95% 6/15/16	737,000	763,581
2.95% 9/25/18	585,000	598,303
4.6% 6/15/21	390,000	407,898
4.75% 3/15/24	6,000,000	6,222,594
Statoil ASA 5.25% 4/15/19	1,325,000	1,522,061
Suncor Energy, Inc. 6.1% 6/1/18	1,527,000	1,793,425
Total Capital International SA 2.7% 1/25/23	620,000	578,186
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	541,051
Western Gas Partners LP 5.375% 6/1/21	2,207,000	2,372,858
Williams Partners LP:
4.125% 11/15/20	394,000	405,121
5.25% 3/15/20	350,000	381,755
XTO Energy, Inc. 5.5% 6/15/18	225,000	263,337
		162,509,733
TOTAL ENERGY		172,351,120
FINANCIALS - 3.0%
Capital Markets - 0.5%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	4,471,000	4,588,525
3.625% 1/22/23	2,275,000	2,206,641
5.25% 7/27/21	2,497,000	2,747,227
5.75% 1/24/22	3,211,000	3,623,864
5.95% 1/18/18	1,219,000	1,397,790
6.15% 4/1/18	1,600,000	1,851,634
6.45% 5/1/36	500,000	535,724
6.75% 10/1/37	22,608,000	25,072,204
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 1,680,000	$ 1,679,296
6.85% 6/15/17	623,000	706,190
Lloyds Bank PLC:
2.3% 11/27/18	275,000	276,002
4.875% 1/21/16	425,000	460,169
Merrill Lynch & Co., Inc. 6.11% 1/29/37	1,191,000	1,267,231
Morgan Stanley:
2.125% 4/25/18	4,396,000	4,390,035
3.75% 2/25/23	5,400,000	5,259,476
3.8% 4/29/16	925,000	980,150
4.1% 5/22/23	2,650,000	2,554,934
4.875% 11/1/22	9,525,000	9,783,766
5% 11/24/25	5,146,000	5,150,070
5.625% 9/23/19	500,000	574,068
5.75% 1/25/21	3,389,000	3,862,203
6.625% 4/1/18	2,019,000	2,380,344
7.3% 5/13/19	1,209,000	1,482,675
		82,830,218
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	984,000	1,096,961
Bank of Nova Scotia 2.9% 3/29/16	350,000	366,424
Capital One Bank NA 2.15% 11/21/18	270,000	270,159
Credit Suisse 6% 2/15/18	2,745,000	3,168,392
Credit Suisse New York Branch 4.375% 8/5/20	400,000	434,497
Discover Bank:
2% 2/21/18	4,000,000	3,974,728
7% 4/15/20	3,143,000	3,702,555
8.7% 11/18/19	357,000	455,185
Export-Import Bank of Korea 5.125% 6/29/20	800,000	887,529
Fifth Third Bancorp:
4.5% 6/1/18	520,000	564,218
8.25% 3/1/38	603,000	812,265
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	1,003,000	1,001,746
HBOS PLC 6.75% 5/21/18 (e)	773,000	874,704
HSBC Holdings PLC:
4% 3/30/22	1,350,000	1,390,354
6.5% 5/2/36	300,000	356,054
Huntington Bancshares, Inc. 7% 12/15/20	404,000	477,881
JPMorgan Chase Bank 6% 10/1/17	8,064,000	9,317,573
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA 1.65% 2/1/18	$ 1,802,000	$ 1,790,678
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,515,016
PNC Bank NA 6.875% 4/1/18	250,000	299,473
PNC Financial Services Group, Inc. 2.854% 11/9/22	275,000	258,028
Rabobank (Netherlands) NV 2.125% 10/13/15	550,000	565,285
Regions Bank:
6.45% 6/26/37	2,533,000	2,645,701
7.5% 5/15/18	5,935,000	7,077,488
Regions Financial Corp.:
2% 5/15/18	3,125,000	3,072,900
5.75% 6/15/15	277,000	295,981
7.75% 11/10/14	1,190,000	1,263,459
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	20,527,000	20,821,090
6.125% 12/15/22	5,889,000	6,000,850
6.4% 10/21/19	600,000	699,796
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	251,968
SunTrust Bank 2.75% 5/1/23	3,812,000	3,469,191
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	591,571
Wells Fargo & Co.:
3.45% 2/13/23	2,700,000	2,548,584
4.125% 8/15/23	280,000	276,770
4.48% 1/16/24 (e)(f)	1,094,000	1,086,857
5.625% 12/11/17	1,975,000	2,288,500
		88,970,411
Consumer Finance - 0.2%
American Express Co. 2.65% 12/2/22	1,000,000	937,042
Capital One Financial Corp. 6.15% 9/1/16	600,000	673,577
Discover Financial Services:
3.85% 11/21/22	1,943,000	1,867,178
5.2% 4/27/22	1,093,000	1,150,579
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,009,000	4,061,478
5% 5/15/18	2,000,000	2,224,200
General Electric Capital Corp.:
1% 12/11/15	2,037,000	2,048,479
5.55% 5/4/20	3,825,000	4,433,691
5.875% 1/14/38	700,000	792,449
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,222,352
HSBC U.S.A., Inc. 1.625% 1/16/18	2,210,000	2,201,038
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (e)	$ 797,000	$ 801,682
1.875% 8/9/16 (e)	832,000	839,456
2.125% 10/2/17 (e)	881,000	884,791
2.875% 8/9/18 (e)	1,475,000	1,498,127
Toyota Motor Credit Corp. 2.625% 1/10/23	375,000	350,143
		25,986,262
Diversified Financial Services - 0.9%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	110,436
AGL Capital Corp. 4.4% 6/1/43	290,000	264,056
Bank of America Corp.:
3.3% 1/11/23	19,058,000	18,032,775
3.875% 3/22/17	890,000	956,382
4.1% 7/24/23	22,992,000	23,080,404
5.49% 3/15/19	800,000	892,958
5.65% 5/1/18	1,325,000	1,516,783
5.75% 12/1/17	3,470,000	3,974,396
6% 9/1/17	1,005,000	1,150,472
6.5% 8/1/16	1,370,000	1,555,436
Barclays Bank PLC 5% 9/22/16	425,000	470,918
BP Capital Markets PLC:
4.5% 10/1/20	2,225,000	2,425,083
4.742% 3/11/21	3,200,000	3,508,742
Citigroup, Inc.:
3.375% 3/1/23	1,935,000	1,855,143
3.953% 6/15/16	1,713,000	1,830,981
4.05% 7/30/22	1,159,000	1,149,686
4.5% 1/14/22	2,773,000	2,930,933
4.587% 12/15/15	500,000	535,244
4.75% 5/19/15	5,000,000	5,277,620
5.5% 2/15/17	1,225,000	1,359,632
5.5% 9/13/25	17,460,000	18,482,300
6.125% 5/15/18	1,195,000	1,398,335
6.675% 9/13/43	1,720,000	1,923,514
Five Corners Funding Trust 4.419% 11/15/23 (e)	3,420,000	3,417,811
GlaxoSmithKline Capital PLC 1.5% 5/8/17	1,475,000	1,489,449
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,050,000	991,239
JPMorgan Chase & Co.:
3.2% 1/25/23	7,206,000	6,836,527
3.25% 9/23/22	11,642,000	11,165,551
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
3.375% 5/1/23	$ 425,000	$ 395,116
4.35% 8/15/21	3,217,000	3,410,921
4.5% 1/24/22	2,000,000	2,122,906
4.95% 3/25/20	3,248,000	3,605,299
5.625% 8/16/43	15,145,000	15,438,434
6.3% 4/23/19	900,000	1,071,946
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	2,461,000	2,396,847
TECO Finance, Inc.:
4% 3/15/16	364,000	387,516
5.15% 3/15/20	523,000	576,178
		147,987,969
Insurance - 0.4%
ACE INA Holdings, Inc. 2.7% 3/13/23	500,000	466,238
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16	210,000	243,114
Allstate Corp. 4.5% 6/15/43	220,000	212,259
American International Group, Inc.:
4.875% 9/15/16	1,209,000	1,332,146
4.875% 6/1/22	1,127,000	1,220,957
5.6% 10/18/16	2,696,000	3,015,888
5.85% 1/16/18	1,125,000	1,298,817
Aon Corp.:
3.125% 5/27/16	3,625,000	3,797,565
5% 9/30/20	540,000	595,961
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,589,000	1,666,146
Berkshire Hathaway Finance Corp.:
3% 5/15/22	1,275,000	1,234,992
5.4% 5/15/18	1,150,000	1,325,775
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	2,630,000	2,708,900
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,819,000	3,111,793
5.5% 3/30/20	665,000	752,256
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	1,847,000	1,966,663
6.7% 8/15/16 (e)	1,887,000	2,145,795
Lincoln National Corp.:
6.3% 10/9/37	200,000	230,996
7% 6/15/40	275,000	348,993
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,026,000	1,107,030
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	$ 1,109,000	$ 1,155,537
MetLife, Inc.:
1.756% 12/15/17 (c)	1,057,000	1,057,766
3.048% 12/15/22	2,916,000	2,772,577
4.368% 9/15/23 (g)	3,404,000	3,532,750
6.75% 6/1/16	1,135,000	1,296,955
7.717% 2/15/19	650,000	819,436
Metropolitan Life Global Funding I 3% 1/10/23 (e)	1,569,000	1,485,821
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	1,338,000	1,866,062
Pacific LifeCorp:
5.125% 1/30/43 (e)	3,227,000	3,015,609
6% 2/10/20 (e)	174,000	195,510
Prudential Financial, Inc.:
2.3% 8/15/18	460,000	466,414
4.5% 11/16/21	1,118,000	1,200,533
4.75% 9/17/15	1,859,000	1,989,340
7.375% 6/15/19	438,000	544,643
Symetra Financial Corp. 6.125% 4/1/16 (e)	1,239,000	1,326,644
The Chubb Corp. 6% 5/11/37	200,000	236,307
The Travelers Companies, Inc.:
4.6% 8/1/43	205,000	202,631
5.8% 5/15/18	1,025,000	1,194,817
Unum Group:
5.625% 9/15/20	3,216,000	3,581,965
5.75% 8/15/42	3,264,000	3,399,123
		60,122,724
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	631,000	639,881
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	767,332
AvalonBay Communities, Inc. 3.625% 10/1/20	1,495,000	1,525,556
Boston Properties, Inc. 3.85% 2/1/23	2,456,000	2,429,571
Camden Property Trust:
2.95% 12/15/22	954,000	873,859
4.25% 1/15/24 (f)	2,838,000	2,869,817
5.375% 12/15/13	460,000	460,644
DDR Corp. 4.625% 7/15/22	1,599,000	1,653,254
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,652,000	1,805,628
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
7.5% 4/1/17	$ 663,000	$ 778,837
9.625% 3/15/16	1,821,000	2,149,508
Duke Realty LP:
3.625% 4/15/23	1,382,000	1,289,275
3.875% 10/15/22	2,108,000	2,021,285
4.375% 6/15/22	1,237,000	1,237,385
5.4% 8/15/14	1,410,000	1,453,293
5.5% 3/1/16	1,275,000	1,385,732
5.95% 2/15/17	389,000	435,226
6.5% 1/15/18	1,281,000	1,478,069
Equity One, Inc.:
3.75% 11/15/22	3,200,000	3,015,542
5.375% 10/15/15	203,000	218,696
6% 9/15/17	886,000	1,002,731
6.25% 1/15/17	646,000	726,647
Federal Realty Investment Trust:
5.9% 4/1/20	351,000	405,056
6.2% 1/15/17	307,000	347,847
Health Care REIT, Inc.:
2.25% 3/15/18	1,069,000	1,067,366
4.7% 9/15/17	437,000	479,120
HRPT Properties Trust:
5.75% 11/1/15	564,000	590,651
6.65% 1/15/18	809,000	882,210
UDR, Inc. 5.5% 4/1/14	1,615,000	1,638,616
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	458,766
Weingarten Realty Investors 3.375% 10/15/22	472,000	437,091
		36,524,491
Real Estate Management & Development - 0.3%
BioMed Realty LP:
3.85% 4/15/16	1,500,000	1,574,669
4.25% 7/15/22	975,000	944,783
6.125% 4/15/20	473,000	525,004
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,415,040
4.95% 4/15/18	1,511,000	1,641,111
5.7% 5/1/17	567,000	629,101
7.5% 5/15/15	324,000	353,844
Colonial Properties Trust 5.5% 10/1/15	1,516,000	1,638,513
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Colonial Realty LP 6.05% 9/1/16	$ 1,122,000	$ 1,252,416
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,745,646
ERP Operating LP:
4.625% 12/15/21	2,855,000	3,049,951
4.75% 7/15/20	3,056,000	3,324,809
5.75% 6/15/17	437,000	493,590
Liberty Property LP:
3.375% 6/15/23	4,307,000	3,975,529
4.125% 6/15/22	1,061,000	1,056,179
4.75% 10/1/20	2,674,000	2,829,980
5.5% 12/15/16	799,000	888,504
6.625% 10/1/17	938,000	1,084,303
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,731,591
3.15% 5/15/23	3,436,000	3,035,599
4.5% 4/18/22	644,000	642,156
Mid-America Apartments LP 4.3% 10/15/23	666,000	655,928
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,678,073
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	1,762,000	1,850,021
Reckson Operating Partnership LP 6% 3/31/16	310,000	336,619
Regency Centers LP 5.25% 8/1/15	950,000	1,012,672
Simon Property Group LP:
4.125% 12/1/21	1,213,000	1,269,016
5.1% 6/15/15	795,000	848,810
Tanger Properties LP:
3.875% 12/1/23	1,492,000	1,460,980
6.125% 6/1/20	1,439,000	1,671,070
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,600,000	1,584,848
4% 4/30/19	970,000	1,028,529
		48,228,884
TOTAL FINANCIALS		490,650,959
HEALTH CARE - 0.4%
Biotechnology - 0.1%
Amgen, Inc.:
3.45% 10/1/20	410,000	419,493
4.5% 3/15/20	1,500,000	1,606,482
5.15% 11/15/41	4,224,000	4,154,993
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.375% 5/15/43	$ 3,414,000	$ 3,470,881
5.65% 6/15/42	1,868,000	1,956,665
5.85% 6/1/17	145,000	165,754
Genentech, Inc. 4.75% 7/15/15	800,000	854,332
		12,628,600
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 3.2% 6/15/23	340,000	329,351
Becton, Dickinson & Co. 5% 5/15/19	650,000	739,815
Medtronic, Inc.:
1.375% 4/1/18	350,000	345,312
4.45% 3/15/20	235,000	256,885
St. Jude Medical, Inc. 3.25% 4/15/23	755,000	709,369
		2,380,732
Health Care Providers & Services - 0.2%
Aetna, Inc.:
1.5% 11/15/17	305,000	302,826
2.75% 11/15/22	1,231,000	1,141,626
3.95% 9/1/20	925,000	963,263
Ascension Health 4.847% 11/15/53	250,000	243,772
Cardinal Health, Inc. 4.625% 12/15/20	200,000	215,972
Catholic Health Initiatives 4.2% 8/1/23	400,000	397,839
Cigna Corp.:
4.375% 12/15/20	305,000	325,403
5.125% 6/15/20	560,000	621,995
5.375% 2/15/42	125,000	131,359
Coventry Health Care, Inc. 5.45% 6/15/21	400,000	444,501
Express Scripts Holding Co.:
3.5% 11/15/16	3,017,000	3,213,512
4.75% 11/15/21	3,998,000	4,256,095
Express Scripts, Inc. 3.125% 5/15/16	1,541,000	1,615,671
McKesson Corp. 7.5% 2/15/19	660,000	816,329
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,095,255
NYU Hospitals Center 5.75% 7/1/43	185,000	193,775
UnitedHealth Group, Inc.:
2.75% 2/15/23	412,000	382,905
2.875% 3/15/23	4,420,000	4,151,949
4.875% 3/15/15	500,000	527,232
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
6.875% 2/15/38	$ 125,000	$ 157,425
WellPoint, Inc. 3.3% 1/15/23	4,345,000	4,111,017
		25,309,721
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	2,480,000	2,499,046
2.9% 11/6/22	2,964,000	2,791,439
AstraZeneca PLC 5.9% 9/15/17	350,000	406,704
Johnson & Johnson 5.15% 7/15/18	340,000	392,532
Merck & Co., Inc.:
2.4% 9/15/22	1,275,000	1,176,961
3.875% 1/15/21	800,000	846,580
Mylan, Inc. 2.55% 3/28/19	150,000	150,468
Novartis Securities Investment Ltd. 5.125% 2/10/19	2,930,000	3,365,020
Pfizer, Inc. 6.2% 3/15/19	1,425,000	1,712,581
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	320,575
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	827,096
6.125% 8/15/19	725,000	841,676
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,624,805
4.7% 2/1/43	675,000	625,338
		21,580,821
TOTAL HEALTH CARE		61,899,874
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	400,000	361,557
Honeywell International, Inc. 5.375% 3/1/41	100,000	111,758
Lockheed Martin Corp.:
4.07% 12/15/42	175,000	152,088
4.25% 11/15/19	725,000	791,043
Precision Castparts Corp. 2.5% 1/15/23	200,000	183,900
The Boeing Co. 4.875% 2/15/20	650,000	736,065
United Technologies Corp. 6.125% 2/1/19	300,000	359,748
		2,696,159
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21	$ 915,000	$ 929,847
5.125% 4/1/19	1,550,000	1,786,081
		2,715,928
Airlines - 0.0%
Continental Airlines, Inc.:
4.15% 10/11/25	1,072,930	1,078,294
6.545% 8/2/20	250,933	272,262
6.795% 2/2/20	51,884	53,052
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	416,786	435,541
8.36% 1/20/19	1,538,142	1,699,647
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	205,000	208,075
		3,746,871
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	371,009
Waste Management, Inc. 4.75% 6/30/20	290,000	316,251
		687,260
Industrial Conglomerates - 0.0%
Covidien International Finance SA 2.95% 6/15/23	120,000	112,541
Danaher Corp. 5.4% 3/1/19	250,000	288,357
		400,898
Machinery - 0.0%
Caterpillar, Inc. 3.9% 5/27/21	1,650,000	1,731,794
Cummins, Inc. 4.875% 10/1/43	50,000	50,646
Deere & Co.:
2.6% 6/8/22	800,000	756,974
3.9% 6/9/42	250,000	220,835
		2,760,249
Road & Rail - 0.1%
Canadian National Railway Co. 2.85% 12/15/21	600,000	588,529
CSX Corp.:
4.1% 3/15/44	900,000	770,260
6.25% 3/15/18	400,000	467,829
Norfolk Southern Corp. 5.9% 6/15/19	2,075,000	2,432,913
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - continued
Union Pacific Corp.:
4% 2/1/21	$ 350,000	$ 368,213
4.3% 6/15/42	100,000	91,808
		4,719,552
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	755,000	827,669
TOTAL INDUSTRIALS		18,554,586
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.45% 1/15/20	850,000	934,760
4.95% 2/15/19	2,150,000	2,447,038
		3,381,798
Computers & Peripherals - 0.0%
Apple, Inc. 2.4% 5/3/23	1,350,000	1,223,529
EMC Corp. 1.875% 6/1/18	500,000	499,522
		1,723,051
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	693,000	693,252
6.55% 10/1/17	612,000	705,785
		1,399,037
IT Services - 0.0%
IBM Corp.:
3.375% 8/1/23	315,000	308,976
7.625% 10/15/18	1,750,000	2,214,483
		2,523,459
Office Electronics - 0.0%
Xerox Corp. 2.95% 3/15/17	600,000	617,474
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 1.35% 12/15/17	1,000,000	998,541
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	700,000	730,405
3% 10/1/20	1,100,000	1,122,426
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.:
2.5% 10/15/22	$ 1,400,000	$ 1,289,933
5.75% 4/15/18	1,100,000	1,285,711
		4,428,475
TOTAL INFORMATION TECHNOLOGY		15,071,835
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 4.9% 6/1/43	225,000	207,497
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	395,685
6% 7/15/18	950,000	1,119,541
Ecolab, Inc. 4.35% 12/8/21	300,000	315,305
LYB International Finance BV 4% 7/15/23	190,000	189,830
Praxair, Inc. 4.5% 8/15/19	220,000	248,998
The Dow Chemical Co.:
4.125% 11/15/21	3,812,000	3,922,075
4.25% 11/15/20	3,430,000	3,674,586
		10,073,517
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	595,000	670,250
Metals & Mining - 0.2%
Barrick Gold Corp.:
3.85% 4/1/22	1,931,000	1,745,483
4.1% 5/1/23	22,179,000	19,995,477
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20	350,000	356,804
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	210,000	212,202
6.5% 4/1/19	425,000	515,928
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	1,810,000	1,786,166
4.5% 8/13/23 (e)	4,000,000	4,033,000
5.625% 10/18/43 (e)	2,311,000	2,249,883
Freeport-McMoRan Copper & Gold, Inc.:
3.875% 3/15/23	9,593,000	9,008,997
5.45% 3/15/43	300,000	281,574
Rio Tinto Finance (U.S.A.) Ltd. 3.5% 11/2/20	425,000	428,610
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	560,000	564,511
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Teck Resources Ltd. 6.25% 7/15/41	$ 160,000	$ 156,246
Vale Overseas Ltd. 6.875% 11/10/39	100,000	102,356
		41,437,237
TOTAL MATERIALS		52,181,004
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.875% 8/15/21	2,475,000	2,491,969
4.35% 6/15/45	3,307,000	2,735,302
5.35% 9/1/40	1,667,000	1,611,202
5.55% 8/15/41	15,934,000	15,838,762
6.3% 1/15/38	2,523,000	2,729,624
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	66,374
British Telecommunications PLC 9.625% 12/15/30	275,000	408,454
CenturyLink, Inc.:
5.15% 6/15/17	214,000	228,980
6% 4/1/17	534,000	583,395
6.15% 9/15/19	2,129,000	2,240,773
Embarq Corp.:
7.082% 6/1/16	1,743,000	1,951,273
7.995% 6/1/36	3,614,000	3,675,792
Verizon Communications, Inc.:
3.85% 11/1/42	884,000	707,393
5.5% 2/15/18	1,650,000	1,877,956
6% 4/1/41	500,000	532,727
6.1% 4/15/18	4,623,000	5,371,806
6.55% 9/15/43	54,663,000	62,209,610
		105,261,392
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,609,000	2,681,773
3.125% 7/16/22	1,527,000	1,420,754
5% 3/30/20	1,175,000	1,278,238
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
3% 3/15/23	$ 150,000	$ 139,446
6.8% 8/15/18	200,000	239,971
		5,760,182
TOTAL TELECOMMUNICATION SERVICES		111,021,574
UTILITIES - 0.6%
Electric Utilities - 0.4%
Alabama Power Co. 3.85% 12/1/42	500,000	432,234
American Electric Power Co., Inc.:
1.65% 12/15/17	1,314,000	1,302,960
2.95% 12/15/22	984,000	919,778
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	213,300
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	934,840
Duke Capital LLC 5.668% 8/15/14	1,596,000	1,650,484
Duke Energy Carolinas LLC:
4.25% 12/15/41	400,000	376,742
6.1% 6/1/37	575,000	665,169
Duke Energy Corp.:
2.1% 6/15/18	1,559,000	1,566,571
3.95% 10/15/23	498,000	502,405
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,202,000	3,558,908
6.4% 9/15/20 (e)	3,844,000	4,389,110
Edison International 3.75% 9/15/17	940,000	997,567
Entergy Corp. 5.125% 9/15/20	545,000	571,464
FirstEnergy Corp.:
2.75% 3/15/18	2,291,000	2,257,462
4.25% 3/15/23	12,580,000	11,716,119
7.375% 11/15/31	9,798,000	10,363,815
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,744,000	6,147,309
LG&E and KU Energy LLC:
2.125% 11/15/15	1,070,000	1,091,934
3.75% 11/15/20	686,000	693,490
Monongahela Power Co.:
4.1% 4/15/24 (e)	1,230,000	1,229,943
5.4% 12/15/43 (e)	1,870,000	1,886,028
Northeast Utilities:
1.45% 5/1/18	774,000	758,132
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities: - continued
2.8% 5/1/23	$ 3,518,000	$ 3,236,324
Pacific Gas & Electric Co.:
5.125% 11/15/43	175,000	178,590
6.05% 3/1/34	675,000	763,403
PacifiCorp 5.75% 4/1/37	400,000	457,113
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,397,743
Pepco Holdings, Inc. 2.7% 10/1/15	997,000	1,023,571
PPL Capital Funding, Inc. 3.4% 6/1/23	1,676,000	1,575,577
Progress Energy, Inc.:
4.4% 1/15/21	2,710,000	2,881,486
4.875% 12/1/19	450,000	500,984
Public Service Co. of Colorado 6.25% 9/1/37	350,000	435,680
Southern California Edison Co. 4.65% 10/1/43	775,000	777,192
Virginia Electric & Power Co. 6% 5/15/37	300,000	353,054
		67,806,481
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	732,000	831,282
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	545,575
		1,376,857
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC:
6.2% 5/15/16	641,000	710,791
6.5% 5/1/18	797,000	899,508
PSEG Power LLC 2.75% 9/15/16	429,000	446,381
		2,056,680
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5481% 9/30/66 (g)	4,583,000	4,267,832
5.2% 8/15/19	1,475,000	1,678,702
7.5% 6/30/66 (g)	924,000	992,145
National Grid PLC 6.3% 8/1/16	1,687,000	1,909,878
NiSource Finance Corp.:
4.45% 12/1/21	820,000	842,142
4.8% 2/15/44	310,000	276,850
5.25% 2/15/43	2,232,000	2,129,453
5.4% 7/15/14	353,000	363,213
5.45% 9/15/20	3,370,000	3,765,382
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.65% 2/1/45	$ 190,000	$ 191,608
5.8% 2/1/42	4,508,000	4,531,126
5.95% 6/15/41	1,711,000	1,795,821
6.4% 3/15/18	1,146,000	1,333,535
Sempra Energy:
2.3% 4/1/17	2,249,000	2,305,106
2.875% 10/1/22	4,006,000	3,710,029
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	1,012,000	1,036,035
		31,128,857
TOTAL UTILITIES		102,368,875
TOTAL NONCONVERTIBLE BONDS (Cost $1,228,117,742)		1,224,917,782
U.S. Government and Government Agency Obligations - 9.4%

U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.875% 10/26/17	1,015,000	1,006,841
0.875% 5/21/18	545,000	534,790
1.625% 11/27/18	1,115,000	1,119,683
1.875% 9/18/18	2,890,000	2,942,757
4.375% 10/15/15	640,000	688,330
5.375% 6/12/17	445,000	514,161
Federal Farm Credit Bank 5.125% 8/25/16	350,000	393,664
Freddie Mac:
0.625% 11/1/16	460,000	459,950
0.75% 1/12/18	2,520,000	2,473,103
0.875% 10/14/16	945,000	952,443
0.875% 3/7/18	1,505,000	1,479,569
1% 9/29/17	705,000	703,334
1.25% 8/1/19	275,000	265,088
1.375% 5/1/20	375,000	357,304
2.375% 1/13/22	5,690,000	5,531,277
Tennessee Valley Authority:
3.875% 2/15/21	280,000	301,255
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39	$ 670,000	$ 723,801
5.5% 7/18/17	210,000	242,946
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,690,296
U.S. Treasury Obligations - 9.3%
U.S. Treasury Bonds:
2.75% 8/15/42	11,460,000	9,304,087
2.875% 5/15/43	5,215,000	4,328,450
3.5% 2/15/39	13,260,000	12,785,544
3.625% 8/15/43	890,000	860,519
3.75% 11/15/43	4,210,000	4,165,926
6.125% 11/15/27	4,505,000	5,993,056
8% 11/15/21	350,000	496,809
U.S. Treasury Notes:
0.25% 3/31/15	16,080,000	16,089,423
0.25% 12/15/15	6,045,000	6,039,807
0.375% 3/15/15	102,870,000	103,103,103
0.375% 8/31/15	21,415,000	21,461,856
0.375% 1/15/16	252,024,000	252,358,688
0.625% 11/15/16	995,000	997,410
0.625% 5/31/17	75,190,000	74,761,191
0.625% 8/31/17	10,845,000	10,740,790
0.625% 9/30/17	160,505,000	158,699,319
0.625% 11/30/17	218,742,000	215,580,522
0.75% 10/31/17	34,112,000	33,834,840
0.75% 12/31/17	210,714,000	208,409,210
0.875% 1/31/17	1,415,000	1,425,171
0.875% 1/31/18	3,185,000	3,161,361
1% 8/31/16	8,445,000	8,563,095
1% 10/31/16	7,260,000	7,353,589
1.25% 10/31/18	223,088,000	222,164,193
1.25% 11/30/18	5,045,000	5,016,622
1.375% 11/30/15	20,785,000	21,233,166
1.375% 9/30/18	13,868,000	13,911,337
1.5% 6/30/16	8,045,000	8,269,383
1.625% 11/15/22	3,710,000	3,423,054
1.75% 5/31/16	6,095,000	6,298,323
1.75% 10/31/20	1,010,000	988,853
1.875% 6/30/15	5,080,000	5,211,765
1.875% 9/30/17	4,430,000	4,587,819
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 11/30/20	$ 6,760,000	$ 6,721,446
2% 2/15/22	3,255,000	3,157,350
2.125% 5/31/15	8,205,000	8,438,654
2.125% 8/31/20	580,000	583,988
2.375% 2/28/15	15,860,000	16,288,093
2.5% 8/15/23	4,520,000	4,435,603
2.75% 11/15/23	1,615,000	1,616,261
3.125% 10/31/16	6,055,000	6,503,445
3.5% 2/15/18	3,130,000	3,442,268
4.5% 5/15/17	1,135,000	1,279,358
4.625% 11/15/16	2,015,000	2,253,810
TOTAL U.S. TREASURY OBLIGATIONS		1,506,338,557
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,524,932,801)		1,527,028,853
U.S. Government Agency - Mortgage Securities - 4.9%

Fannie Mae - 2.8%
2.303% 6/1/36 (g)	31,910	33,849
2.5% 9/1/27 to 8/1/43	28,362,192	27,852,143
2.5% 1/1/29 (f)	500,000	498,535
2.643% 7/1/37 (g)	59,631	63,582
2.7% 2/1/35 (g)	509,453	539,073
3% 4/1/27 to 11/1/43	68,070,322	66,414,746
3% 12/1/28 (f)	2,500,000	2,578,516
3% 12/1/28 (f)	1,000,000	1,031,406
3% 1/1/29 (f)	1,000,000	1,028,984
3% 1/1/29 (f)	7,500,000	7,717,383
3% 1/1/29 (f)	6,000,000	6,173,906
3% 12/1/43 (f)	1,000,000	965,313
3% 12/1/43 (f)	13,000,000	12,549,063
3.5% 10/1/25 to 7/1/43	125,020,281	125,371,832
3.5% 1/1/29 (f)	3,500,000	3,681,563
3.5% 1/1/29 (f)	1,000,000	1,051,875
3.5% 1/1/29 (f)	1,000,000	1,051,875
3.5% 1/1/29 (f)	2,000,000	2,103,750
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 12/1/43 (f)	$ 1,000,000	$ 1,008,984
3.5% 12/1/43 (f)	2,000,000	2,017,969
4% 12/1/25 to 6/1/43	47,494,482	49,692,333
4% 12/1/28 (f)	4,300,000	4,574,797
4% 12/1/28 (f)	3,000,000	3,191,719
4% 12/1/43 (f)	2,000,000	2,087,344
4% 12/1/43 (f)	1,500,000	1,565,508
4% 12/1/43 (f)	3,000,000	3,131,016
4% 12/1/43 (f)	3,000,000	3,131,016
4% 12/1/43 (f)	1,500,000	1,565,508
4% 1/1/44 (f)	3,000,000	3,121,055
4% 1/1/44 (f)	4,500,000	4,681,582
4% 1/1/44 (f)	1,500,000	1,560,527
4% 1/1/44 (f)	2,000,000	2,080,703
4.5% 6/1/24 to 11/1/41	23,502,693	25,153,022
4.5% 12/1/43 (f)	4,000,000	4,269,688
4.5% 12/1/43 (f)	1,000,000	1,067,422
5% 6/1/20 to 6/1/40	15,048,711	16,348,033
5% 12/1/43 (f)	2,500,000	2,719,141
5% 1/1/44 (f)	2,000,000	2,169,297
5% 1/1/44 (f)	1,000,000	1,084,648
5.5% 7/1/28 to 2/1/38	22,314,374	24,470,635
5.5% 12/1/43 (f)	6,000,000	6,564,375
6% 3/1/22 to 1/1/42	24,650,383	27,238,349
6.5% 2/1/36	22,824	25,660
TOTAL FANNIE MAE		455,227,725
Freddie Mac - 1.1%
2.5% 3/1/28 to 1/1/43	7,102,088	7,084,206
3% 6/1/42 to 8/1/43	18,699,258	17,990,763
3.064% 10/1/35 (g)	43,711	46,607
3.5% 1/1/26 to 7/1/43	70,170,477	70,165,755
3.5% 1/1/29 (f)	1,500,000	1,572,598
3.5% 12/1/43 (f)	1,500,000	1,510,195
4% 6/1/24 to 4/1/42	19,339,268	20,262,357
4% 12/1/43 (f)	3,000,000	3,120,469
4% 12/1/43 (f)	2,000,000	2,080,312
4% 12/1/43 (f)	2,000,000	2,080,312
4.5% 7/1/25 to 10/1/41	27,930,568	29,856,430
4.5% 12/1/43 (f)	2,500,000	2,663,477
5% 10/1/33 to 9/1/40	13,361,639	14,458,567
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 3/1/34 to 7/1/35	$ 2,984,836	$ 3,260,305
6% 7/1/37 to 8/1/37	321,477	353,058
6.5% 9/1/39	3,600,744	4,000,400
TOTAL FREDDIE MAC		180,505,811
Ginnie Mae - 1.0%
3% 8/20/42 to 12/20/42	8,673,918	8,485,633
3% 12/1/43 (f)	1,000,000	976,563
3.5% 11/15/41 to 7/15/43	26,691,638	27,295,905
3.5% 12/1/43 (f)	1,400,000	1,430,734
3.5% 12/1/43 (f)	3,200,000	3,270,250
3.5% 12/1/43 (f)	1,000,000	1,021,953
3.5% 12/1/43 (f)	6,400,000	6,540,500
3.5% 12/1/43 (f)	1,000,000	1,021,953
3.5% 12/1/43 (f)	500,000	510,977
4% 1/15/25 to 2/20/42	20,950,679	22,161,677
4% 12/1/43 (f)	1,000,000	1,055,078
4% 12/1/43 (f)	10,900,000	11,500,351
4.5% 5/15/39 to 4/15/41	29,707,833	32,070,007
4.5% 12/1/43 (f)	1,000,000	1,074,609
4.5% 12/1/43 (f)	2,000,000	2,159,219
4.5% 12/1/43 (f)	4,000,000	4,318,438
5% 7/15/39 to 9/15/41	23,906,401	26,245,711
5.5% 12/20/28 to 3/20/41	3,654,598	4,026,534
6% 8/15/32 to 9/20/38	6,128,162	6,924,145
TOTAL GINNIE MAE		162,090,237
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $804,036,824)		797,823,773
Asset-Backed Securities - 0.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.636% 4/25/35 (g)	106,210	94,167
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.816% 3/25/34 (g)	41,759	38,665
Series 2005-HE2 Class M2, 0.841% 4/25/35 (g)	857	855
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.216% 12/25/33 (g)	9,778	8,752
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 0.991% 4/25/34 (g)	$ 14,473	$ 8,846
Series 2005-R2 Class M1, 0.616% 4/25/35 (g)	207,897	204,978
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.946% 3/25/34 (g)	7,674	7,153
Series 2004-W7 Class M1, 0.991% 5/25/34 (g)	204,000	187,498
Series 2006-W4 Class A2C, 0.326% 5/25/36 (g)	198,400	63,576
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.306% 12/25/36 (g)	289,000	164,929
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,162,115
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4202% 3/25/32 (MGIC Investment Corp. Insured) (g)	4,144	2,102
Series 2004-3 Class M4, 1.621% 4/25/34 (g)	14,720	11,114
Series 2004-4 Class M2, 0.961% 6/25/34 (g)	75,001	65,708
Series 2004-7 Class AF5, 5.37% 1/25/35	1,248,958	1,319,034
Fannie Mae Series 2004-T5 Class AB3, 0.9986% 5/28/35 (g)	6,234	5,615
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.991% 3/25/34 (g)	2,501	2,100
Fremont Home Loan Trust Series 2005-A Class M4, 1.186% 1/25/35 (g)	58,000	23,329
GE Business Loan Trust:
Series 2003-1 Class A, 0.5977% 4/15/31 (e)(g)	11,864	11,144
Series 2006-2A:
Class A, 0.3477% 11/15/34 (e)(g)	179,810	164,480
Class B, 0.4477% 11/15/34 (e)(g)	65,038	54,849
Class C, 0.5477% 11/15/34 (e)(g)	108,077	90,482
GSAMP Trust Series 2004-AR1 Class B4, 3.8922% 6/25/34 (e)	65,519	4,755
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.486% 8/25/33 (g)	37,847	36,252
Series 2003-3 Class M1, 1.456% 8/25/33 (g)	89,175	83,260
Series 2003-5 Class A2, 0.866% 12/25/33 (g)	5,278	4,832
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.356% 1/25/37 (g)	231,000	116,874
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.296% 11/25/36 (g)	231,000	227,028
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.5776% 12/27/29 (g)	55,821	54,765
Series 2006-A Class 2C, 1.3976% 3/27/42 (g)	406,000	62,721
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.466% 5/25/37 (g)	$ 81,178	$ 2,035
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.916% 7/25/34 (g)	16,017	12,924
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.141% 7/25/34 (g)	60,665	52,637
Series 2006-FM1 Class A2B, 0.276% 4/25/37 (g)	115,070	111,601
Series 2006-OPT1 Class A1A, 0.686% 6/25/35 (g)	324,098	304,297
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.846% 8/25/34 (g)	9,173	9,038
Series 2004-NC8 Class M6, 2.041% 9/25/34 (g)	19,349	12,696
Series 2005-NC1 Class M1, 0.606% 1/25/35 (g)	64,000	59,303
Series 2005-NC2 Class B1, 1.336% 3/25/35 (g)	51,951	25,920
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.676% 9/25/35 (g)	229,000	192,177
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.416% 9/25/34 (g)	85,000	70,439
Class M4, 1.616% 9/25/34 (g)	109,000	33,551
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.966% 4/25/33 (g)	815	772
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2044% 6/15/33 (g)	174,185	153,831
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	31,830	31,802
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.026% 9/25/34 (g)	4,618	4,292
TOTAL ASSET-BACKED SECURITIES (Cost $4,890,848)		5,359,293
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.0%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5816% 10/25/34 (g)	120,439	120,773
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.348% 12/20/54 (g)	682,000	644,422
Class M1, 0.508% 12/20/54 (g)	179,000	166,882
Series 2007-1:
Class 1M1, 0.468% 12/20/54 (g)	226,000	213,683
Class 2M1, 0.668% 12/20/54 (g)	290,000	270,396
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7044% 8/25/36 (g)	212,656	173,600
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.376% 5/25/47 (g)	$ 90,953	$ 69,834
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.336% 2/25/37 (g)	162,484	144,103
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.456% 7/25/35 (g)	243,570	238,883
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5185% 7/10/35 (e)(g)	92,013	84,456
Class B6, 3.0185% 7/10/35 (e)(g)	122,047	110,957
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 1.066% 6/25/33 (e)(g)	1,495	1,487
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (g)	4,706	4,506
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4729% 4/25/33 (g)	30,651	30,480
TOTAL PRIVATE SPONSOR		2,274,462
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2006-82 Class F, 0.736% 9/25/36 (g)	821,378	819,914
Series 2007-53 Class FB, 0.566% 6/25/37 (g)	4,735,922	4,734,081
Series 2007-85 Class FL, 0.706% 9/25/37 (g)	1,727,102	1,736,593
Series 2007-89 Class FT, 0.736% 9/25/37 (g)	1,408,073	1,420,198
Series 2012-110 Class JF, 0.616% 10/25/42 (g)	3,027,119	3,016,066
Series 2012-122 Class LF, 0.566% 11/25/42 (g)	15,335,458	15,254,425
Series 2012-93 Class FE, 0.566% 9/25/42 (g)	8,341,714	8,329,160
Series 2013-44 Class FA, 0.4202% 5/25/43 (g)	9,669,488	9,647,697
floater planned amortization class:
Series 2012-111 Class NF, 0.516% 5/25/42 (g)	1,756,717	1,756,705
Series 2012-113 Class PF, 0.516% 10/25/40 (g)	4,932,804	4,938,602
Series 2012-128 Class VF, 0.416% 6/25/42 (g)	1,158,286	1,155,297
floater sequential payer:
Series 2012-101 Class FB, 0.616% 5/25/39 (g)	7,305,822	7,333,927
Series 2012-111 Class JF 0.566% 7/25/40 (g)	34,749,013	34,709,434
Series 2012-120 Class FE 0.466% 2/25/39 (g)	1,251,824	1,245,030
Freddie Mac:
floater:
Series 3349 Class FE, 0.6577% 7/15/37 (g)	1,805,973	1,816,856
Series 3376 Class FA, 0.7677% 10/15/37 (g)	1,747,618	1,761,743
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater: - continued
Series 4087 Class FB, 0.6377% 7/15/42 (g)	$ 16,174,861	$ 16,156,909
floater planned amortization class Series 4094 Class BF, 0.5677% 8/15/32 (g)	2,620,016	2,629,282
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6555% 10/16/40 (g)	2,779,080	2,781,175
Series 2012-48 Class FA, 0.5255% 4/16/42 (g)	4,565,861	4,564,509
Series 2012-75 Class FA, 0.6225% 6/20/42 (g)	4,579,654	4,607,257
Series 2012-93 Class NF, 0.5725% 7/20/42 (g)	2,787,434	2,786,253
floater sequential payer Series 2010-113 Class JF, 0.5725% 3/20/38 (g)	2,249,413	2,259,495
TOTAL U.S. GOVERNMENT AGENCY		135,460,608
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,233,445)		137,735,070
Commercial Mortgage Securities - 2.1%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43	2,332,000	2,448,080
Series 2006-2 Class AAB, 5.7162% 5/10/45 (g)	138,841	143,026
Series 2006-3 Class A4, 5.889% 7/10/44	3,070,000	3,352,532
Series 2006-4 Class A4, 5.634% 7/10/46	2,000,000	2,183,542
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	568,052
Series 2007-4 Class A3, 5.8111% 2/10/51 (g)	169,202	173,074
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	860,000	892,001
Series 2006-6 Class E, 5.619% 10/10/45 (e)	160,000	15,040
Series 2007-3:
Class A3, 5.5593% 6/10/49 (g)	463,000	465,256
Class A4, 5.5593% 6/10/49 (g)	577,000	641,348
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,000,000	2,170,756
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.566% 11/25/35 (e)(g)	66,106	56,043
Series 2005-4A:
Class A2, 0.556% 1/25/36 (e)(g)	165,945	139,254
Class M1, 0.616% 1/25/36 (e)(g)	53,562	29,843
Series 2006-4A Class A2, 0.436% 12/25/36 (e)(g)	505,802	370,923
Series 2007-1 Class A2, 0.436% 3/25/37 (e)(g)	109,897	75,534
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class A1, 0.436% 7/25/37 (e)(g)	$ 295,437	$ 236,769
Class A2, 0.486% 7/25/37 (e)(g)	276,607	148,485
Class M1, 0.536% 7/25/37 (e)(g)	94,150	25,891
Class M4, 0.816% 7/25/37 (e)(g)	103,241	3,443
Class M5, 0.916% 7/25/37 (e)(g)	3,073	22
Series 2007-3:
Class A2, 0.456% 7/25/37 (e)(g)	101,432	68,806
Class M1, 0.476% 7/25/37 (e)(g)	53,754	25,440
Class M2, 0.506% 7/25/37 (e)(g)	57,494	16,745
Class M3, 0.536% 7/25/37 (e)(g)	92,083	21,239
Class M4, 0.666% 7/25/37 (e)(g)	145,370	29,482
Class M5, 0.766% 7/25/37 (e)(g)	73,854	10,633
Class M6, 0.966% 7/25/37 (e)(g)	33,533	2,863
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4677% 3/15/22 (e)(g)	514,000	478,020
Class F, 0.5177% 3/15/22 (e)(g)	315,000	286,646
Series 2005-T20 Class A4B, 5.1399% 10/12/42 (g)	700,000	745,263
Series 2006-T22 Class A4, 5.5794% 4/12/38 (g)	35,000	38,014
C-BASS Trust floater Series 2006-SC1 Class A, 0.436% 5/25/36 (e)(g)	85,363	81,209
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (e)	171,076	172,787
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.7051% 12/10/49 (g)	3,500,000	3,958,458
Series 2007-FL3A Class A2, 0.3077% 4/15/22 (e)(g)	26,657	26,605
Citigroup/Deutsche Bank Commercial Mortgage Trust
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	270,000	275,386
Class A4, 5.322% 12/11/49	7,500,202	8,279,450
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	831,000	51,971
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	310,000	226,269
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	230,000	218,904
Series 2013-CR8 Class A4, 3.334% 6/10/46	500,000	489,398
Series 2013-CR12 Class A4, 4.046% 10/10/46	700,000	717,593
COMM Mortgage Trust pass-thru certificates floater Series 2006-FL12 Class AJ, 0.2977% 12/15/20 (e)(g)	111,964	110,462
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6842% 6/15/39 (g)	$ 4,678,126	$ 5,146,776
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	251,000	280,672
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5177% 4/15/22 (e)(g)	988,000	906,311
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2005-C2 Class A4, 4.832% 4/15/37	400,000	415,605
Series 2006-C1 Class AM, 5.3901% 2/15/39 (g)	500,000	536,465
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3177% 2/15/22 (e)(g)	105,000	103,416
Class C:
0.3377% 2/15/22 (e)(g)	299,000	290,206
0.4377% 2/15/22 (e)(g)	107,000	102,336
Class F, 0.4877% 2/15/22 (e)(g)	213,000	203,076
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(g)	420,000	56,146
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	617,000	674,463
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3585% 11/5/21 (e)(g)	104,000	102,819
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	8,519,000	9,420,242
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (g)	5,427,493	5,961,021
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 2.0056% 3/6/20 (e)(g)	263,000	263,246
Class D, 2.2018% 3/6/20 (e)(g)	1,737,000	1,739,715
Class H, 3.3004% 3/6/20 (e)(g)	121,000	121,303
Class J, 4.0852% 3/6/20 (e)(g)	174,000	174,544
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (e)	720,000	733,428
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	760,000	768,784
Class DFX, 4.6112% 11/5/30 (e)	3,386,000	3,420,266
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3377% 11/15/18 (e)(g)	118,472	116,043
Class C, 0.3777% 11/15/18 (e)(g)	84,336	82,150
Class F, 0.4977% 11/15/18 (e)(g)	57,563	54,689
Class G, 0.5277% 11/15/18 (e)(g)	49,865	47,251
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	$ 22,842	$ 22,808
Class A4, 5.429% 12/12/43	2,540,000	2,766,809
Series 2007-CB18 Class A4, 5.44% 6/12/47	22,493,095	24,869,738
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (g)	9,580,000	10,731,956
Series 2007-CB20 Class A4, 5.794% 2/12/51	10,000,000	11,310,940
Series 2007-LD11 Class A4, 5.813% 6/15/49 (g)	44,825,239	50,381,148
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,160,000	1,284,526
Series 2005-LDP4 Class AM, 4.999% 10/15/42 (g)	570,000	605,929
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (g)	650,000	713,100
Series 2007-CB19:
Class B, 5.7062% 2/12/49 (g)	24,000	7,158
Class C, 5.7062% 2/12/49 (g)	62,000	12,322
Class D, 5.7062% 2/12/49 (g)	65,000	10,222
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	23,000	3,145
Class ES, 5.6968% 1/15/49 (e)(g)	143,000	6,004
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (g)	2,110,000	2,381,734
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	143,134	150,614
Series 2007-C7 Class A3, 5.866% 9/15/45	8,835,439	9,899,773
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class G, 0.5277% 9/15/21 (e)(g)	24,415	24,396
Class H, 0.5677% 9/15/21 (e)(g)	92,993	87,839
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	196,095	196,953
Series 2005-LC1 Class F, 5.4211% 1/12/44 (e)(g)	241,000	213,044
Series 2006-C1 Class AM, 5.6793% 5/12/39 (g)	820,000	887,334
Series 2007-C1 Class A4, 5.8524% 6/12/50 (g)	7,022,000	7,852,759
Series 2008-C1 Class A4, 5.69% 2/12/51	591,000	665,750
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2885% 12/12/49 (g)	13,841	13,821
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	12,020,000	13,107,449
Class ASB, 5.133% 12/12/49 (g)	133,691	137,895
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-5 Class A4, 5.378% 8/12/48	$ 6,120,000	$ 6,715,880
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,446,000	2,714,859
Series 2007-7 Class A4, 5.7367% 6/12/50 (g)	1,504,000	1,677,816
Series 2006-1 Class AM, 5.5187% 2/12/39 (g)	970,000	1,054,222
Series 2007-6 Class B, 5.635% 3/12/51 (g)	277,000	66,009
Series 2007-7 Class B, 5.7367% 6/12/50 (g)	356,000	15,728
Series 2007-8 Class A3, 5.8928% 8/12/49 (g)	239,000	269,228
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.368% 7/15/19 (e)(g)	57,391	43,043
Series 2007-XLFA:
Class C, 0.328% 10/15/20 (e)(g)	159,000	157,375
Class D, 0.358% 10/15/20 (e)(g)	107,000	104,569
Class E, 0.418% 10/15/20 (e)(g)	134,000	128,275
Series 2006-T23 Class A3, 5.8072% 8/12/41 (g)	141,000	141,815
Series 2007-HQ12 Class A4, 5.5792% 4/12/49 (g)	1,466,000	1,501,674
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	4,221,000	4,688,640
Class B, 5.7265% 4/15/49 (g)	68,000	13,355
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-C16 Class AJ, 4.896% 10/15/41 (g)	500,000	519,428
Series 2006-WL7A:
Class F, 0.5075% 9/15/21 (e)(g)	232,189	228,706
Class G, 0.5275% 9/15/21 (e)(g)	285,000	270,750
Series 2007-WHL8 Class F, 0.6477% 6/15/20 (e)(g)	686,000	623,538
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	210,000	230,069
Series 2006-C29 Class A4, 5.308% 11/15/48	1,375,000	1,510,158
Series 2007-C30 Class A5, 5.342% 12/15/43	17,517,000	19,427,213
Series 2007-C31:
Class A4, 5.509% 4/15/47	48,090,000	52,968,682
Class A5, 5.5% 4/15/47	3,030,000	3,374,672
Series 2007-C32 Class A3, 5.7326% 6/15/49 (g)	19,939,000	22,263,764
Series 2007-C33:
Class A4, 5.9245% 2/15/51 (g)	16,542,000	18,322,961
Class A5, 5.9245% 2/15/51 (g)	4,253,000	4,824,505
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	287,037
Series 2005-C22:
Class B, 5.3794% 12/15/44 (g)	614,000	576,779
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22: - continued
Class F, 5.3794% 12/15/44 (e)(g)	$ 462,000	$ 93,832
Series 2006-C27 Class A3, 5.765% 7/15/45 (g)	846,264	914,359
Series 2007-C31 Class C, 5.6705% 4/15/47 (g)	1,142,000	923,845
Series 2007-C31A Class A2, 5.421% 4/15/47	350,589	351,176
Series 2007-C32:
Class D, 5.7326% 6/15/49 (g)	208,000	80,713
Class E, 5.7326% 6/15/49 (g)	328,000	104,165
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	351,075
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,738,289)		348,076,611
Municipal Securities - 0.4%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	500,000	618,640
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	465,000	473,626
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	435,000	566,975
6.2% 3/1/19	1,340,000	1,575,947
7.3% 10/1/39	4,395,000	5,694,162
7.5% 4/1/34	2,915,000	3,795,068
7.6% 11/1/40	9,910,000	13,504,258
7.625% 3/1/40	6,375,000	8,599,046
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	700,000	773,108
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	200,000	229,588
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	83,408
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	162,975
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	12,910,000	11,782,053
Series 2010-1, 6.63% 2/1/35	1,580,000	1,626,515
Series 2010-3:
6.725% 4/1/35	2,510,000	2,608,543
7.35% 7/1/35	810,000	882,025
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 1,025,000	$ 1,120,325
5.877% 3/1/19	2,095,000	2,270,037
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	173,990
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	1,000,000	1,306,020
Ohio State Univ. Gen. Receipts Series 2010 C, 4.91% 6/1/40	75,000	78,884
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	500,000	442,050
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	350,000	356,983
TOTAL MUNICIPAL SECURITIES (Cost $60,035,569)		58,724,226
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	3,390,000	3,406,950
5.75% 9/26/23 (e)	3,103,000	3,103,000
Brazilian Federative Republic:
4.25% 1/7/25	3,710,000	3,487,400
8.25% 1/20/34	250,000	315,625
Chilean Republic 3.875% 8/5/20	800,000	841,000
Israeli State 4% 6/30/22	300,000	313,500
United Mexican States:
4% 10/2/23	7,528,000	7,460,248
4.75% 3/8/44	3,482,000	3,050,232
5.625% 1/15/17	4,610,000	5,151,675
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,147,012)		27,129,630
Fixed-Income Funds - 71.2%
	Shares	Value
High Yield Fixed-Income Funds - 0.8%
MainStay High Yield Corporate Bond Fund Class A	10,417,782	$ 63,131,759
T. Rowe Price High Yield Fund Advisor Class	8,954,962	63,848,877
TOTAL HIGH YIELD FIXED-INCOME FUNDS		126,980,636
Intermediate-Term Bond Funds - 69.8%
BlackRock Strategic Income Opportunities Fund Investor A	36,977,837	373,845,932
DoubleLine Total Return Bond Fund	71,162,161	775,667,551
Fidelity GNMA Fund (d)	33,669,990	381,144,291
ING Intermediate Bond Fund - Class A	22,956,985	225,437,591
JPMorgan Core Bond Fund Class A	126,214,996	1,470,404,706
Metropolitan West Total Return Bond Fund Class M	148,894,249	1,590,190,577
PIMCO Credit Absolute Return Fund Institutional Class	5,805,392	61,246,883
PIMCO Total Return Fund Administrative Class	332,718,062	3,619,972,489
Spartan U.S. Bond Index Fund Investor Class (d)	32,140,033	368,324,775
Westcore Plus Bond Fund	14,523,797	156,857,007
Western Asset Core Bond Fund Class F	60,367,860	718,377,536
Western Asset Core Plus Bond Fund	143,543,719	1,617,737,709
TOTAL INTERMEDIATE-TERM BOND FUNDS		11,359,207,047
Long-Term Bond Funds - 0.6%
PIMCO Long-Term Credit Fund Institutional Class	8,590,567	103,430,424
TOTAL FIXED-INCOME FUNDS (Cost $11,626,835,505)		11,589,618,107
Short-Term Funds - 3.3%

Short-Term Funds - 3.3%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $545,695,936)	47,609,761	542,275,178
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a)	49,870,957	$ 49,870,957
SSgA U.S. Treasury Money Market Fund, 0% (b)	100,622,568	100,622,568
TOTAL MONEY MARKET FUNDS (Cost $150,493,525)		150,493,525
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $16,457,157,496)		16,409,182,048
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(124,897,381)
NET ASSETS - 100%		$ 16,284,284,667
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 12/1/43	$ (6,500,000)	(5,983,047)
3% 12/1/28	(500,000)	(515,703)
3% 1/1/29	(3,000,000)	(3,086,953)
3% 12/1/43	(1,000,000)	(965,313)
3.5% 12/1/43	(500,000)	(504,492)
3.5% 12/1/43	(1,000,000)	(1,008,984)
3.5% 12/1/43	(6,500,000)	(6,558,399)
3.5% 12/1/43	(500,000)	(504,492)
4% 12/1/43	(1,000,000)	(1,043,672)
4% 12/1/43	(1,000,000)	(1,043,672)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4% 12/1/43	$ (1,500,000)	$ (1,565,508)
5% 12/1/43	(2,500,000)	(2,719,141)
TOTAL FANNIE MAE		(25,499,376)
Ginnie Mae
4.5% 12/1/43	(1,000,000)	(1,074,609)
4.5% 12/1/43	(1,000,000)	(1,079,609)
TOTAL GINNIE MAE		(2,154,218)
TOTAL TBA SALE COMMITMENTS (Proceeds $27,649,473)		$ (27,653,594)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse	(1%)	$ 2,000,000	$ (20,020)	$ (105,352)	$ (125,372)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase, Inc.	(1%)	1,655,634	(14,232)	(102,187)	(116,419)
National Australia Bank Ltd	Dec. 2018	Credit Suisse	(1%)	2,000,000	19,173	(175,324)	(156,151)
National Australia Bank Ltd	Dec. 2018	Credit Suisse	(1%)	2,000,000	19,173	(150,461)	(131,288)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection - continued
Societe Generale	Dec. 2017	Credit Suisse	(3%)	$ 1,764,000	$ (159,755)	$ 22,314	$ (137,441)
Societe Generale	Dec. 2017	Credit Suisse	(3%)	1,765,000	(159,845)	58,904	(100,941)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse	(1%)	1,500,000	(16,198)	(29,117)	(45,315)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse	(1%)	1,765,000	(19,059)	(77,349)	(96,408)
TOTAL CREDIT DEFAULT SWAPS					$ (350,763)	$ (558,572)	$ (909,335)

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $86,301,495 or 0.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,213
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 338,085,469	$ 55,139,320	$ -	$ 4,787,996	$ 381,144,291
Spartan Long-Term Treasury Bond Index Fund Investor Class	59,816,667	9,451,277	63,089,597	950,843	-
Spartan U.S. Bond Index Fund Investor Class	748,814,170	163,528,450	521,467,934	8,923,054	368,324,775
Total	$ 1,146,716,306	$ 228,119,047	$ 584,557,531	$ 14,661,893	$ 749,469,066
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,224,917,782	$ -	$ 1,224,917,782	$ -
U.S. Government and Government Agency Obligations	1,527,028,853	-	1,527,028,853	-
U.S. Government Agency - Mortgage Securities	797,823,773	-	797,823,773	-
Asset-Backed Securities	5,359,293	-	5,351,576	7,717
Collateralized Mortgage Obligations	137,735,070	-	137,539,657	195,413
Commercial Mortgage Securities	348,076,611	-	347,848,690	227,921
Municipal Securities	58,724,226	-	58,724,226	-
Foreign Government and Government Agency Obligations	27,129,630	-	27,129,630	-
Fixed-Income Funds	11,589,618,107	11,589,618,107	-	-
Short-Term Funds	542,275,178	542,275,178	-	-
Money Market Funds	150,493,525	150,493,525	-	-
Total Investments in Securities:	$ 16,409,182,048	$ 12,282,386,810	$ 4,126,364,187	$ 431,051
Derivative Instruments:
Assets
Swaps	$ 38,346	$ -	$ 38,346	$ -
Liabilities
Swaps	$ (389,109)	$ -	$ (389,109)	$ -
Total Derivative Instruments:	$ (350,763)	$ -	$ (350,763)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (27,653,594)	$ -	$ (27,653,594)	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $16,463,109,551. Net unrealized depreciation aggregated $53,927,503, of which $183,851,185 related to appreciated investment securities and $237,778,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2013

1.912885.103

SRQ-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	52,937,696	$ 439,912,253
Eaton Vance Income Fund of Boston - Class A	56,072,606	339,799,995
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	13,712,474	139,318,734
Fidelity Advisor High Income Fund Institutional Class (a)	7,148,324	62,762,281
Fidelity Capital & Income Fund (a)	68,075,084	670,539,582
Fidelity High Income Fund (a)	47,432,918	446,818,090
Hotchkis and Wiley High Yield Fund A	21,797,966	285,335,377
IVY High Income Fund Class A	12,596,278	110,469,356
Janus High-Yield Fund Class T	44,454,734	417,429,953
MainStay High Yield Corporate Bond Fund Class A	42,121,799	255,258,104
PIMCO High Yield Fund Administrative Class	22,752,161	218,875,793
T. Rowe Price High Yield Fund Advisor Class	104,023,965	741,690,872
Third Avenue Focused Credit Fund Investor Class	12,850,532	145,211,012
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,973,735,126)		4,273,421,402
NET OTHER ASSETS (LIABILITIES) - 0.0%		(292,379)
NET ASSETS - 100%		$ 4,273,129,023
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 90,291,547	$ 46,046,055	$ -	$ 3,750,939	$ 139,318,734
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Fund Institutional Class	$ 83,937,551	$ 3,298,748	$ 24,125,338	$ 3,298,748	$ 62,762,281
Fidelity Capital & Income Fund	733,598,487	26,899,980	105,105,778	26,899,980	670,539,582
Fidelity High Income Fund	492,213,385	20,082,119	64,528,604	20,082,119	446,818,090
Total	$ 1,400,040,970	$ 96,326,902	$ 193,759,720	$ 54,031,786	$ 1,319,438,687
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $3,976,247,238. Net unrealized appreciation aggregated $297,174,164, of which $299,631,744 related to appreciated investment securities and $2,457,580 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2013

1.918362.103

SAE-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.6%
	Shares	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.1%
ATLASBX Co. Ltd.	1,967	$ 69,519
CEAT Ltd. (a)	83,546	383,729
Dae-Il Corp.	10,510	50,653
Dongah Tire & Rubber Co. Ltd.	3,340	61,390
Gmb Korea Corp.	7,110	65,173
Hanil E-Wha Co. Ltd.	6,140	124,168
Hyundai Wia Corp.	470	84,388
INZI Controls Co. Ltd.	14,050	64,859
Kenda Rubber Industrial Co. Ltd.	25,960	56,212
Kyung Chang Industrial Co. Ltd.	5,742	56,975
Motherson Sumi Systems Ltd.	36,601	166,056
MRF Ltd.	452	125,670
PT Gadjah Tunggal Tbk	242,000	36,414
Pyeong Hwa Automative Co. Ltd.	2,479	60,440
S&T Motiv Co. Ltd.	5,120	140,070
Sejong Industrial Co. Ltd.	3,620	61,405
Sungwoo Hitech Co. Ltd.	26,703	436,550
Xingda International Holdings Ltd.	127,000	76,011
Yoo Sung Enterprise	16,600	77,650
		2,197,332
Automobiles - 0.9%
DRB-Hicom BHD	120,900	97,110
Geely Automobile Holdings Ltd.	515,000	265,719
Hyundai Motor Co.	27,005	6,430,916
Kia Motors Corp.	81,449	4,648,907
Qingling Motors Co. Ltd. (H Shares)	140,000	42,799
Tata Motors Ltd.	78,437	504,970
Tata Motors Ltd. sponsored ADR	57,328	1,861,440
		13,851,861
Distributors - 0.1%
Imperial Holdings Ltd.	76,634	1,588,229
Test-Rite International Co. Ltd.	66,000	50,164
Xinhua Winshare Publishing and Media Co. Ltd.	106,000	60,708
		1,699,101
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR	21,721	644,896
TAL Education Group ADR	3,154	62,134
		707,030
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
China Lodging Group Ltd. ADR (a)	2,408	$ 63,306
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares) (a)	272,000	88,766
		152,072
Household Durables - 0.1%
Kang Yong Electric PCL NVDR	5,000	37,994
Rodobens Negocios Imobiliarios SA	18,200	96,838
Steinhoff International Holdings Ltd.	152,199	603,821
Tatung Co. Ltd. (a)	201,000	54,794
		793,447
Leisure Equipment & Products - 0.0%
Ability Enterprise Co. Ltd.	61,000	39,976
Media - 0.2%
ABS CBN Broadcasting Corp. (depositary receipt)	94,000	71,033
Benpres Holdings Corp.	2,114,800	200,971
CJ E&M Corp. (a)	19,700	576,176
Hyundai Hy Communications & Networks Co. Ltd.	268,010	1,184,025
Jingo Digital, Inc.	52,000	54,103
Media Prima Bhd	79,900	65,664
Megacable Holdings S.A.B. de CV unit	26,981	90,454
SinoMedia Holding Ltd.	151,000	121,929
		2,364,355
Specialty Retail - 0.0%
Super Group Ltd. (a)	38,982	99,442
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	93,733	390,506
China Great Star International Ltd. (a)	66,524	113,785
Fulgent Sun International Holding Co. Ltd.	46,000	51,123
Hansae Yes24 Holdings Co. Ltd.	28,386	161,216
Huvis Corp.	45,710	442,755
Lealea Enterprise Co. Ltd.	148,000	54,494
Luthai Textile JSC Ltd. (B Shares)	92,400	116,922
Nien Hsing Textile Co. Ltd.	63,722	66,514
Weiqiao Textile Co. Ltd. (H Shares)	514,500	326,517
		1,723,832
TOTAL CONSUMER DISCRETIONARY		23,628,448
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Hitejinro Holdings Co. Ltd.	5,900	$ 65,790
Pepsi-Cola Products Philippines, Inc.	2,298,100	234,178
		299,968
Food & Staples Retailing - 0.0%
Lianhua Supermarket Holdings Ltd. (H Shares)	77,000	58,501
President Chain Store Corp.	8,000	56,751
		115,252
Food Products - 0.3%
Britannia Industries Ltd.	5,285	74,237
Chaoda Modern Agriculture ADR (a)	1,134	6,521
China Green (Holdings) Ltd. (a)	237,000	31,182
China Ocean Resources Co. Ltd. (a)	36,070	146,399
Dae Han Flour Mills Co. Ltd.	410	57,536
Gruma S.A.B. de CV Series B (a)	336,117	2,338,205
JBS SA	441,900	1,594,002
Kulim Malaysia Bhd	396,700	452,739
Pinar Entegre Et ve Un Sanayi AS	6,573	25,563
Samyang Holdings Corp.	785	64,167
San Miguel Pure Foods Co., Inc.	24,100	118,541
		4,909,092
Personal Products - 0.1%
China King-highway Holdings Ltd. (a)	157,740	400,234
TOTAL CONSUMER STAPLES		5,724,546
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd. (H Shares)	20,000	60,367
Oil, Gas & Consumable Fuels - 1.4%
Bangchak Petroleum PCL:
(For. Reg.)	595,700	616,849
NVDR	128,600	133,166
Cairn India Ltd.	76,224	395,541
China Petroleum & Chemical Corp. (H Shares)	1,002,000	863,910
Cosan Ltd. Class A	17,144	256,817
Gazprom OAO sponsored ADR (Reg. S)	714,409	6,165,350
GPN Capital SA sponsored:
ADR	3,664	82,184
ADR	14,985	338,211
Grupa Lotos SA (a)	83,669	1,077,611
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Lanna Resources PCL	53,400	$ 19,790
LUKOIL Oil Co. sponsored ADR (United Kingdom)	101,821	6,312,902
Petrobras Energia SA sponsored ADR	22,142	158,537
Petroleo Brasileiro SA - Petrobras sponsored ADR	22,418	357,343
Polski Koncern Naftowy Orlen SA	226,321	3,504,599
PTT Exploration and Production PCL NVDR	65,600	326,876
PTT PCL NVDR	18,800	172,719
Sasol Ltd.	27,690	1,368,766
		22,151,171
TOTAL ENERGY		22,211,538
FINANCIALS - 3.9%
Capital Markets - 0.0%
Is Yatirim Menkul Degerler A/S	15,504	10,663
Commercial Banks - 2.6%
Agricultural Bank of China Ltd. (H Shares)	5,470,000	2,808,186
Banco do Brasil SA	337,500	3,689,836
Banco Santander SA (Brasil) ADR	164,739	1,064,214
Bangkok Bank PCL	64,100	378,292
Bangkok Bank PCL NVDR	12,700	74,357
Bank of China Ltd. (H Shares)	14,173,000	6,855,647
BIMB Holdings Bhd	35,500	49,432
China CITIC Bank Corp. Ltd. (H Shares)	3,627,000	2,119,343
China Construction Bank Corp. (H Shares)	10,056,000	8,145,924
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	639,000	334,643
Grupo Financiero Inbursa S.A.B. de CV Series O	151,336	396,866
Hana Financial Group, Inc.	11,040	414,179
Hong Leong Credit Bhd	11,300	55,440
Industrial & Commercial Bank of China Ltd. (H Shares)	5,771,000	4,146,309
JB Financial Group Co. Ltd.	26,190	155,178
JB Financial Group Co. Ltd. rights 12/24/13 (a)	8,841	10,610
Krung Thai Bank PCL:
(For. Reg.)	1,704,500	987,347
NVDR	3,671,600	2,126,807
Metropolitan Bank & Trust Co.	423,280	761,361
PT Bank Bukopin Tbk	834,000	39,739
PT Bank PAN Indonesia Tbk (a)	784,500	44,595
Sinopac Holdings Co.	520,000	256,460
Thanachart Capital PCL:
(For. Reg.)	797,900	813,803
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Thanachart Capital PCL: - continued
NVDR	333,700	$ 340,351
Turk Ekonomi Bankasi A/S (a)	82,803	91,773
Turkiye Is Bankasi A/S Series C	1,203,804	3,097,291
Turkiye Vakiflar Bankasi TAO	778,053	1,763,184
		41,021,167
Consumer Finance - 0.0%
Krungthai Card PCL NVDR	205,800	208,300
Diversified Financial Services - 0.4%
FirstRand Ltd.	573,696	1,903,827
Fubon Financial Holding Co. Ltd.	2,831,000	4,045,242
Meritz Financial Holdings Co.	4,270	25,139
Top Frontier Investment Holdings, Inc.	2,771	2,443
		5,976,651
Insurance - 0.7%
Dongbu Insurance Co. Ltd.	2,640	133,720
Hanwha Life Insurance Co. Ltd.	8,390	57,482
Liberty Holdings Ltd.	202,698	2,453,087
LIG Insurance Co. Ltd.	43,080	1,296,622
Long Bon International Co. Ltd.	112,000	75,290
Mercuries Life Insurance Co. Ltd.	85,460	60,480
MMI Holdings Ltd.	1,071,872	2,732,218
MNRB Holdings Bhd	36,000	40,416
Porto Seguro SA	314,100	3,995,129
PT Panin Life Tbk (a)	2,282,500	33,582
Shin Kong Financial Holding Co. Ltd.	829,588	285,843
Syarikat Takaful Malaysia Bhd	53,100	173,240
Tong Yang Life Insurance Co. Ltd.	5,460	58,046
		11,395,155
Real Estate Investment Trusts - 0.0%
Kiler Gayrimenkul Yatirim Ortakligi AS (a)	57,339	38,301
Real Estate Management & Development - 0.2%
Chong Hong Construction Co. Ltd.	54,000	176,942
Dongwon Development Co. Ltd.	3,311	49,905
Founding Construction & Development Co. Ltd.	74,900	49,211
Greentown China Holdings Ltd.	216,000	375,020
Hua Yang Bhd	80,266	53,021
Jiangsu Future Land Co. Ltd. (B Shares)	180,900	109,264
Korea Real Estate Investment Trust Co. (a)	58,025	97,055
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
KSL Holdings Bhd (a)	71,400	$ 45,393
LBS Bina Group Bhd	401,900	206,902
PT Agung Podomoro Land Tbk	15,189,500	311,093
PT Lippo Cikarang Tbk (a)	549,500	214,748
Vista Land & Lifescapes, Inc.	3,107,100	357,882
		2,046,436
TOTAL FINANCIALS		60,696,673
HEALTH CARE - 0.3%
Biotechnology - 0.0%
Biocon Ltd.	55,928	347,046
Health Care Equipment & Supplies - 0.0%
Hartalega Holdings Bhd	71,600	163,207
Kossan Rubber Industries Bhd	267,200	309,917
Supermax Corp. Bhd	164,500	136,722
		609,846
Health Care Providers & Services - 0.0%
Faber Group Bhd	232,100	186,429
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	14,535	268,413
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	12,573	416,543
		684,956
Pharmaceuticals - 0.2%
Ajanta Pharma Ltd.	3,318	52,049
Dong Wha Pharm Co. Ltd.	32,350	152,852
Dr. Reddy's Laboratories Ltd. sponsored ADR	79,434	3,236,936
		3,441,837
TOTAL HEALTH CARE		5,270,114
INDUSTRIALS - 0.9%
Air Freight & Logistics - 0.0%
Sinotrans Ltd. (H Shares)	232,000	73,318
Airlines - 0.2%
Cebu Air, Inc.	54,450	64,338
Grupo Aeromexico S.A.B. de CV (a)	47,843	66,178
Turk Hava Yollari AO	874,496	3,236,550
		3,367,066
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
China Stationery Ltd.	102,400	$ 6,193
KTCS Corp.	21,960	68,482
KTIS Corp.	15,400	62,068
		136,743
Construction & Engineering - 0.1%
China Railway Construction Corp. Ltd. (H Shares)	140,500	157,489
Da Cin Construction Co. Ltd.	58,000	55,643
Daelim Industrial Co.	2,288	217,295
EEI Corp.	217,000	49,095
Mudajaya Group Bhd	111,000	95,354
Muhibbah Engineering (M) Bhd	96,300	69,287
PT Petrosea Tbk	344,500	37,726
PT Surya Semesta Internusa Tbk	1,027,500	62,703
United Integration Services Co. Ltd.	109,000	128,320
		872,912
Electrical Equipment - 0.0%
Audix Corp.	92,000	104,888
DONGYANG E&P, Inc.	21,665	369,542
Korea Electric Terminal Co. Ltd.	4,710	194,505
		668,935
Industrial Conglomerates - 0.3%
Alarko Holding AS	65,357	209,551
Alfa SA de CV Series A	1,053,953	3,120,533
Cahya Mata Sarawak Bhd	45,500	83,112
CJ Corp.	8,996	884,119
Max India Ltd.	22,321	75,156
San Miguel Corp.	27,710	47,273
		4,419,744
Machinery - 0.1%
CSR Corp. Ltd. (H Shares)	205,000	190,389
Famur SA (a)	44,971	76,616
Kaulin Manufacturing Co. Ltd.	65,000	47,757
Kepler Weber SA	5,600	101,000
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	332,300	558,929
Tumosan Motor Ve Traktor Sanay	116,202	333,476
		1,308,167
Marine - 0.0%
MISC Bhd (a)	63,100	107,433
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.2%
Airports of Thailand PCL:
(depositary receipt)	120,600	$ 704,220
(For. Reg.)	199,800	1,166,693
Bangkok Expressway PCL (For. Reg.)	42,500	47,649
Grupo Aeroportuario del Pacifico SA de CV Series B	235,445	1,224,820
Grupo Aeroportuario Norte S.A.B. de CV	61,316	209,348
Malaysia Airports Holdings Bhd	66,200	177,793
Sebang Co. Ltd.	2,960	51,888
Shenzhen Expressway Co. (H Shares)	116,000	53,567
		3,635,978
TOTAL INDUSTRIALS		14,590,296
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.0%
Accton Technology Corp.	298,000	154,018
Computers & Peripherals - 0.2%
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,900	128,653
CMC Magnetics Corp. (a)	1,302,000	210,234
Inventec Corp.	1,239,000	1,042,161
Pegatron Corp.	1,559,000	1,938,020
		3,319,068
Electronic Equipment & Components - 0.7%
Chimei Materials Technology Corp.	189,000	209,730
Coretronic Corp.	99,000	89,292
Daeduck GDS Co. Ltd.	7,000	126,345
Daou Data Corp.	29,550	127,615
Delta Electronics PCL NVDR	205,700	301,087
HannStar Board Corp.	122,000	45,745
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,146,200	3,020,086
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	262,896	1,374,946
Innolux Corp. (a)	4,419,000	1,671,885
INTOPS Co. Ltd.	21,141	409,551
INZI Display Co. Ltd.	313,297	444,095
LG Display Co. Ltd. (a)	141,190	3,254,661
Sam Young Electronics Co. Ltd.	4,410	39,715
Taiwan Union Technology Corp.	122,000	91,285
		11,206,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
Daou Technology, Inc.	58,350	$ 774,721
NetEase.com, Inc. sponsored ADR	43,980	3,158,204
Sohu.com, Inc. (a)	29,024	1,955,927
SouFun Holdings Ltd. ADR	9,543	619,818
		6,508,670
IT Services - 0.7%
CSU Cardsystem SA	20,600	25,063
eClerx	3,300	57,391
HCL Technologies Ltd.	100,312	1,745,843
Hexaware Technologies Ltd.	55,422	108,625
Infosys Ltd.	13,285	715,268
Infosys Ltd. sponsored ADR	89,422	4,830,576
MindTree Consulting Ltd.	6,639	147,890
Tata Consultancy Services Ltd.	13,047	419,089
Wipro Ltd.	179,530	1,363,511
Wipro Ltd. sponsored ADR	120,452	1,405,675
WNS Holdings Ltd. sponsored ADR (a)	21,951	439,459
		11,258,390
Office Electronics - 0.0%
Sindoh Co. Ltd.	8,382	514,860
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Semiconductor Engineering, Inc. sponsored ADR	521,295	2,627,327
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	321,925
Powertech Technology, Inc.	86,000	132,909
Samsung Electronics Co. Ltd.	12,017	16,965,817
Taiwan Semiconductor Co. Ltd.	127,000	100,817
Topco Scientific Co. Ltd.	78,267	136,689
		20,285,484
Software - 0.2%
Asseco Poland SA	19,116	315,850
Changyou.com Ltd. (A Shares) ADR (a)	17,833	502,177
Giant Interactive Group, Inc. ADR	85,661	961,973
NetDragon WebSoft, Inc.	23,000	44,917
Perfect World Co. Ltd. sponsored ADR Class B	28,678	544,022
		2,368,939
TOTAL INFORMATION TECHNOLOGY		55,615,467
Common Stocks - continued
	Shares	Value
MATERIALS - 1.1%
Chemicals - 0.3%
Gubre Fabrikalari TAS (a)	6,732	$ 53,628
Hanwha Corp.	25,480	954,708
Kolon Corp.	1,780	30,362
Kunsul Chemical Industrial Co. Ltd.	2,980	80,258
Petronas Chemicals Group Bhd	144,400	302,279
PTT Global Chemical PCL NVDR	1,157,200	2,747,945
Samhwa Paints Indust Co. Ltd.	1,770	18,901
Tae Kyung Industrial Co. Ltd.	11,580	53,621
Taekwang Industrial Co. Ltd.	168	189,240
		4,430,942
Construction Materials - 0.0%
Asia Cement (China) Holdings Corp.	103,500	63,815
Asia Cement Co. Ltd.	465	37,351
Cimsa Cimento Sanayi Ve Ticaret A/S	9,410	60,062
Eternit SA	61,900	237,072
Tipco Asphalt NVDR	27,800	49,782
		448,082
Containers & Packaging - 0.1%
Anadolu Cam Sanayii A/S	46,394	53,716
Bio Pappel S.A.B. de CV (a)	179,268	435,686
Kian Joo Can Factory Bhd	62,900	62,422
Mpact Ltd.	120,835	332,086
		883,910
Metals & Mining - 0.5%
Angang Steel Co. Ltd. (H Shares) (a)	242,000	172,934
Dongil Industries Co. Ltd.	1,940	89,373
Eregli Demir ve Celik Fabrikalari T.A.S.	1,858,038	2,463,839
Grupo Simec SA de CV (a)	206,578	766,707
Grupo Simec SA de CV Series B sponsored ADR (a)	3,283	36,441
Husteel Co. Ltd.	12,640	228,144
Hyundai Hysco Co. Ltd.	4,980	190,831
KISCO Corp.	3,180	80,536
KISWIRE Ltd.	1,630	59,149
Seah Steel Corp.	549	44,254
Ternium SA sponsored ADR	169,354	4,523,445
		8,655,653
Paper & Forest Products - 0.2%
Asia Holdings Co. Ltd.	204	23,133
Asia Paper Manufacturing Co. Ltd.	5,850	121,344
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Duratex SA	35,200	$ 203,426
Fibria Celulose SA (a)	161,500	1,928,245
Hansol Paper Co. Ltd.	74,490	816,552
Long Chen Paper Co. Ltd.	117,275	55,066
Mondi Ltd.	3,296	54,350
PT Indah Kiat Pulp & Paper Tbk (a)	721,500	92,280
Sungchang Enterprise Holdings (a)	2,540	42,725
WTK Holdings Bhd	124,500	49,036
		3,386,157
TOTAL MATERIALS		17,804,744
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
Axtel S.A.B. de CV unit (a)	1,211,141	357,209
China Telecom Corp. Ltd. (H Shares)	1,236,000	667,181
China Unicom Ltd.	204,000	323,219
KT Corp.	107,290	3,415,560
LG Telecom Ltd. (a)	47,390	470,223
Netia Holdings SA (a)	42,256	73,767
PT Telkomunikasi Indonesia Tbk:
Series B	5,267,500	957,732
sponsored ADR	29,732	1,086,407
Telefonica Brasil SA sponsored ADR	92,555	1,801,120
Telkom SA Ltd. (a)	117,986	310,360
		9,462,778
Wireless Telecommunication Services - 1.0%
Advanced Info Service PCL (For. Reg.)	142,100	1,008,994
America Movil S.A.B. de CV Series L sponsored ADR	228,456	5,309,317
China Mobile Ltd.	104,000	1,125,341
Globe Telecom, Inc.	2,520	95,560
MTN Group Ltd.	52,071	1,013,387
Sistema JSFC sponsored GDR	37,918	1,040,091
TIM Participacoes SA	480,100	2,359,108
TIM Participacoes SA sponsored ADR	76,714	1,900,973
Total Access Communication PCL NVDR	636,000	2,099,533
		15,952,304
TOTAL TELECOMMUNICATION SERVICES		25,415,082
Common Stocks - continued
	Shares	Value
UTILITIES - 1.0%
Electric Utilities - 0.6%
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	51,370	$ 428,940
Companhia Energetica do Ceara	900	16,232
Enersis SA sponsored ADR	155,805	2,436,790
Polska Grupa Energetyczna SA	26,854	162,515
Tauron Polska Energia SA	428,174	712,862
Tenaga Nasional Bhd	2,003,000	6,124,850
		9,882,189
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	320	11,234
Daesung Energy Co. Ltd.	22,060	118,408
E1 Corp.	2,117	144,240
Infraestructura Energetica Nova S.A.B. de CV	27,952	114,607
Korea District Heating Corp.	1,117	89,722
KyungDong City Gas Co. Ltd.	1,354	117,716
Kyungnam Energy Co. Ltd.	21,890	129,287
PT Perusahaan Gas Negara Tbk Series B	3,263,500	1,323,140
Samchully Co. Ltd.	2,665	332,429
		2,380,783
Independent Power Producers & Energy Traders - 0.1%
Guangdong Electric Power Development Co. Ltd. (B Shares)	123,500	73,598
Huadian Power International Corp. Ltd. (H Shares)	488,000	203,948
Huaneng Power International, Inc. (H Shares)	810,000	772,778
		1,050,324
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	5,600	58,849
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	174,696	1,860,512
Puncak Niaga Holding Bhd	80,600	84,737
		2,004,098
TOTAL UTILITIES		15,317,394
TOTAL COMMON STOCKS (Cost $230,597,543)		246,274,302
Nonconvertible Preferred Stocks - 1.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Saraiva SA Livreiros Editores	19,800	$ 219,185
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	80,000	3,734,990
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	757,200	6,221,740
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Absa Bank Ltd.	740	59,849
MATERIALS - 0.3%
Chemicals - 0.0%
Braskem SA (PN-A)	93,800	835,430
Metals & Mining - 0.3%
Gerdau SA (PN)	307,800	2,378,799
Metalurgica Gerdau SA (PN)	143,600	1,387,862
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	64,300	341,574
		4,108,235
TOTAL MATERIALS		4,943,665
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Oi SA (PN)	77,400	118,376
Telefonica Brasil SA	82,700	1,598,199
		1,716,575
UTILITIES - 0.2%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	160,931	1,338,190
Companhia Energetica do Ceara	7,100	121,393
Companhia Paranaense de Energia-Copel (PN-B)	10,200	137,602
		1,597,185
Independent Power Producers & Energy Traders - 0.1%
Companhia Energetica de Sao Paulo Series B	103,800	1,031,663
Nonconvertible Preferred Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
Cia de Saneamento do Parana	8,000	$ 22,894
TOTAL UTILITIES		2,651,742
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,943,048)		19,547,746
Equity Funds - 80.5%

Emerging Markets Funds - 80.1%
Aberdeen Emerging Markets Institutional Fund	14,591,550	216,684,515
Eaton Vance Parametric Structured Emerging Markets Fund Class A	5,432,545	81,705,474
Fidelity Emerging Markets Fund (c)	6,766,111	163,942,870
GMO Emerging Markets Fund - Class V	20,230,019	225,767,005
Invesco Developing Markets Fund Class A	2,236,767	74,372,494
iShares China Large-Cap ETF	679,800	27,280,374
Lazard Emerging Markets Equity Portfolio Institutional Class	11,402,187	222,456,672
Oppenheimer Developing Markets Fund Class A	2,209,112	83,747,428
T. Rowe Price Emerging Markets Stock Fund	5,020,745	165,383,345
Templeton Frontier Markets Fund - Class A	59	1,072
Thornburg Developing World Fund - Class I	147,667	2,789,427
Wasatch Frontier Emerging Small Countries Fund	685	2,130
TOTAL EMERGING MARKETS FUNDS		1,264,132,806
Europe Stock Funds - 0.4%
Market Vectors Russia ETF	191,700	5,405,940
Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	66	2,328
TOTAL EQUITY FUNDS (Cost $1,309,065,808)		1,269,541,074
Money Market Funds - 2.5%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $38,590,130)	38,590,130	$ 38,590,130
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,599,196,529)		1,573,953,252
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,944,696
NET ASSETS - 100%		$ 1,577,897,948
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
673 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2013	$ 34,423,950	$ (24,052)

The face value of futures purchased as a percentage of net assets is 2.2%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 190,112,567	$ 7,899,372	$ 37,442,840	$ -	$ 163,942,870
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,847,633	$ 23,342,663	$ 504,970	$ -
Consumer Staples	9,459,536	9,459,536	-	-
Energy	28,433,278	26,200,602	2,232,676	-
Financials	60,756,522	60,743,469	10,610	2,443
Health Care	5,270,114	5,270,114	-	-
Industrials	14,590,296	14,590,296	-	-
Information Technology	55,615,467	50,282,027	5,333,440	-
Materials	22,748,409	22,748,409	-	-
Telecommunication Services	27,131,657	21,600,356	5,531,301	-
Utilities	17,969,136	17,196,358	772,778	-
Equity Funds	1,269,541,074	1,269,541,074	-	-
Money Market Funds	38,590,130	38,590,130	-	-
Total Investments in Securities:	$ 1,573,953,252	$ 1,559,565,034	$ 14,385,775	$ 2,443
Derivative Instruments:
Liabilities
Futures Contracts	$ (24,052)	$ (24,052)	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $1,600,446,194. Net unrealized depreciation aggregated $26,492,942, of which $59,109,620 related to appreciated investment securities and $85,602,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

November 30, 2013

1.933027.101

AMM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 2.4%
Allison Transmission Holdings, Inc.	2,440	$ 66,417
Autoliv, Inc.	566	52,559
Cooper Tire & Rubber Co.	2,533	62,312
Dana Holding Corp.	6,525	132,327
Dorman Products, Inc.	1,980	98,564
Drew Industries, Inc.	1,250	67,763
Gentex Corp.	5,528	164,790
Lear Corp.	2,025	167,893
Stoneridge, Inc. (a)	5,975	77,137
Tenneco, Inc. (a)	1,960	112,504
TRW Automotive Holdings Corp. (a)	1,063	82,489
Visteon Corp. (a)	3,150	247,716
		1,332,471
Distributors - 0.2%
Pool Corp.	1,739	97,454
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.	1,580	55,063
Capella Education Co.	800	52,576
Grand Canyon Education, Inc. (a)	2,220	101,099
Kroton Educacional SA	3,600	60,533
LifeLock, Inc. (a)	7,199	123,967
		393,238
Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings, Inc. Class A	3,290	40,138
BJ's Restaurants, Inc. (a)	1,170	34,679
Choice Hotels International, Inc.	1,310	61,190
Chuys Holdings, Inc. (a)	120	4,181
Diamond Resorts International, Inc.	1,930	34,489
Domino's Pizza, Inc.	1,493	103,211
Hyatt Hotels Corp. Class A (a)	4,210	203,638
Jack in the Box, Inc. (a)	2,393	113,309
Life Time Fitness, Inc. (a)	1,426	69,175
MGM Mirage, Inc. (a)	5,500	105,545
Multimedia Games Holding Co., Inc. (a)	2,340	67,860
Norwegian Cruise Line Holdings Ltd.	990	33,759
Penn National Gaming, Inc. (a)	1,765	25,487
Pinnacle Entertainment, Inc. (a)	3,906	98,197
The Cheesecake Factory, Inc.	1,572	76,635
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Vail Resorts, Inc.	1,510	$ 114,443
Wendy's Co.	16,925	145,724
		1,331,660
Household Durables - 1.0%
Ethan Allen Interiors, Inc.	1,941	59,977
M.D.C. Holdings, Inc.	4,320	130,550
Mohawk Industries, Inc. (a)	1,135	158,923
Ryland Group, Inc.	1,500	59,280
SodaStream International Ltd. (a)	620	35,638
Whirlpool Corp.	685	104,641
		549,009
Internet & Catalog Retail - 0.9%
Blue Nile, Inc. (a)	1,875	86,363
HomeAway, Inc. (a)	4,557	166,331
MakeMyTrip Ltd. (a)	2,131	34,011
Orbitz Worldwide, Inc. (a)	10,300	71,276
Shutterfly, Inc. (a)	2,920	137,912
zulily, Inc.	240	8,398
		504,291
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc.	1,430	80,466
Brunswick Corp.	1,696	77,507
		157,973
Media - 2.1%
AMC Networks, Inc. Class A (a)	1,090	69,967
Gannett Co., Inc.	4,500	121,770
IMAX Corp. (a)	4,530	139,660
News Corp. Class A (a)	12,780	229,529
Sinclair Broadcast Group, Inc. Class A	8,443	277,099
Tribune Co. Class A (a)	3,930	292,785
		1,130,810
Specialty Retail - 3.5%
Cabela's, Inc. Class A (a)	1,110	67,988
Citi Trends, Inc. (a)	2,380	39,294
CST Brands, Inc.	3,310	108,866
DSW, Inc. Class A	4,578	205,232
Express, Inc. (a)	6,441	158,513
Foot Locker, Inc.	3,550	138,060
Francescas Holdings Corp. (a)	1,697	33,295
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Group 1 Automotive, Inc.	1,026	$ 70,230
Guess?, Inc.	3,200	109,632
Lithia Motors, Inc. Class A (sub. vtg.)	1,232	81,411
Monro Muffler Brake, Inc.	2,167	114,981
Office Depot, Inc. (a)	10,356	56,337
Penske Automotive Group, Inc.	2,950	131,039
Pier 1 Imports, Inc.	5,788	129,015
RadioShack Corp. (a)	8,000	23,280
Rent-A-Center, Inc.	923	31,437
Restoration Hardware Holdings, Inc.	780	58,890
The Pep Boys - Manny, Moe & Jack (a)	1,350	18,495
Tile Shop Holdings, Inc. (a)	1,610	26,968
Tractor Supply Co.	1,386	101,469
Vitamin Shoppe, Inc. (a)	2,474	134,264
Williams-Sonoma, Inc.	1,260	74,491
		1,913,187
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	700	9,660
Fossil Group, Inc. (a)	431	54,853
Hanesbrands, Inc.	625	43,813
Iconix Brand Group, Inc. (a)	1,503	59,639
PVH Corp.	605	81,022
Steven Madden Ltd. (a)	2,044	79,634
Vince Holding Corp.	1,090	31,904
Wolverine World Wide, Inc.	3,412	112,289
		472,814
TOTAL CONSUMER DISCRETIONARY		7,882,907
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Cott Corp.	4,261	35,731
Food & Staples Retailing - 1.5%
Brasil Pharma SA (a)	3,100	9,469
Casey's General Stores, Inc.	1,390	103,444
Fairway Group Holdings Corp.	2,520	47,855
Fresh Market, Inc. (a)	1,270	51,702
Rite Aid Corp. (a)	26,600	157,472
Safeway, Inc.	2,410	84,278
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (a)	19,025	$ 122,711
Susser Holdings Corp. (a)	4,330	277,207
		854,138
Food Products - 0.8%
B&G Foods, Inc. Class A	2,155	74,628
Grupo Lala S.A.B. de CV	8,200	18,135
Hain Celestial Group, Inc. (a)	1,580	130,650
Lancaster Colony Corp.	978	84,753
Pinnacle Foods, Inc.	1,975	54,490
TreeHouse Foods, Inc. (a)	516	36,197
Tyson Foods, Inc. Class A	1,950	61,796
		460,649
Household Products - 0.4%
Energizer Holdings, Inc.	780	86,073
Spectrum Brands Holdings, Inc.	1,898	133,961
		220,034
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)	500	19,765
Inter Parfums, Inc.	1,966	71,562
		91,327
TOTAL CONSUMER STAPLES		1,661,879
ENERGY - 7.1%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	4,633	243,510
Dresser-Rand Group, Inc. (a)	1,849	104,358
Dril-Quip, Inc. (a)	1,497	162,514
Frank's International NV	1,750	41,878
Geospace Technologies Corp. (a)	745	65,016
Hercules Offshore, Inc. (a)	14,866	94,994
Hornbeck Offshore Services, Inc. (a)	1,512	76,553
ION Geophysical Corp. (a)	7,000	27,020
Oil States International, Inc. (a)	465	47,593
Parker Drilling Co. (a)	18,200	144,326
Patterson-UTI Energy, Inc.	3,112	72,541
SEACOR Holdings, Inc.	1,891	175,958
TETRA Technologies, Inc. (a)	5,300	65,402
		1,321,663
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	2,680	$ 17,902
Antero Resources Corp.	780	42,822
Berry Petroleum Co. Class A	904	45,489
Bill Barrett Corp. (a)	3,175	85,376
Cabot Oil & Gas Corp.	2,050	70,623
Carrizo Oil & Gas, Inc. (a)	4,366	176,561
Cimarex Energy Co.	2,100	198,618
CONSOL Energy, Inc.	2,640	93,931
Energen Corp.	1,179	85,088
Goodrich Petroleum Corp. (a)	780	15,007
Gulfport Energy Corp. (a)	5,590	326,624
Navigator Holdings Ltd. (a)	1,050	22,208
Newfield Exploration Co. (a)	5,325	149,633
Oasis Petroleum, Inc. (a)	2,030	93,644
Peabody Energy Corp.	11,055	201,201
Pioneer Natural Resources Co.	1,480	263,070
Range Resources Corp.	1,560	121,134
Resolute Energy Corp. (a)	4,640	41,806
Rosetta Resources, Inc. (a)	2,264	114,490
StealthGas, Inc. (a)	1,620	19,894
Tesoro Corp.	1,550	90,877
Ultra Petroleum Corp. (a)	3,276	67,060
Whiting Petroleum Corp. (a)	3,962	239,305
		2,582,363
TOTAL ENERGY		3,904,026
FINANCIALS - 17.0%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	567	113,542
American Capital Ltd. (a)	15,380	235,314
Ares Capital Corp.	3,311	60,856
Eaton Vance Corp. (non-vtg.)	3,975	166,195
Evercore Partners, Inc. Class A	775	42,509
Greenhill & Co., Inc.	1,054	57,664
LPL Financial	2,610	111,891
New Mountain Finance Corp.	4,739	71,417
Raymond James Financial, Inc.	3,330	160,439
SEI Investments Co.	2,530	84,957
Stifel Financial Corp. (a)	2,280	102,076
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	825	$ 52,577
WisdomTree Investments, Inc. (a)	5,090	77,979
		1,337,416
Commercial Banks - 5.6%
BankUnited, Inc.	1,430	46,160
CIT Group, Inc.	5,720	288,746
City National Corp.	530	40,471
Comerica, Inc.	6,420	291,147
East West Bancorp, Inc.	5,964	204,446
First Niagara Financial Group, Inc.	5,070	56,480
First Republic Bank	820	41,902
FirstMerit Corp.	2,188	50,236
Huntington Bancshares, Inc.	33,860	310,835
Investors Bancorp, Inc.	7,983	192,151
KeyCorp	16,640	212,160
MB Financial, Inc.	3,875	126,364
National Bank Holdings Corp.	2,492	52,781
PacWest Bancorp	3,091	127,164
Prosperity Bancshares, Inc.	3,288	210,859
Regions Financial Corp.	28,550	277,792
SVB Financial Group (a)	1,400	141,736
Synovus Financial Corp.	16,546	57,746
TCF Financial Corp.	3,850	60,330
Texas Capital Bancshares, Inc. (a)	975	54,766
UMB Financial Corp.	1,328	85,151
Umpqua Holdings Corp.	9,096	167,457
		3,096,880
Consumer Finance - 0.6%
Discover Financial Services	2,790	148,707
Portfolio Recovery Associates, Inc. (a)	2,565	149,796
		298,503
Diversified Financial Services - 0.7%
ING U.S., Inc.	6,400	223,616
Leucadia National Corp.	3,630	104,036
MarketAxess Holdings, Inc.	930	65,444
		393,096
Insurance - 3.3%
Allied World Assurance Co. Holdings Ltd.	1,680	189,252
American Equity Investment Life Holding Co.	3,421	81,112
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amtrust Financial Services, Inc.	3,079	$ 128,733
Brown & Brown, Inc.	1,999	63,208
CNO Financial Group, Inc.	9,490	160,571
Everest Re Group Ltd.	905	141,931
HCC Insurance Holdings, Inc.	3,200	147,136
Lincoln National Corp.	3,775	193,771
Platinum Underwriters Holdings Ltd.	1,130	71,642
Protective Life Corp.	1,532	73,505
Reinsurance Group of America, Inc.	1,405	105,347
Unum Group	1,625	54,551
Validus Holdings Ltd.	3,675	147,184
White Mountains Insurance Group Ltd.	410	247,160
		1,805,103
Real Estate Investment Trusts - 3.4%
BioMed Realty Trust, Inc.	8,975	166,756
Brandywine Realty Trust (SBI)	12,300	163,344
Campus Crest Communities, Inc.	6,572	65,391
CBL & Associates Properties, Inc.	9,075	163,895
Chesapeake Lodging Trust	3,214	76,718
Corporate Office Properties Trust (SBI)	405	9,003
Corrections Corp. of America	2,868	95,648
Cousins Properties, Inc.	5,031	53,882
DuPont Fabros Technology, Inc.	4,325	101,508
Glimcher Realty Trust	6,644	64,513
Kilroy Realty Corp.	2,625	132,169
Kite Realty Group Trust	10,267	67,249
Liberty Property Trust (SBI)	4,950	160,331
Medical Properties Trust, Inc.	5,368	70,911
Mid-America Apartment Communities, Inc.	70	4,217
NorthStar Realty Finance Corp.	9,600	94,848
Plum Creek Timber Co., Inc.	3,550	155,277
Post Properties, Inc.	1,588	68,062
Ryman Hospitality Properties, Inc.	3,980	166,643
		1,880,365
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	4,450	168,166
CBRE Group, Inc. (a)	3,550	86,052
		254,218
Thrifts & Mortgage Finance - 0.5%
Nationstar Mortgage Holdings, Inc. (a)	3,250	128,798
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northfield Bancorp, Inc.	4,480	$ 58,240
Walker & Dunlop, Inc. (a)	4,000	64,880
		251,918
TOTAL FINANCIALS		9,317,499
HEALTH CARE - 11.0%
Biotechnology - 1.9%
Acorda Therapeutics, Inc. (a)	1,440	50,126
Aegerion Pharmaceuticals, Inc. (a)	840	59,581
BioMarin Pharmaceutical, Inc. (a)	1,116	78,544
Cepheid, Inc. (a)	1,410	64,042
Cubist Pharmaceuticals, Inc.	1,540	105,505
Incyte Corp. (a)	3,108	144,833
KYTHERA Biopharmaceuticals, Inc. (a)	780	30,404
Ligand Pharmaceuticals, Inc. Class B (a)	2,330	129,734
Myriad Genetics, Inc. (a)	4,000	119,000
NPS Pharmaceuticals, Inc. (a)	2,600	68,666
Seattle Genetics, Inc. (a)	1,809	74,332
United Therapeutics Corp. (a)	1,133	104,587
		1,029,354
Health Care Equipment & Supplies - 3.4%
Accuray, Inc. (a)	2,700	21,546
Alere, Inc. (a)	3,185	104,213
Align Technology, Inc. (a)	420	22,949
Analogic Corp.	1,373	132,659
Cardiovascular Systems, Inc. (a)	1,850	61,420
Cyberonics, Inc. (a)	1,640	112,701
Endologix, Inc. (a)	3,290	58,792
Genmark Diagnostics, Inc. (a)	1,850	22,015
Given Imaging Ltd. (a)	1,240	29,016
Globus Medical, Inc. (a)	10,611	204,368
Hill-Rom Holdings, Inc.	1,318	54,578
Hologic, Inc. (a)	4,920	110,159
Insulet Corp. (a)	1,917	70,967
Masimo Corp.	2,136	61,154
Meridian Bioscience, Inc.	1,693	41,614
Novadaq Technologies, Inc. (a)	610	10,157
NuVasive, Inc. (a)	4,979	165,552
NxStage Medical, Inc. (a)	1,840	18,786
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	521	$ 11,269
Sirona Dental Systems, Inc. (a)	1,872	128,756
Steris Corp.	1,750	80,745
Symmetry Medical, Inc. (a)	2,100	20,601
TearLab Corp. (a)	2,670	25,018
The Cooper Companies, Inc.	460	60,600
Thoratec Corp. (a)	1,679	66,102
Uroplasty, Inc. (a)	2,850	8,778
West Pharmaceutical Services, Inc.	3,472	173,322
		1,877,837
Health Care Providers & Services - 3.2%
Air Methods Corp.	1,810	101,288
Brookdale Senior Living, Inc. (a)	2,180	63,569
Capital Senior Living Corp. (a)	120	2,680
Centene Corp. (a)	5,048	301,517
Chemed Corp.	1,566	122,038
ExamWorks Group, Inc. (a)	2,820	83,218
Health Management Associates, Inc. Class A (a)	5,126	67,099
HealthSouth Corp.	6,418	229,700
Healthways, Inc. (a)	3,546	49,679
MEDNAX, Inc. (a)	1,708	189,246
Omnicare, Inc.	2,275	130,312
Owens & Minor, Inc.	1,150	43,896
Premier, Inc.	1,600	52,656
Universal American Spin Corp.	13,036	100,768
Universal Health Services, Inc. Class B	1,375	113,341
VCA Antech, Inc. (a)	2,753	82,452
		1,733,459
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	3,810	56,921
HMS Holdings Corp. (a)	1,594	36,519
MedAssets, Inc. (a)	4,132	89,003
Veeva Systems, Inc. Class A	20	810
		183,253
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a)	10,950	92,966
Cambrex Corp. (a)	980	19,110
Charles River Laboratories International, Inc. (a)	2,385	124,425
ICON PLC (a)	1,281	48,857
PAREXEL International Corp. (a)	1,643	67,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PerkinElmer, Inc.	1,741	$ 66,228
Techne Corp.	1,432	122,493
Waters Corp. (a)	753	74,946
		616,749
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	2,067	241,674
Questcor Pharmaceuticals, Inc.	1,187	68,858
Salix Pharmaceuticals Ltd. (a)	3,000	254,430
		564,962
TOTAL HEALTH CARE		6,005,614
INDUSTRIALS - 15.8%
Aerospace & Defense - 1.8%
AeroVironment, Inc. (a)	1,550	46,764
Alliant Techsystems, Inc.	650	78,800
HEICO Corp. Class A	2,667	110,547
Hexcel Corp. (a)	4,530	199,003
Spirit AeroSystems Holdings, Inc. Class A (a)	2,620	85,517
Teledyne Technologies, Inc. (a)	3,144	291,543
Textron, Inc.	2,840	94,373
TransDigm Group, Inc.	435	68,086
		974,633
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	1,490	57,216
Echo Global Logistics, Inc. (a)	1,596	32,846
Forward Air Corp.	1,578	68,170
Hub Group, Inc. Class A (a)	1,826	68,712
		226,944
Airlines - 0.3%
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR	3,660	51,752
JetBlue Airways Corp. (a)	6,125	54,451
U.S. Airways Group, Inc. (a)	3,125	73,375
		179,578
Building Products - 0.8%
A.O. Smith Corp.	4,362	236,202
Owens Corning (a)	5,790	226,736
		462,938
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	3,675	$ 102,202
Clean Harbors, Inc. (a)	2,230	117,677
Copart, Inc. (a)	930	32,020
Covanta Holding Corp.	3,100	55,490
Healthcare Services Group, Inc.	2,060	59,719
Mix Telematics Ltd. sponsored ADR	1,900	24,567
Performant Financial Corp. (a)	2,210	23,183
Pitney Bowes, Inc.	4,105	95,113
Steelcase, Inc. Class A	4,783	78,106
Team, Inc. (a)	910	37,237
Tetra Tech, Inc. (a)	6,398	182,919
		808,233
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	1,885	57,172
KBR, Inc.	1,770	59,879
MasTec, Inc. (a)	2,291	72,510
		189,561
Electrical Equipment - 1.9%
Acuity Brands, Inc.	949	97,301
AZZ, Inc.	1,596	78,012
Encore Wire Corp.	3,890	195,356
Generac Holdings, Inc.	5,808	309,334
GrafTech International Ltd. (a)	8,370	96,422
II-VI, Inc. (a)	1,130	18,476
Polypore International, Inc. (a)	2,060	78,239
Regal-Beloit Corp.	1,581	116,330
Sensata Technologies Holding BV (a)	1,290	50,284
		1,039,754
Machinery - 4.5%
Actuant Corp. Class A	2,205	86,171
AGCO Corp.	2,132	124,253
Chart Industries, Inc. (a)	534	51,958
Crane Co.	1,202	74,897
ESCO Technologies, Inc.	1,180	40,191
Flowserve Corp.	804	57,390
IDEX Corp.	1,730	123,401
ITT Corp.	4,045	165,117
Joy Global, Inc.	1,540	87,102
Kennametal, Inc.	1,150	54,602
Lincoln Electric Holdings, Inc.	1,508	107,792
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lindsay Corp.	863	$ 65,925
Manitowoc Co., Inc.	1,950	40,151
Meritor, Inc. (a)	3,150	25,106
Middleby Corp. (a)	622	137,362
Nordson Corp.	420	30,290
Oshkosh Truck Corp.	6,070	295,913
SPX Corp.	1,050	99,372
Terex Corp.	1,725	62,652
TriMas Corp. (a)	2,178	79,671
Trinity Industries, Inc.	2,908	150,954
Twin Disc, Inc.	1,230	35,338
Valmont Industries, Inc.	367	53,109
WABCO Holdings, Inc. (a)	1,573	139,368
Wabtec Corp.	3,172	218,868
Woodward, Inc.	1,350	57,915
		2,464,868
Marine - 0.5%
Danaos Corp. (a)	2,300	10,235
Diana Shipping, Inc. (a)	6,490	74,311
Kirby Corp. (a)	989	93,411
Navios Maritime Holdings, Inc.	5,570	43,112
Safe Bulkers, Inc.	10,025	78,095
		299,164
Professional Services - 1.0%
Advisory Board Co. (a)	600	38,832
FTI Consulting, Inc. (a)	850	38,174
Huron Consulting Group, Inc. (a)	1,760	104,614
ICF International, Inc. (a)	1,865	67,476
Manpower, Inc.	2,900	231,797
WageWorks, Inc. (a)	690	39,537
		520,430
Road & Rail - 1.4%
AMERCO	945	218,985
Arkansas Best Corp.	4,900	159,446
Old Dominion Freight Lines, Inc. (a)	1,690	87,086
Ryder System, Inc.	780	54,475
Swift Transporation Co. (a)	11,441	264,859
		784,851
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	7,400	$ 155,622
Finning International, Inc.	1,110	25,772
MRC Global, Inc. (a)	4,025	123,125
MSC Industrial Direct Co., Inc. Class A	540	41,499
United Rentals, Inc. (a)	2,826	194,231
Watsco, Inc.	842	80,798
WESCO International, Inc. (a)	996	85,636
		706,683
TOTAL INDUSTRIALS		8,657,637
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.9%
Arris Group, Inc. (a)	9,483	194,591
Aruba Networks, Inc. (a)	8,631	153,977
Aviat Networks, Inc. (a)	3,500	8,855
Brocade Communications Systems, Inc. (a)	17,800	156,462
Ceragon Networks Ltd. (a)	2,500	6,550
Ciena Corp. (a)	1,700	37,757
Finisar Corp. (a)	7,425	153,623
Infinera Corp. (a)	5,420	50,406
NETGEAR, Inc. (a)	2,204	70,770
Riverbed Technology, Inc. (a)	3,152	54,530
Sierra Wireless, Inc. (United States) (a)	2,450	46,918
Ubiquiti Networks, Inc.	2,610	102,834
		1,037,273
Computers & Peripherals - 0.7%
Cray, Inc. (a)	2,969	70,692
Gaming & Leisure Properties (a)	1,765	81,402
NCR Corp. (a)	4,928	172,234
Quantum Corp. (a)	7,000	8,750
Stratasys Ltd. (a)	230	27,087
		360,165
Electronic Equipment & Components - 3.1%
Avnet, Inc.	1,350	53,865
Checkpoint Systems, Inc. (a)	950	13,718
Cognex Corp.	4,443	146,397
CTS Corp.	1,550	28,179
Dolby Laboratories, Inc. Class A	920	33,056
FLIR Systems, Inc.	1,380	40,945
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
InvenSense, Inc. (a)	12,740	$ 220,275
IPG Photonics Corp.	3,731	270,572
Itron, Inc. (a)	990	41,927
Littelfuse, Inc.	1,045	90,863
Mercury Systems, Inc. (a)	2,800	30,632
National Instruments Corp.	2,097	65,552
OSI Systems, Inc. (a)	1,781	136,603
Plexus Corp. (a)	1,312	52,965
SYNNEX Corp. (a)	2,575	170,362
Tech Data Corp. (a)	1,590	82,426
Trimble Navigation Ltd. (a)	4,062	129,578
Universal Display Corp. (a)	2,820	101,830
		1,709,745
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	1,090	20,427
ChannelAdvisor Corp. (a)	290	9,956
Constant Contact, Inc. (a)	3,060	83,752
CoStar Group, Inc. (a)	885	164,822
Cvent, Inc.	480	15,634
DealerTrack Holdings, Inc. (a)	1,945	81,301
Digital River, Inc. (a)	3,550	63,439
E2open, Inc. (a)	670	14,928
LogMeIn, Inc. (a)	2,280	78,660
Millennial Media, Inc. (a)	5,240	33,326
OpenTable, Inc. (a)	967	80,812
SciQuest, Inc. (a)	2,100	58,716
Shutterstock, Inc. (a)	80	5,918
ValueClick, Inc. (a)	6,448	137,987
Web.com Group, Inc. (a)	5,875	167,731
Xoom Corp.	1,230	33,991
		1,051,400
IT Services - 1.2%
Alliance Data Systems Corp. (a)	389	94,239
Convergys Corp.	1,460	29,959
CoreLogic, Inc. (a)	2,330	82,086
DST Systems, Inc.	850	75,055
EPAM Systems, Inc. (a)	270	9,577
Forrester Research, Inc.	550	21,989
Gartner, Inc. Class A (a)	630	40,730
Heartland Payment Systems, Inc.	1,210	54,341
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGATE Corp. (a)	1,046	$ 35,020
InterXion Holding N.V. (a)	3,470	78,110
Teradata Corp. (a)	1,151	52,532
Vantiv, Inc. (a)	1,050	31,815
VeriFone Systems, Inc. (a)	1,530	39,183
		644,636
Semiconductors & Semiconductor Equipment - 3.1%
Ceva, Inc. (a)	1,100	17,589
First Solar, Inc. (a)	1,100	65,802
FormFactor, Inc. (a)	4,100	22,222
Freescale Semiconductor Holdings I Ltd. (a)	2,090	30,430
Ikanos Communications, Inc. (a)	3,000	4,080
Lam Research Corp. (a)	3,300	171,963
MagnaChip Semiconductor Corp. (a)	3,127	63,478
Mellanox Technologies Ltd. (a)	1,860	72,428
Microsemi Corp. (a)	7,555	184,569
MKS Instruments, Inc.	2,929	87,196
NXP Semiconductors NV (a)	3,175	134,938
Power Integrations, Inc.	1,629	87,086
Rambus, Inc. (a)	4,600	39,514
Rubicon Technology, Inc. (a)	2,970	30,235
Semtech Corp. (a)	2,080	61,818
Silicon Laboratories, Inc. (a)	3,016	117,775
Skyworks Solutions, Inc. (a)	7,407	196,952
Spansion, Inc. Class A (a)	2,620	32,462
Teradyne, Inc. (a)	8,871	151,073
Ultratech, Inc. (a)	4,110	108,751
Veeco Instruments, Inc. (a)	970	31,253
		1,711,614
Software - 4.1%
Accelrys, Inc. (a)	3,050	29,677
ANSYS, Inc. (a)	1,154	98,863
Aspen Technology, Inc. (a)	3,619	143,059
BroadSoft, Inc. (a)	1,889	50,191
Cadence Design Systems, Inc. (a)	8,040	106,530
CommVault Systems, Inc. (a)	1,815	135,853
Comverse, Inc.	1,145	38,358
Concur Technologies, Inc. (a)	100	9,709
Covisint Corp.	250	3,173
FireEye, Inc.	222	8,518
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FleetMatics Group PLC (a)	1,280	$ 49,536
Infoblox, Inc. (a)	2,120	67,374
Informatica Corp. (a)	2,374	92,135
Interactive Intelligence Group, Inc. (a)	1,426	92,747
Linx SA	800	15,885
Manhattan Associates, Inc. (a)	1,646	197,948
Mentor Graphics Corp.	3,523	79,356
MICROS Systems, Inc. (a)	1,353	72,683
MicroStrategy, Inc. Class A (a)	429	55,483
Model N, Inc.	3,330	27,339
Nuance Communications, Inc. (a)	3,965	53,607
QLIK Technologies, Inc. (a)	6,261	157,026
Rovi Corp. (a)	3,830	70,472
SeaChange International, Inc. (a)	2,900	43,036
SolarWinds, Inc. (a)	2,618	87,546
SS&C Technologies Holdings, Inc. (a)	1,070	46,128
Synchronoss Technologies, Inc. (a)	1,583	50,229
TIBCO Software, Inc. (a)	4,251	102,747
TiVo, Inc. (a)	8,900	114,187
Ultimate Software Group, Inc. (a)	495	77,562
Verint Systems, Inc. (a)	2,200	83,424
		2,260,381
TOTAL INFORMATION TECHNOLOGY		8,775,214
MATERIALS - 6.2%
Chemicals - 2.8%
Chemtura Corp. (a)	5,572	147,101
Cytec Industries, Inc.	1,650	147,642
Ferro Corp. (a)	4,207	58,604
Huntsman Corp.	7,475	171,402
Innospec, Inc.	1,686	82,125
Intrepid Potash, Inc.	9,680	149,556
Koppers Holdings, Inc.	2,219	105,136
LSB Industries, Inc. (a)	3,497	112,184
Marrone Bio Innovations, Inc.	720	10,735
Methanex Corp.	3,414	209,682
PolyOne Corp.	2,625	85,208
Quaker Chemical Corp.	1,180	95,627
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc.	1,030	$ 70,514
Tronox Ltd. Class A	4,926	104,678
		1,550,194
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	648	62,571
Containers & Packaging - 1.4%
Avery Dennison Corp.	1,570	76,773
Berry Plastics Group, Inc. (a)	3,257	69,863
Crown Holdings, Inc. (a)	1,820	80,335
Graphic Packaging Holding Co. (a)	22,125	198,683
Myers Industries, Inc.	3,190	64,566
Owens-Illinois, Inc. (a)	2,825	93,225
Rock-Tenn Co. Class A	1,252	118,214
Sealed Air Corp.	2,270	72,890
		774,549
Metals & Mining - 1.5%
A.M. Castle & Co. (a)	1,385	19,376
Allegheny Technologies, Inc.	6,920	229,882
Carpenter Technology Corp.	1,156	69,695
Century Aluminum Co. (a)	2,930	26,370
Globe Specialty Metals, Inc.	2,950	52,510
Horsehead Holding Corp. (a)	2,400	35,928
Iluka Resources Ltd.	4,691	37,448
Molycorp, Inc. (a)	6,740	32,217
Schnitzer Steel Industries, Inc. Class A	4,010	122,846
Steel Dynamics, Inc.	10,625	193,588
Walter Energy, Inc.	1,740	24,760
		844,620
Paper & Forest Products - 0.4%
Domtar Corp.	1,075	91,923
P.H. Glatfelter Co.	3,407	95,362
		187,285
TOTAL MATERIALS		3,419,219
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	1,396	118,897
Common Stocks - continued
	Shares	Value
UTILITIES - 2.0%
Electric Utilities - 0.9%
Allete, Inc.	677	$ 33,363
Cleco Corp.	3,300	150,843
Great Plains Energy, Inc.	3,147	74,710
ITC Holdings Corp.	806	72,927
Portland General Electric Co.	2,936	87,522
UIL Holdings Corp.	1,430	53,668
		473,033
Gas Utilities - 0.4%
Atmos Energy Corp.	3,575	158,909
Southwest Gas Corp.	1,053	55,872
		214,781
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	1,350	28,904
NRG Energy, Inc.	1,613	42,680
Ormat Technologies, Inc.	1,780	44,642
		116,226
Multi-Utilities - 0.5%
Ameren Corp.	4,250	152,363
CMS Energy Corp.	5,625	149,288
		301,651
TOTAL UTILITIES		1,105,691
TOTAL COMMON STOCKS (Cost $40,843,997)		50,848,583
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $456,552)	12,790	511,600
Money Market Funds - 3.8%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $2,094,708)	2,094,708	$ 2,094,708
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $43,395,257)		53,454,891
NET OTHER ASSETS (LIABILITIES) - 2.6%		1,419,865
NET ASSETS - 100%		$ 54,874,756
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 2,345,580	$ 2,603

The face value of futures purchased as a percentage of net assets is 4.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $43,519,671. Net unrealized appreciation aggregated $9,935,220, of which $10,861,330 related to appreciated investment securities and $926,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L
Class N

November 30, 2013

1.9585983.100

AMM-L-AMM-N-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 2.4%
Allison Transmission Holdings, Inc.	2,440	$ 66,417
Autoliv, Inc.	566	52,559
Cooper Tire & Rubber Co.	2,533	62,312
Dana Holding Corp.	6,525	132,327
Dorman Products, Inc.	1,980	98,564
Drew Industries, Inc.	1,250	67,763
Gentex Corp.	5,528	164,790
Lear Corp.	2,025	167,893
Stoneridge, Inc. (a)	5,975	77,137
Tenneco, Inc. (a)	1,960	112,504
TRW Automotive Holdings Corp. (a)	1,063	82,489
Visteon Corp. (a)	3,150	247,716
		1,332,471
Distributors - 0.2%
Pool Corp.	1,739	97,454
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.	1,580	55,063
Capella Education Co.	800	52,576
Grand Canyon Education, Inc. (a)	2,220	101,099
Kroton Educacional SA	3,600	60,533
LifeLock, Inc. (a)	7,199	123,967
		393,238
Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings, Inc. Class A	3,290	40,138
BJ's Restaurants, Inc. (a)	1,170	34,679
Choice Hotels International, Inc.	1,310	61,190
Chuys Holdings, Inc. (a)	120	4,181
Diamond Resorts International, Inc.	1,930	34,489
Domino's Pizza, Inc.	1,493	103,211
Hyatt Hotels Corp. Class A (a)	4,210	203,638
Jack in the Box, Inc. (a)	2,393	113,309
Life Time Fitness, Inc. (a)	1,426	69,175
MGM Mirage, Inc. (a)	5,500	105,545
Multimedia Games Holding Co., Inc. (a)	2,340	67,860
Norwegian Cruise Line Holdings Ltd.	990	33,759
Penn National Gaming, Inc. (a)	1,765	25,487
Pinnacle Entertainment, Inc. (a)	3,906	98,197
The Cheesecake Factory, Inc.	1,572	76,635
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Vail Resorts, Inc.	1,510	$ 114,443
Wendy's Co.	16,925	145,724
		1,331,660
Household Durables - 1.0%
Ethan Allen Interiors, Inc.	1,941	59,977
M.D.C. Holdings, Inc.	4,320	130,550
Mohawk Industries, Inc. (a)	1,135	158,923
Ryland Group, Inc.	1,500	59,280
SodaStream International Ltd. (a)	620	35,638
Whirlpool Corp.	685	104,641
		549,009
Internet & Catalog Retail - 0.9%
Blue Nile, Inc. (a)	1,875	86,363
HomeAway, Inc. (a)	4,557	166,331
MakeMyTrip Ltd. (a)	2,131	34,011
Orbitz Worldwide, Inc. (a)	10,300	71,276
Shutterfly, Inc. (a)	2,920	137,912
zulily, Inc.	240	8,398
		504,291
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc.	1,430	80,466
Brunswick Corp.	1,696	77,507
		157,973
Media - 2.1%
AMC Networks, Inc. Class A (a)	1,090	69,967
Gannett Co., Inc.	4,500	121,770
IMAX Corp. (a)	4,530	139,660
News Corp. Class A (a)	12,780	229,529
Sinclair Broadcast Group, Inc. Class A	8,443	277,099
Tribune Co. Class A (a)	3,930	292,785
		1,130,810
Specialty Retail - 3.5%
Cabela's, Inc. Class A (a)	1,110	67,988
Citi Trends, Inc. (a)	2,380	39,294
CST Brands, Inc.	3,310	108,866
DSW, Inc. Class A	4,578	205,232
Express, Inc. (a)	6,441	158,513
Foot Locker, Inc.	3,550	138,060
Francescas Holdings Corp. (a)	1,697	33,295
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Group 1 Automotive, Inc.	1,026	$ 70,230
Guess?, Inc.	3,200	109,632
Lithia Motors, Inc. Class A (sub. vtg.)	1,232	81,411
Monro Muffler Brake, Inc.	2,167	114,981
Office Depot, Inc. (a)	10,356	56,337
Penske Automotive Group, Inc.	2,950	131,039
Pier 1 Imports, Inc.	5,788	129,015
RadioShack Corp. (a)	8,000	23,280
Rent-A-Center, Inc.	923	31,437
Restoration Hardware Holdings, Inc.	780	58,890
The Pep Boys - Manny, Moe & Jack (a)	1,350	18,495
Tile Shop Holdings, Inc. (a)	1,610	26,968
Tractor Supply Co.	1,386	101,469
Vitamin Shoppe, Inc. (a)	2,474	134,264
Williams-Sonoma, Inc.	1,260	74,491
		1,913,187
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	700	9,660
Fossil Group, Inc. (a)	431	54,853
Hanesbrands, Inc.	625	43,813
Iconix Brand Group, Inc. (a)	1,503	59,639
PVH Corp.	605	81,022
Steven Madden Ltd. (a)	2,044	79,634
Vince Holding Corp.	1,090	31,904
Wolverine World Wide, Inc.	3,412	112,289
		472,814
TOTAL CONSUMER DISCRETIONARY		7,882,907
CONSUMER STAPLES - 3.0%
Beverages - 0.1%
Cott Corp.	4,261	35,731
Food & Staples Retailing - 1.5%
Brasil Pharma SA (a)	3,100	9,469
Casey's General Stores, Inc.	1,390	103,444
Fairway Group Holdings Corp.	2,520	47,855
Fresh Market, Inc. (a)	1,270	51,702
Rite Aid Corp. (a)	26,600	157,472
Safeway, Inc.	2,410	84,278
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc. (a)	19,025	$ 122,711
Susser Holdings Corp. (a)	4,330	277,207
		854,138
Food Products - 0.8%
B&G Foods, Inc. Class A	2,155	74,628
Grupo Lala S.A.B. de CV	8,200	18,135
Hain Celestial Group, Inc. (a)	1,580	130,650
Lancaster Colony Corp.	978	84,753
Pinnacle Foods, Inc.	1,975	54,490
TreeHouse Foods, Inc. (a)	516	36,197
Tyson Foods, Inc. Class A	1,950	61,796
		460,649
Household Products - 0.4%
Energizer Holdings, Inc.	780	86,073
Spectrum Brands Holdings, Inc.	1,898	133,961
		220,034
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)	500	19,765
Inter Parfums, Inc.	1,966	71,562
		91,327
TOTAL CONSUMER STAPLES		1,661,879
ENERGY - 7.1%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)	4,633	243,510
Dresser-Rand Group, Inc. (a)	1,849	104,358
Dril-Quip, Inc. (a)	1,497	162,514
Frank's International NV	1,750	41,878
Geospace Technologies Corp. (a)	745	65,016
Hercules Offshore, Inc. (a)	14,866	94,994
Hornbeck Offshore Services, Inc. (a)	1,512	76,553
ION Geophysical Corp. (a)	7,000	27,020
Oil States International, Inc. (a)	465	47,593
Parker Drilling Co. (a)	18,200	144,326
Patterson-UTI Energy, Inc.	3,112	72,541
SEACOR Holdings, Inc.	1,891	175,958
TETRA Technologies, Inc. (a)	5,300	65,402
		1,321,663
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	2,680	$ 17,902
Antero Resources Corp.	780	42,822
Berry Petroleum Co. Class A	904	45,489
Bill Barrett Corp. (a)	3,175	85,376
Cabot Oil & Gas Corp.	2,050	70,623
Carrizo Oil & Gas, Inc. (a)	4,366	176,561
Cimarex Energy Co.	2,100	198,618
CONSOL Energy, Inc.	2,640	93,931
Energen Corp.	1,179	85,088
Goodrich Petroleum Corp. (a)	780	15,007
Gulfport Energy Corp. (a)	5,590	326,624
Navigator Holdings Ltd. (a)	1,050	22,208
Newfield Exploration Co. (a)	5,325	149,633
Oasis Petroleum, Inc. (a)	2,030	93,644
Peabody Energy Corp.	11,055	201,201
Pioneer Natural Resources Co.	1,480	263,070
Range Resources Corp.	1,560	121,134
Resolute Energy Corp. (a)	4,640	41,806
Rosetta Resources, Inc. (a)	2,264	114,490
StealthGas, Inc. (a)	1,620	19,894
Tesoro Corp.	1,550	90,877
Ultra Petroleum Corp. (a)	3,276	67,060
Whiting Petroleum Corp. (a)	3,962	239,305
		2,582,363
TOTAL ENERGY		3,904,026
FINANCIALS - 17.0%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	567	113,542
American Capital Ltd. (a)	15,380	235,314
Ares Capital Corp.	3,311	60,856
Eaton Vance Corp. (non-vtg.)	3,975	166,195
Evercore Partners, Inc. Class A	775	42,509
Greenhill & Co., Inc.	1,054	57,664
LPL Financial	2,610	111,891
New Mountain Finance Corp.	4,739	71,417
Raymond James Financial, Inc.	3,330	160,439
SEI Investments Co.	2,530	84,957
Stifel Financial Corp. (a)	2,280	102,076
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Waddell & Reed Financial, Inc. Class A	825	$ 52,577
WisdomTree Investments, Inc. (a)	5,090	77,979
		1,337,416
Commercial Banks - 5.6%
BankUnited, Inc.	1,430	46,160
CIT Group, Inc.	5,720	288,746
City National Corp.	530	40,471
Comerica, Inc.	6,420	291,147
East West Bancorp, Inc.	5,964	204,446
First Niagara Financial Group, Inc.	5,070	56,480
First Republic Bank	820	41,902
FirstMerit Corp.	2,188	50,236
Huntington Bancshares, Inc.	33,860	310,835
Investors Bancorp, Inc.	7,983	192,151
KeyCorp	16,640	212,160
MB Financial, Inc.	3,875	126,364
National Bank Holdings Corp.	2,492	52,781
PacWest Bancorp	3,091	127,164
Prosperity Bancshares, Inc.	3,288	210,859
Regions Financial Corp.	28,550	277,792
SVB Financial Group (a)	1,400	141,736
Synovus Financial Corp.	16,546	57,746
TCF Financial Corp.	3,850	60,330
Texas Capital Bancshares, Inc. (a)	975	54,766
UMB Financial Corp.	1,328	85,151
Umpqua Holdings Corp.	9,096	167,457
		3,096,880
Consumer Finance - 0.6%
Discover Financial Services	2,790	148,707
Portfolio Recovery Associates, Inc. (a)	2,565	149,796
		298,503
Diversified Financial Services - 0.7%
ING U.S., Inc.	6,400	223,616
Leucadia National Corp.	3,630	104,036
MarketAxess Holdings, Inc.	930	65,444
		393,096
Insurance - 3.3%
Allied World Assurance Co. Holdings Ltd.	1,680	189,252
American Equity Investment Life Holding Co.	3,421	81,112
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Amtrust Financial Services, Inc.	3,079	$ 128,733
Brown & Brown, Inc.	1,999	63,208
CNO Financial Group, Inc.	9,490	160,571
Everest Re Group Ltd.	905	141,931
HCC Insurance Holdings, Inc.	3,200	147,136
Lincoln National Corp.	3,775	193,771
Platinum Underwriters Holdings Ltd.	1,130	71,642
Protective Life Corp.	1,532	73,505
Reinsurance Group of America, Inc.	1,405	105,347
Unum Group	1,625	54,551
Validus Holdings Ltd.	3,675	147,184
White Mountains Insurance Group Ltd.	410	247,160
		1,805,103
Real Estate Investment Trusts - 3.4%
BioMed Realty Trust, Inc.	8,975	166,756
Brandywine Realty Trust (SBI)	12,300	163,344
Campus Crest Communities, Inc.	6,572	65,391
CBL & Associates Properties, Inc.	9,075	163,895
Chesapeake Lodging Trust	3,214	76,718
Corporate Office Properties Trust (SBI)	405	9,003
Corrections Corp. of America	2,868	95,648
Cousins Properties, Inc.	5,031	53,882
DuPont Fabros Technology, Inc.	4,325	101,508
Glimcher Realty Trust	6,644	64,513
Kilroy Realty Corp.	2,625	132,169
Kite Realty Group Trust	10,267	67,249
Liberty Property Trust (SBI)	4,950	160,331
Medical Properties Trust, Inc.	5,368	70,911
Mid-America Apartment Communities, Inc.	70	4,217
NorthStar Realty Finance Corp.	9,600	94,848
Plum Creek Timber Co., Inc.	3,550	155,277
Post Properties, Inc.	1,588	68,062
Ryman Hospitality Properties, Inc.	3,980	166,643
		1,880,365
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	4,450	168,166
CBRE Group, Inc. (a)	3,550	86,052
		254,218
Thrifts & Mortgage Finance - 0.5%
Nationstar Mortgage Holdings, Inc. (a)	3,250	128,798
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Northfield Bancorp, Inc.	4,480	$ 58,240
Walker & Dunlop, Inc. (a)	4,000	64,880
		251,918
TOTAL FINANCIALS		9,317,499
HEALTH CARE - 11.0%
Biotechnology - 1.9%
Acorda Therapeutics, Inc. (a)	1,440	50,126
Aegerion Pharmaceuticals, Inc. (a)	840	59,581
BioMarin Pharmaceutical, Inc. (a)	1,116	78,544
Cepheid, Inc. (a)	1,410	64,042
Cubist Pharmaceuticals, Inc.	1,540	105,505
Incyte Corp. (a)	3,108	144,833
KYTHERA Biopharmaceuticals, Inc. (a)	780	30,404
Ligand Pharmaceuticals, Inc. Class B (a)	2,330	129,734
Myriad Genetics, Inc. (a)	4,000	119,000
NPS Pharmaceuticals, Inc. (a)	2,600	68,666
Seattle Genetics, Inc. (a)	1,809	74,332
United Therapeutics Corp. (a)	1,133	104,587
		1,029,354
Health Care Equipment & Supplies - 3.4%
Accuray, Inc. (a)	2,700	21,546
Alere, Inc. (a)	3,185	104,213
Align Technology, Inc. (a)	420	22,949
Analogic Corp.	1,373	132,659
Cardiovascular Systems, Inc. (a)	1,850	61,420
Cyberonics, Inc. (a)	1,640	112,701
Endologix, Inc. (a)	3,290	58,792
Genmark Diagnostics, Inc. (a)	1,850	22,015
Given Imaging Ltd. (a)	1,240	29,016
Globus Medical, Inc. (a)	10,611	204,368
Hill-Rom Holdings, Inc.	1,318	54,578
Hologic, Inc. (a)	4,920	110,159
Insulet Corp. (a)	1,917	70,967
Masimo Corp.	2,136	61,154
Meridian Bioscience, Inc.	1,693	41,614
Novadaq Technologies, Inc. (a)	610	10,157
NuVasive, Inc. (a)	4,979	165,552
NxStage Medical, Inc. (a)	1,840	18,786
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	521	$ 11,269
Sirona Dental Systems, Inc. (a)	1,872	128,756
Steris Corp.	1,750	80,745
Symmetry Medical, Inc. (a)	2,100	20,601
TearLab Corp. (a)	2,670	25,018
The Cooper Companies, Inc.	460	60,600
Thoratec Corp. (a)	1,679	66,102
Uroplasty, Inc. (a)	2,850	8,778
West Pharmaceutical Services, Inc.	3,472	173,322
		1,877,837
Health Care Providers & Services - 3.2%
Air Methods Corp.	1,810	101,288
Brookdale Senior Living, Inc. (a)	2,180	63,569
Capital Senior Living Corp. (a)	120	2,680
Centene Corp. (a)	5,048	301,517
Chemed Corp.	1,566	122,038
ExamWorks Group, Inc. (a)	2,820	83,218
Health Management Associates, Inc. Class A (a)	5,126	67,099
HealthSouth Corp.	6,418	229,700
Healthways, Inc. (a)	3,546	49,679
MEDNAX, Inc. (a)	1,708	189,246
Omnicare, Inc.	2,275	130,312
Owens & Minor, Inc.	1,150	43,896
Premier, Inc.	1,600	52,656
Universal American Spin Corp.	13,036	100,768
Universal Health Services, Inc. Class B	1,375	113,341
VCA Antech, Inc. (a)	2,753	82,452
		1,733,459
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	3,810	56,921
HMS Holdings Corp. (a)	1,594	36,519
MedAssets, Inc. (a)	4,132	89,003
Veeva Systems, Inc. Class A	20	810
		183,253
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a)	10,950	92,966
Cambrex Corp. (a)	980	19,110
Charles River Laboratories International, Inc. (a)	2,385	124,425
ICON PLC (a)	1,281	48,857
PAREXEL International Corp. (a)	1,643	67,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PerkinElmer, Inc.	1,741	$ 66,228
Techne Corp.	1,432	122,493
Waters Corp. (a)	753	74,946
		616,749
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	2,067	241,674
Questcor Pharmaceuticals, Inc.	1,187	68,858
Salix Pharmaceuticals Ltd. (a)	3,000	254,430
		564,962
TOTAL HEALTH CARE		6,005,614
INDUSTRIALS - 15.8%
Aerospace & Defense - 1.8%
AeroVironment, Inc. (a)	1,550	46,764
Alliant Techsystems, Inc.	650	78,800
HEICO Corp. Class A	2,667	110,547
Hexcel Corp. (a)	4,530	199,003
Spirit AeroSystems Holdings, Inc. Class A (a)	2,620	85,517
Teledyne Technologies, Inc. (a)	3,144	291,543
Textron, Inc.	2,840	94,373
TransDigm Group, Inc.	435	68,086
		974,633
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	1,490	57,216
Echo Global Logistics, Inc. (a)	1,596	32,846
Forward Air Corp.	1,578	68,170
Hub Group, Inc. Class A (a)	1,826	68,712
		226,944
Airlines - 0.3%
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR	3,660	51,752
JetBlue Airways Corp. (a)	6,125	54,451
U.S. Airways Group, Inc. (a)	3,125	73,375
		179,578
Building Products - 0.8%
A.O. Smith Corp.	4,362	236,202
Owens Corning (a)	5,790	226,736
		462,938
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	3,675	$ 102,202
Clean Harbors, Inc. (a)	2,230	117,677
Copart, Inc. (a)	930	32,020
Covanta Holding Corp.	3,100	55,490
Healthcare Services Group, Inc.	2,060	59,719
Mix Telematics Ltd. sponsored ADR	1,900	24,567
Performant Financial Corp. (a)	2,210	23,183
Pitney Bowes, Inc.	4,105	95,113
Steelcase, Inc. Class A	4,783	78,106
Team, Inc. (a)	910	37,237
Tetra Tech, Inc. (a)	6,398	182,919
		808,233
Construction & Engineering - 0.4%
Foster Wheeler AG (a)	1,885	57,172
KBR, Inc.	1,770	59,879
MasTec, Inc. (a)	2,291	72,510
		189,561
Electrical Equipment - 1.9%
Acuity Brands, Inc.	949	97,301
AZZ, Inc.	1,596	78,012
Encore Wire Corp.	3,890	195,356
Generac Holdings, Inc.	5,808	309,334
GrafTech International Ltd. (a)	8,370	96,422
II-VI, Inc. (a)	1,130	18,476
Polypore International, Inc. (a)	2,060	78,239
Regal-Beloit Corp.	1,581	116,330
Sensata Technologies Holding BV (a)	1,290	50,284
		1,039,754
Machinery - 4.5%
Actuant Corp. Class A	2,205	86,171
AGCO Corp.	2,132	124,253
Chart Industries, Inc. (a)	534	51,958
Crane Co.	1,202	74,897
ESCO Technologies, Inc.	1,180	40,191
Flowserve Corp.	804	57,390
IDEX Corp.	1,730	123,401
ITT Corp.	4,045	165,117
Joy Global, Inc.	1,540	87,102
Kennametal, Inc.	1,150	54,602
Lincoln Electric Holdings, Inc.	1,508	107,792
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lindsay Corp.	863	$ 65,925
Manitowoc Co., Inc.	1,950	40,151
Meritor, Inc. (a)	3,150	25,106
Middleby Corp. (a)	622	137,362
Nordson Corp.	420	30,290
Oshkosh Truck Corp.	6,070	295,913
SPX Corp.	1,050	99,372
Terex Corp.	1,725	62,652
TriMas Corp. (a)	2,178	79,671
Trinity Industries, Inc.	2,908	150,954
Twin Disc, Inc.	1,230	35,338
Valmont Industries, Inc.	367	53,109
WABCO Holdings, Inc. (a)	1,573	139,368
Wabtec Corp.	3,172	218,868
Woodward, Inc.	1,350	57,915
		2,464,868
Marine - 0.5%
Danaos Corp. (a)	2,300	10,235
Diana Shipping, Inc. (a)	6,490	74,311
Kirby Corp. (a)	989	93,411
Navios Maritime Holdings, Inc.	5,570	43,112
Safe Bulkers, Inc.	10,025	78,095
		299,164
Professional Services - 1.0%
Advisory Board Co. (a)	600	38,832
FTI Consulting, Inc. (a)	850	38,174
Huron Consulting Group, Inc. (a)	1,760	104,614
ICF International, Inc. (a)	1,865	67,476
Manpower, Inc.	2,900	231,797
WageWorks, Inc. (a)	690	39,537
		520,430
Road & Rail - 1.4%
AMERCO	945	218,985
Arkansas Best Corp.	4,900	159,446
Old Dominion Freight Lines, Inc. (a)	1,690	87,086
Ryder System, Inc.	780	54,475
Swift Transporation Co. (a)	11,441	264,859
		784,851
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	7,400	$ 155,622
Finning International, Inc.	1,110	25,772
MRC Global, Inc. (a)	4,025	123,125
MSC Industrial Direct Co., Inc. Class A	540	41,499
United Rentals, Inc. (a)	2,826	194,231
Watsco, Inc.	842	80,798
WESCO International, Inc. (a)	996	85,636
		706,683
TOTAL INDUSTRIALS		8,657,637
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.9%
Arris Group, Inc. (a)	9,483	194,591
Aruba Networks, Inc. (a)	8,631	153,977
Aviat Networks, Inc. (a)	3,500	8,855
Brocade Communications Systems, Inc. (a)	17,800	156,462
Ceragon Networks Ltd. (a)	2,500	6,550
Ciena Corp. (a)	1,700	37,757
Finisar Corp. (a)	7,425	153,623
Infinera Corp. (a)	5,420	50,406
NETGEAR, Inc. (a)	2,204	70,770
Riverbed Technology, Inc. (a)	3,152	54,530
Sierra Wireless, Inc. (United States) (a)	2,450	46,918
Ubiquiti Networks, Inc.	2,610	102,834
		1,037,273
Computers & Peripherals - 0.7%
Cray, Inc. (a)	2,969	70,692
Gaming & Leisure Properties (a)	1,765	81,402
NCR Corp. (a)	4,928	172,234
Quantum Corp. (a)	7,000	8,750
Stratasys Ltd. (a)	230	27,087
		360,165
Electronic Equipment & Components - 3.1%
Avnet, Inc.	1,350	53,865
Checkpoint Systems, Inc. (a)	950	13,718
Cognex Corp.	4,443	146,397
CTS Corp.	1,550	28,179
Dolby Laboratories, Inc. Class A	920	33,056
FLIR Systems, Inc.	1,380	40,945
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
InvenSense, Inc. (a)	12,740	$ 220,275
IPG Photonics Corp.	3,731	270,572
Itron, Inc. (a)	990	41,927
Littelfuse, Inc.	1,045	90,863
Mercury Systems, Inc. (a)	2,800	30,632
National Instruments Corp.	2,097	65,552
OSI Systems, Inc. (a)	1,781	136,603
Plexus Corp. (a)	1,312	52,965
SYNNEX Corp. (a)	2,575	170,362
Tech Data Corp. (a)	1,590	82,426
Trimble Navigation Ltd. (a)	4,062	129,578
Universal Display Corp. (a)	2,820	101,830
		1,709,745
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	1,090	20,427
ChannelAdvisor Corp. (a)	290	9,956
Constant Contact, Inc. (a)	3,060	83,752
CoStar Group, Inc. (a)	885	164,822
Cvent, Inc.	480	15,634
DealerTrack Holdings, Inc. (a)	1,945	81,301
Digital River, Inc. (a)	3,550	63,439
E2open, Inc. (a)	670	14,928
LogMeIn, Inc. (a)	2,280	78,660
Millennial Media, Inc. (a)	5,240	33,326
OpenTable, Inc. (a)	967	80,812
SciQuest, Inc. (a)	2,100	58,716
Shutterstock, Inc. (a)	80	5,918
ValueClick, Inc. (a)	6,448	137,987
Web.com Group, Inc. (a)	5,875	167,731
Xoom Corp.	1,230	33,991
		1,051,400
IT Services - 1.2%
Alliance Data Systems Corp. (a)	389	94,239
Convergys Corp.	1,460	29,959
CoreLogic, Inc. (a)	2,330	82,086
DST Systems, Inc.	850	75,055
EPAM Systems, Inc. (a)	270	9,577
Forrester Research, Inc.	550	21,989
Gartner, Inc. Class A (a)	630	40,730
Heartland Payment Systems, Inc.	1,210	54,341
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
iGATE Corp. (a)	1,046	$ 35,020
InterXion Holding N.V. (a)	3,470	78,110
Teradata Corp. (a)	1,151	52,532
Vantiv, Inc. (a)	1,050	31,815
VeriFone Systems, Inc. (a)	1,530	39,183
		644,636
Semiconductors & Semiconductor Equipment - 3.1%
Ceva, Inc. (a)	1,100	17,589
First Solar, Inc. (a)	1,100	65,802
FormFactor, Inc. (a)	4,100	22,222
Freescale Semiconductor Holdings I Ltd. (a)	2,090	30,430
Ikanos Communications, Inc. (a)	3,000	4,080
Lam Research Corp. (a)	3,300	171,963
MagnaChip Semiconductor Corp. (a)	3,127	63,478
Mellanox Technologies Ltd. (a)	1,860	72,428
Microsemi Corp. (a)	7,555	184,569
MKS Instruments, Inc.	2,929	87,196
NXP Semiconductors NV (a)	3,175	134,938
Power Integrations, Inc.	1,629	87,086
Rambus, Inc. (a)	4,600	39,514
Rubicon Technology, Inc. (a)	2,970	30,235
Semtech Corp. (a)	2,080	61,818
Silicon Laboratories, Inc. (a)	3,016	117,775
Skyworks Solutions, Inc. (a)	7,407	196,952
Spansion, Inc. Class A (a)	2,620	32,462
Teradyne, Inc. (a)	8,871	151,073
Ultratech, Inc. (a)	4,110	108,751
Veeco Instruments, Inc. (a)	970	31,253
		1,711,614
Software - 4.1%
Accelrys, Inc. (a)	3,050	29,677
ANSYS, Inc. (a)	1,154	98,863
Aspen Technology, Inc. (a)	3,619	143,059
BroadSoft, Inc. (a)	1,889	50,191
Cadence Design Systems, Inc. (a)	8,040	106,530
CommVault Systems, Inc. (a)	1,815	135,853
Comverse, Inc.	1,145	38,358
Concur Technologies, Inc. (a)	100	9,709
Covisint Corp.	250	3,173
FireEye, Inc.	222	8,518
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FleetMatics Group PLC (a)	1,280	$ 49,536
Infoblox, Inc. (a)	2,120	67,374
Informatica Corp. (a)	2,374	92,135
Interactive Intelligence Group, Inc. (a)	1,426	92,747
Linx SA	800	15,885
Manhattan Associates, Inc. (a)	1,646	197,948
Mentor Graphics Corp.	3,523	79,356
MICROS Systems, Inc. (a)	1,353	72,683
MicroStrategy, Inc. Class A (a)	429	55,483
Model N, Inc.	3,330	27,339
Nuance Communications, Inc. (a)	3,965	53,607
QLIK Technologies, Inc. (a)	6,261	157,026
Rovi Corp. (a)	3,830	70,472
SeaChange International, Inc. (a)	2,900	43,036
SolarWinds, Inc. (a)	2,618	87,546
SS&C Technologies Holdings, Inc. (a)	1,070	46,128
Synchronoss Technologies, Inc. (a)	1,583	50,229
TIBCO Software, Inc. (a)	4,251	102,747
TiVo, Inc. (a)	8,900	114,187
Ultimate Software Group, Inc. (a)	495	77,562
Verint Systems, Inc. (a)	2,200	83,424
		2,260,381
TOTAL INFORMATION TECHNOLOGY		8,775,214
MATERIALS - 6.2%
Chemicals - 2.8%
Chemtura Corp. (a)	5,572	147,101
Cytec Industries, Inc.	1,650	147,642
Ferro Corp. (a)	4,207	58,604
Huntsman Corp.	7,475	171,402
Innospec, Inc.	1,686	82,125
Intrepid Potash, Inc.	9,680	149,556
Koppers Holdings, Inc.	2,219	105,136
LSB Industries, Inc. (a)	3,497	112,184
Marrone Bio Innovations, Inc.	720	10,735
Methanex Corp.	3,414	209,682
PolyOne Corp.	2,625	85,208
Quaker Chemical Corp.	1,180	95,627
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc.	1,030	$ 70,514
Tronox Ltd. Class A	4,926	104,678
		1,550,194
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	648	62,571
Containers & Packaging - 1.4%
Avery Dennison Corp.	1,570	76,773
Berry Plastics Group, Inc. (a)	3,257	69,863
Crown Holdings, Inc. (a)	1,820	80,335
Graphic Packaging Holding Co. (a)	22,125	198,683
Myers Industries, Inc.	3,190	64,566
Owens-Illinois, Inc. (a)	2,825	93,225
Rock-Tenn Co. Class A	1,252	118,214
Sealed Air Corp.	2,270	72,890
		774,549
Metals & Mining - 1.5%
A.M. Castle & Co. (a)	1,385	19,376
Allegheny Technologies, Inc.	6,920	229,882
Carpenter Technology Corp.	1,156	69,695
Century Aluminum Co. (a)	2,930	26,370
Globe Specialty Metals, Inc.	2,950	52,510
Horsehead Holding Corp. (a)	2,400	35,928
Iluka Resources Ltd.	4,691	37,448
Molycorp, Inc. (a)	6,740	32,217
Schnitzer Steel Industries, Inc. Class A	4,010	122,846
Steel Dynamics, Inc.	10,625	193,588
Walter Energy, Inc.	1,740	24,760
		844,620
Paper & Forest Products - 0.4%
Domtar Corp.	1,075	91,923
P.H. Glatfelter Co.	3,407	95,362
		187,285
TOTAL MATERIALS		3,419,219
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	1,396	118,897
Common Stocks - continued
	Shares	Value
UTILITIES - 2.0%
Electric Utilities - 0.9%
Allete, Inc.	677	$ 33,363
Cleco Corp.	3,300	150,843
Great Plains Energy, Inc.	3,147	74,710
ITC Holdings Corp.	806	72,927
Portland General Electric Co.	2,936	87,522
UIL Holdings Corp.	1,430	53,668
		473,033
Gas Utilities - 0.4%
Atmos Energy Corp.	3,575	158,909
Southwest Gas Corp.	1,053	55,872
		214,781
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	1,350	28,904
NRG Energy, Inc.	1,613	42,680
Ormat Technologies, Inc.	1,780	44,642
		116,226
Multi-Utilities - 0.5%
Ameren Corp.	4,250	152,363
CMS Energy Corp.	5,625	149,288
		301,651
TOTAL UTILITIES		1,105,691
TOTAL COMMON STOCKS (Cost $40,843,997)		50,848,583
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $456,552)	12,790	511,600
Money Market Funds - 3.8%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $2,094,708)	2,094,708	$ 2,094,708
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $43,395,257)		53,454,891
NET OTHER ASSETS (LIABILITIES) - 2.6%		1,419,865
NET ASSETS - 100%		$ 54,874,756
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
18 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 2,345,580	$ 2,603

The face value of futures purchased as a percentage of net assets is 4.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $43,519,671. Net unrealized appreciation aggregated $9,935,220, of which $10,861,330 related to appreciated investment securities and $926,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund

November 30, 2013

1.938048.101

STG-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.1%
Autoliv, Inc.	1,280	$ 118,861
Bridgestone Corp.	1,500	54,908
Continental AG	705	147,238
DENSO Corp.	6,100	305,461
Halla Visteon Climate Control	390	14,115
Minth Group Ltd.	8,000	16,758
Pirelli & C SpA	1,600	24,654
Sumitomo Rubber Industries Ltd.	900	12,703
TS tech Co. Ltd.	600	21,026
Valeo SA	436	46,364
		762,088
Automobiles - 2.9%
Bayerische Motoren Werke AG (BMW)	1,576	181,104
Daimler AG (Germany)	4,106	340,333
Fuji Heavy Industries Ltd.	6,200	175,025
Great Wall Motor Co. Ltd. (H Shares)	8,500	51,915
Honda Motor Co. Ltd.	8,400	356,037
Kia Motors Corp.	1,690	96,461
Mazda Motor Corp. (a)	6,000	27,586
Nissan Motor Co. Ltd.	3,500	31,905
Peugeot Citroen SA (a)	4,048	64,300
Renault SA	300	26,615
Tata Motors Ltd. sponsored ADR	1,579	51,270
Toyota Motor Corp.	8,300	518,332
		1,920,883
Diversified Consumer Services - 0.0%
Kroton Educacional SA	2,000	33,630
Hotels, Restaurants & Leisure - 2.2%
Arcos Dorados Holdings, Inc. Class A	7,260	88,572
Carnival PLC	3,551	129,201
Compass Group PLC	37,904	571,226
InterContinental Hotel Group PLC	2,609	81,102
MGM China Holdings Ltd.	8,400	29,905
Sands China Ltd.	34,000	257,219
Sodexo SA	400	40,188
Tatts Group Ltd.	3,159	8,885
Whitbread PLC	3,925	229,090
William Hill PLC	2,200	13,881
Wynn Macau Ltd.	6,400	24,560
		1,473,829
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Berkeley Group Holdings PLC	1,200	$ 46,242
Haier Electronics Group Co. Ltd.	7,000	16,487
Taylor Wimpey PLC	22,300	38,825
Techtronic Industries Co. Ltd.	15,000	40,342
		141,896
Internet & Catalog Retail - 0.2%
ASOS PLC (a)	60	5,694
LG Home Shopping, Inc.	68	18,160
Rakuten, Inc.	3,900	59,921
Start Today Co. Ltd.	900	23,070
		106,845
Leisure Equipment & Products - 0.2%
Nikon Corp.	1,200	22,748
Sankyo Co. Ltd. (Gunma)	800	36,664
Sega Sammy Holdings, Inc.	2,100	55,326
Yamaha Corp.	2,200	34,639
		149,377
Media - 2.8%
Daily Mail & General Trust PLC Class A	1,985	29,736
Dentsu, Inc.	500	20,792
Fuji Media Holdings, Inc.	7,200	146,678
ITV PLC	68,721	213,652
Naspers Ltd. Class N	372	35,522
Nippon Television Network Corp.	10,500	183,054
Pearson PLC	7,150	157,870
ProSiebenSat.1 Media AG	1,466	65,965
Publicis Groupe SA	2,678	236,745
realestate.com.au Ltd.	438	16,151
Reed Elsevier NV	24,368	520,509
Reed Elsevier PLC	3,100	44,841
Rightmove PLC	624	25,914
RTL Group	400	48,129
Sky Deutschland AG (a)	2,100	21,544
UBM PLC	3,494	38,877
WPP PLC	5,177	114,445
		1,920,424
Multiline Retail - 0.1%
Don Quijote Holdings Co. Ltd.	400	24,481
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Lifestyle International Holdings Ltd.	8,000	$ 16,923
Next PLC	579	52,061
		93,465
Specialty Retail - 1.1%
Dunelm Group PLC	1,930	28,423
Esprit Holdings Ltd.	42,750	89,111
Galiform PLC	5,080	26,766
H&M Hennes & Mauritz AB (B Shares)	5,984	253,615
Inditex SA	644	102,689
Kingfisher PLC	7,400	45,516
Sa Sa International Holdings Ltd.	12,000	13,977
Super Cheap Auto Group Ltd.	884	11,016
United Arrows Ltd.	400	16,946
USS Co. Ltd.	7,600	104,380
World Duty Free SpA (a)	1,353	15,820
		708,259
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	550	66,902
Compagnie Financiere Richemont SA Series A	993	100,900
ECLAT Textile Co. Ltd.	2,060	26,235
Hermes International SCA	100	34,921
Kering SA	400	88,730
Li & Fung Ltd.	108,000	147,110
LVMH Moet Hennessy - Louis Vuitton SA	1,037	195,509
Pandora A/S	146	7,574
Yue Yuen Industrial (Holdings) Ltd.	19,000	59,432
		727,313
TOTAL CONSUMER DISCRETIONARY		8,038,009
CONSUMER STAPLES - 10.4%
Beverages - 1.6%
Ambev SA sponsored ADR	12,380	93,593
Anheuser-Busch InBev SA NV	1,979	201,737
Diageo PLC	3,700	117,875
Heineken NV (Bearer)	5,169	351,393
ITO EN Ltd.	1,400	30,229
Pernod Ricard SA	1,495	169,480
SABMiller PLC	1,400	72,230
		1,036,537
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
Carrefour SA	1,608	$ 63,276
Colruyt NV	987	55,657
Distribuidora Internacional de Alimentacion SA	800	7,336
FamilyMart Co. Ltd.	700	31,978
Lawson, Inc.	2,800	205,261
Seven & i Holdings Co., Ltd.	2,000	73,600
Sundrug Co. Ltd.	2,100	94,602
Tesco PLC	43,768	249,193
Tsuruha Holdings, Inc.	200	18,410
Wesfarmers Ltd.	1,554	60,712
Wumart Stores, Inc. (H Shares)	14,000	21,670
		881,695
Food Products - 3.1%
Ajinomoto Co., Inc.	2,000	28,503
Associated British Foods PLC	200	7,504
Danone SA	9,674	702,996
M. Dias Branco SA	1,600	72,657
Nestle SA	13,917	1,015,236
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,174	203,258
Unilever PLC	1,400	56,554
		2,086,708
Household Products - 1.1%
Henkel AG & Co. KGaA	380	37,657
Reckitt Benckiser Group PLC	8,083	649,275
Svenska Cellulosa AB (SCA) (B Shares)	2,200	64,229
		751,161
Personal Products - 1.0%
Kao Corp.	12,600	413,871
Kobayashi Pharmaceutical Co. Ltd.	2,300	125,502
Kose Corp.	1,900	60,647
L'Oreal SA	300	50,201
		650,221
Tobacco - 2.3%
British American Tobacco PLC (United Kingdom)	13,283	706,659
Imperial Tobacco Group PLC	2,288	87,007
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	17,800	$ 601,181
KT&G Corp.	2,367	175,588
		1,570,435
TOTAL CONSUMER STAPLES		6,976,757
ENERGY - 6.1%
Energy Equipment & Services - 0.8%
AMEC PLC	1,500	27,784
China Oilfield Services Ltd. (H Shares)	8,000	24,147
Fred Olsen Energy ASA	478	18,880
John Wood Group PLC	2,000	26,050
ProSafe ASA	1,403	10,559
Subsea 7 SA	800	15,577
Technip SA	2,299	230,168
Tecnicas Reunidas SA	2,561	138,882
Transocean Ltd. (Switzerland)	760	38,285
		530,332
Oil, Gas & Consumable Fuels - 5.3%
BG Group PLC	29,310	598,780
BP PLC	12,872	101,229
Cairn Energy PLC (a)	22,736	102,196
Cenovus Energy, Inc.	1,930	56,381
CNOOC Ltd.	164,000	335,399
Dragon Oil PLC	2,807	26,135
Galp Energia SGPS SA Class B	1,856	30,755
Imperial Oil Ltd.	5,700	245,853
INPEX Corp.	8,000	92,772
JX Holdings, Inc.	2,500	13,007
Oil Search Ltd. ADR	6,170	44,930
Petroleo Brasileiro SA - Petrobras sponsored ADR	6,660	106,160
Reliance Industries Ltd. GDR (c)	1,917	52,411
Repsol YPF SA	4,031	105,877
Royal Dutch Shell PLC:
Class A (United Kingdom)	31,838	1,064,585
Class B (United Kingdom)	292	10,227
Total SA	8,317	503,125
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tullow Oil PLC	1,827	$ 25,994
Woodside Petroleum Ltd.	2,640	89,874
		3,605,690
TOTAL ENERGY		4,136,022
FINANCIALS - 22.9%
Capital Markets - 2.4%
Ashmore Group PLC	3,011	19,412
Azimut Holding SpA	1,002	25,637
Banca Generali SpA	1,001	28,563
CI Financial Corp.	1,460	47,281
Coronation Fund Managers Ltd.	1,620	13,198
Credit Suisse Group	6,193	184,823
Daiwa Securities Group, Inc.	19,000	184,538
Haitong Securities Co. Ltd. (H Shares)	14,800	25,619
Hargreaves Lansdown PLC	1,128	22,370
Julius Baer Group Ltd.	3,782	177,250
Jupiter Fund Management PLC	4,009	25,557
Macquarie Group Ltd.	1,111	54,792
Nomura Holdings, Inc.	7,500	59,621
Partners Group Holding AG	202	50,299
UBS AG	35,617	677,379
		1,596,339
Commercial Banks - 11.7%
Australia & New Zealand Banking Group Ltd.	6,420	186,417
Banco Bilbao Vizcaya Argentaria SA	8,857	105,538
Bank of Ireland (a)	220,350	85,275
Bankinter SA	4,100	25,917
Barclays PLC	98,711	437,436
BNP Paribas SA	12,103	908,617
Chiba Bank Ltd.	7,000	48,650
China Merchants Bank Co. Ltd. (H Shares)	34,437	73,382
Commonwealth Bank of Australia	692	49,018
Criteria CaixaCorp SA	10,300	52,120
Criteria CaixaCorp SA rights (a)	8,100	594
DBS Group Holdings Ltd.	7,000	95,836
DNB ASA	14,574	257,852
Erste Group Bank AG	5,993	210,993
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Gulf Bank PJSC	6,849	$ 31,700
Guaranty Trust Bank PLC GDR (Reg. S)	1,906	16,963
HDFC Bank Ltd. sponsored ADR	1,970	65,365
HSBC Holdings PLC:
(Hong Kong)	24,800	276,654
(United Kingdom)	69,039	771,010
ICICI Bank Ltd. sponsored ADR	350	12,551
Intesa Sanpaolo SpA	58,551	141,615
Itau Unibanco Holding SA sponsored ADR	2,357	33,163
Joyo Bank Ltd.	10,000	51,052
Jyske Bank A/S (Reg.) (a)	671	36,278
Kasikornbank PCL:
NVDR	9,000	47,368
(For. Reg.)	7,000	36,842
KBC Groupe SA	8,369	477,615
Lloyds Banking Group PLC (a)	381,058	481,634
Mitsubishi UFJ Financial Group, Inc.	38,000	245,424
Nordea Bank AB	8,000	103,364
North Pacific Bank Ltd.	10,000	38,264
Royal Bank of Scotland Group PLC (a)	21,449	114,552
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	3,075	38,315
Shinsei Bank Ltd.	12,000	29,635
Skandinaviska Enskilda Banken AB (A Shares)	15,662	190,064
Societe Generale Series A	1,107	63,680
Standard Chartered PLC (United Kingdom)	8,940	211,894
Sumitomo Mitsui Financial Group, Inc.	18,900	940,405
Sumitomo Mitsui Trust Holdings, Inc.	9,000	44,190
Svenska Handelsbanken AB (A Shares)	1,000	46,468
Swedbank AB (A Shares)	1,800	45,965
Sydbank A/S (a)	1,095	30,797
TCS Group Holding PLC GDR (c)	848	10,592
The Hachijuni Bank Ltd.	7,000	41,476
The Suruga Bank Ltd.	2,000	33,325
The Toronto-Dominion Bank	538	49,195
UniCredit SpA	23,147	167,954
United Overseas Bank Ltd.	5,000	83,357
Westpac Banking Corp.	10,434	312,279
Wing Hang Bank Ltd.	3,058	45,283
		7,903,933
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	2,200	$ 61,118
Flexigroup Ltd.	3,227	12,983
International Personal Finance PLC	1,480	14,385
Provident Financial PLC	614	16,065
		104,551
Diversified Financial Services - 1.2%
Century Tokyo Leasing Corp.	700	24,086
FirstRand Ltd.	13,883	46,071
IG Group Holdings PLC	7,822	74,875
ING Groep NV (Certificaten Van Aandelen) (a)	27,032	350,759
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,000	29,870
ORIX Corp.	14,300	260,330
		785,991
Insurance - 5.5%
Admiral Group PLC	698	14,197
AEGON NV	8,700	77,263
Ageas	800	33,753
AIA Group Ltd.	71,200	360,934
Amlin PLC	11,652	85,798
Aviva PLC	32,786	230,268
AXA SA	18,064	473,357
BB Seguridade Participacoes SA	5,400	58,899
Catlin Group Ltd.	6,208	55,921
Delta Lloyd NV	6,170	149,986
Euler Hermes SA	433	57,089
Hiscox Ltd.	18,272	202,712
Jardine Lloyd Thompson Group PLC	4,506	75,575
Lancashire Holdings Ltd.	1,552	19,999
Legal & General Group PLC	12,876	45,067
MS&AD Insurance Group Holdings, Inc.	1,400	37,677
Muenchener Rueckversicherungs AG	514	112,446
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	8,500	79,271
Prudential PLC	15,212	324,427
QBE Insurance Group Ltd.	4,541	64,688
Resolution Ltd.	4,500	25,190
Sampo Oyj (A Shares)	3,274	152,680
Sony Financial Holdings, Inc.	9,200	163,803
St. James's Place Capital PLC	3,191	33,417
Suncorp-Metway Ltd.	4,413	52,983
Swiss Re Ltd.	2,550	226,895
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Tokio Marine Holdings, Inc.	1,500	$ 49,783
Zurich Insurance Group AG	1,628	454,238
		3,718,316
Real Estate Investment Trusts - 0.5%
Big Yellow Group PLC	1,318	10,326
British Land Co. PLC	2,936	29,354
Derwent London PLC	530	21,013
Link (REIT)	1,040	5,098
Mirvac Group unit	11,575	17,911
Unibail-Rodamco	602	157,424
Westfield Group unit	7,115	67,355
		308,481
Real Estate Management & Development - 1.5%
AEON Mall Co. Ltd.	990	28,460
China Overseas Grand Oceans Group Ltd.	3,000	3,181
China Overseas Land and Investment Ltd.	16,000	49,738
Countrywide PLC	1,592	13,898
Deutsche Annington Immobilien SE	2,418	63,083
Deutsche Wohnen AG	6,955	139,819
Deutsche Wohnen AG (a)	9,006	176,585
Global Logistic Properties Ltd.	10,000	23,509
Hongkong Land Holdings Ltd.	4,000	23,640
Hysan Development Co. Ltd.	4,000	18,575
Mitsubishi Estate Co. Ltd.	6,000	166,567
Mitsui Fudosan Co. Ltd.	2,000	67,841
Sun Hung Kai Properties Ltd.	6,000	77,046
Swire Pacific Ltd. (A Shares)	1,500	18,139
TAG Immobilien AG	6,310	74,011
Tokyo Tatemono Co. Ltd.	3,000	29,635
Wharf Holdings Ltd.	12,000	99,761
		1,073,488
TOTAL FINANCIALS		15,491,099
HEALTH CARE - 9.5%
Biotechnology - 0.4%
Abcam PLC	2,426	18,896
Algeta ASA (a)	288	16,593
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	3,227	$ 201,886
Grifols SA ADR	1,450	49,786
		287,161
Health Care Equipment & Supplies - 0.4%
Ansell Ltd.	1,355	25,050
GN Store Nordic A/S	2,419	57,768
Nihon Kohden Corp.	1,800	66,855
Olympus Corp. (a)	700	23,539
Sonova Holding AG Class B	563	78,450
St.Shine Optical Co. Ltd.	500	15,049
Straumann Holding AG	12	2,235
		268,946
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	300	42,476
Miraca Holdings, Inc.	300	13,939
Odontoprev SA	7,900	32,050
Ramsay Health Care Ltd.	414	14,599
Ryman Healthcare Group Ltd.	2,716	17,124
Ship Healthcare Holdings, Inc.	500	21,329
		141,517
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	84	21,510
Morphosys AG (a)	182	13,958
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	554	18,354
		53,822
Pharmaceuticals - 8.4%
Astellas Pharma, Inc.	2,100	124,428
Bayer AG	7,873	1,050,527
BTG PLC (a)	2,282	20,761
Daiichi Sankyo Kabushiki Kaisha	1,000	18,351
GlaxoSmithKline PLC	27,746	734,013
Hikma Pharmaceuticals PLC	1,853	36,567
Novartis AG	12,405	980,740
Novo Nordisk A/S Series B	830	148,375
Roche Holding AG (participation certificate)	4,751	1,324,556
Rohto Pharmaceutical Co. Ltd.	1,000	15,921
Sanofi SA	5,570	588,519
Santen Pharmaceutical Co. Ltd.	5,400	256,967
Sawai Pharmaceutical Co. Ltd.	200	13,803
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shionogi & Co. Ltd.	800	$ 17,586
Shire PLC	3,516	159,202
Sino Biopharmaceutical Ltd.	40,000	31,525
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,949	79,441
UCB SA	500	33,559
		5,634,841
TOTAL HEALTH CARE		6,386,287
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
Cobham PLC	33,363	144,286
European Aeronautic Defence and Space Co. (EADS) NV	700	49,708
Finmeccanica SpA (a)	5,600	40,786
Meggitt PLC	9,959	81,333
Rolls-Royce Group PLC	16,382	331,052
Safran SA	1,000	65,841
Singapore Technologies Engineering Ltd.	23,000	74,049
Zodiac Aerospace	157	26,634
		813,689
Air Freight & Logistics - 0.9%
PostNL NV (a)	34,153	200,339
Yamato Holdings Co. Ltd.	19,600	415,552
		615,891
Airlines - 0.7%
Cathay Pacific Airways Ltd.	7,000	14,826
Copa Holdings SA Class A	97	14,688
easyJet PLC	2,846	66,314
International Consolidated Airlines Group SA (a)	4,500	27,002
International Consolidated Airlines Group SA CDI (a)	31,519	188,918
Japan Airlines Co. Ltd.	300	15,257
Ryanair Holdings PLC sponsored ADR	2,300	110,458
WestJet Airlines Ltd.	892	23,447
		460,910
Building Products - 0.7%
ASSA ABLOY AB (B Shares)	1,300	65,779
Compagnie de St. Gobain	1,078	57,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Daikin Industries Ltd.	2,500	$ 158,622
Geberit AG (Reg.)	647	190,088
		471,821
Commercial Services & Supplies - 0.7%
Babcock International Group PLC	5,835	125,076
Berendsen PLC	960	14,468
Brambles Ltd.	25,976	224,861
Intrum Justitia AB	506	12,883
Park24 Co. Ltd.	800	15,103
Secom Co. Ltd.	900	55,522
Serco Group PLC	1,954	14,564
		462,477
Construction & Engineering - 0.8%
Balfour Beatty PLC	25,090	109,822
Chiyoda Corp.	2,000	27,351
JGC Corp.	8,000	297,916
Keller Group PLC	866	15,006
VINCI SA	1,516	97,487
		547,582
Electrical Equipment - 1.7%
ABB Ltd. (Reg.)	1,998	51,015
Legrand SA	9,805	541,248
Mitsubishi Electric Corp.	7,000	80,834
Nidec Corp.	400	38,732
OSRAM Licht AG (a)	948	56,150
Schneider Electric SA	3,442	291,423
Sumitomo Electric Industries Ltd.	3,600	56,120
		1,115,522
Industrial Conglomerates - 1.6%
Bidvest Group Ltd.	1,680	42,263
Hutchison Whampoa Ltd.	9,000	114,466
Koninklijke Philips Electronics NV	3,354	119,943
SembCorp Industries Ltd.	19,000	81,763
Siemens AG	5,402	713,027
		1,071,462
Machinery - 1.9%
Andritz AG	400	25,363
Atlas Copco AB (A Shares)	10,725	298,727
Burckhardt Compression Holding AG	35	14,480
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
GEA Group AG	1,300	$ 60,598
Glory Ltd.	5,600	151,527
Haitian International Holdings Ltd.	7,000	16,018
IMI PLC	3,863	92,793
Joy Global, Inc.	1,800	101,808
JTEKT Corp.	2,100	32,450
Kawasaki Heavy Industries Ltd.	10,000	40,998
Makita Corp.	400	19,952
Mitsubishi Heavy Industries Ltd.	2,000	12,826
NSK Ltd.	2,000	23,622
Rotork PLC	352	16,358
Scania AB (B Shares)	1,500	29,751
Schindler Holding AG (participation certificate)	1,557	214,723
SembCorp Marine Ltd.	35,000	123,840
Senior Engineering Group PLC	2,373	11,268
Sumitomo Heavy Industries Ltd.	3,000	14,437
THK Co. Ltd.	500	12,119
		1,313,658
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	2	20,293
Orient Overseas International Ltd.	3,000	15,866
		36,159
Professional Services - 0.7%
Bertrandt AG	126	17,318
Capita Group PLC	6,245	101,880
Experian PLC	9,067	167,205
Hays PLC	4,944	10,031
Michael Page International PLC	13,608	105,767
SEEK Ltd.	2,433	29,610
SGS SA (Reg.)	10	22,540
		454,351
Road & Rail - 0.4%
Canadian National Railway Co.	1,129	127,175
Canadian Pacific Railway Ltd.	393	60,414
East Japan Railway Co.	800	65,518
West Japan Railway Co.	600	26,238
		279,345
Trading Companies & Distributors - 1.1%
Ashtead Group PLC	3,469	39,479
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Brenntag AG	832	$ 147,759
Bunzl PLC	12,613	286,465
Itochu Corp.	6,900	87,020
Misumi Group, Inc.	500	14,242
Mitsubishi Corp.	3,800	74,743
Noble Group Ltd.	23,000	20,253
Wolseley PLC	765	41,271
		711,232
Transportation Infrastructure - 0.2%
CCR SA	2,900	22,909
China Merchant Holdings International Co. Ltd.	24,000	89,158
Sydney Airport unit	2,682	9,521
		121,588
TOTAL INDUSTRIALS		8,475,687
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.1%
AAC Technology Holdings, Inc.	4,000	18,059
Nokia Corp. (a)	34,453	278,285
Telefonaktiebolaget LM Ericsson (B Shares)	35,402	441,072
		737,416
Computers & Peripherals - 0.0%
Wincor Nixdorf AG	374	25,618
Electronic Equipment & Components - 1.3%
China High Precision Automation Group Ltd.	15,000	580
Halma PLC	14,506	139,331
Hirose Electric Co. Ltd.	800	122,290
Hitachi Ltd.	27,000	198,985
HLS Systems International Ltd. (a)	943	17,908
Hoya Corp.	700	18,934
Keyence Corp.	300	120,504
Murata Manufacturing Co. Ltd.	500	42,999
Omron Corp.	1,400	57,602
Spectris PLC	2,278	90,690
TDK Corp.	600	27,996
Venture Corp. Ltd.	7,000	42,005
		879,824
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
Baidu.com, Inc. sponsored ADR (a)	460	$ 76,622
Mail.Ru Group Ltd. GDR (Reg. S)	611	25,265
NetEase.com, Inc. sponsored ADR	426	30,591
NHN Corp.	79	51,661
Qihoo 360 Technology Co. Ltd. ADR (a)	229	18,668
SouFun Holdings Ltd. ADR	304	19,745
Tencent Holdings Ltd.	900	52,055
Yahoo! Japan Corp.	18,200	87,762
Yandex NV (a)	560	22,260
		384,629
IT Services - 1.8%
Amadeus IT Holding SA Class A	8,574	321,142
Atos Origin SA	254	21,502
Cap Gemini SA	1,005	65,549
Cielo SA	1,700	49,269
Cognizant Technology Solutions Corp. Class A (a)	1,120	105,157
Computershare Ltd.	13,136	130,212
Infosys Ltd. sponsored ADR	647	34,951
Nomura Research Institute Ltd.	8,600	282,064
Obic Co. Ltd.	3,800	111,465
Otsuka Corp.	100	12,778
Wirecard AG	438	16,394
WNS Holdings Ltd. sponsored ADR (a)	1,663	33,293
		1,183,776
Office Electronics - 0.5%
Canon, Inc.	6,700	223,155
Konica Minolta, Inc.	1,500	15,125
Neopost SA	1,731	135,221
		373,501
Semiconductors & Semiconductor Equipment - 1.2%
ARM Holdings PLC	1,290	21,338
ASM International NV (Netherlands)	1,050	35,526
Infineon Technologies AG	14,108	143,200
MediaTek, Inc.	5,000	73,641
Nanoco Group PLC (a)	1,847	4,465
Samsung Electronics Co. Ltd.	56	79,062
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,307	324,583
Tokyo Electron Ltd.	1,800	97,516
		779,331
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
Aveva Group PLC	322	$ 11,765
Dassault Systemes SA	405	46,485
Linx SA	800	15,885
Nintendo Co. Ltd.	600	77,472
SAP AG	2,778	229,701
SimCorp A/S	640	22,442
Trend Micro, Inc.	300	11,743
		415,493
TOTAL INFORMATION TECHNOLOGY		4,779,588
MATERIALS - 5.6%
Chemicals - 3.4%
Air Liquide SA	200	27,883
Akzo Nobel NV	8,766	660,240
Arkema SA	550	62,874
Asahi Kasei Corp.	4,000	31,549
AZ Electronic Materials SA	1,490	6,729
Chugoku Marine Paints Ltd.	4,000	22,802
DuluxGroup Ltd.	3,815	19,065
Elementis PLC	5,098	21,647
Givaudan SA	262	369,702
HEXPOL AB (B Shares)	384	27,369
Johnson Matthey PLC	927	48,084
JSR Corp.	1,200	22,057
Lanxess AG	600	39,700
Linde AG	1,710	349,229
Mitsubishi Gas Chemical Co., Inc.	2,000	15,657
Royal DSM NV	700	54,949
Shin-Etsu Chemical Co., Ltd.	4,500	260,042
Symrise AG	4,003	177,320
Syngenta AG (Switzerland)	249	97,614
		2,314,512
Construction Materials - 0.3%
CRH PLC	800	20,246
HeidelbergCement Finance AG	766	59,921
James Hardie Industries PLC CDI	5,435	62,038
Lafarge SA (Bearer)	500	35,505
		177,710
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Rexam PLC	19,136	$ 156,436
Smurfit Kappa Group PLC	3,881	92,286
		248,722
Metals & Mining - 1.5%
Fresnillo PLC	800	10,904
Gerdau SA sponsored ADR	8,600	66,564
Glencore Xstrata PLC	17,706	89,771
Iluka Resources Ltd.	11,854	94,629
Nippon Steel & Sumitomo Metal Corp.	14,000	45,371
Randgold Resources Ltd.	200	14,162
Rio Tinto Ltd.	1,977	118,879
Rio Tinto PLC	10,823	574,764
		1,015,044
Paper & Forest Products - 0.0%
Mondi PLC	1,500	24,667
TOTAL MATERIALS		3,780,655
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 1.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	30,300	50,672
BT Group PLC	50,017	305,372
China Unicom Ltd.	64,000	101,402
Hutchison Telecommunications Hong Kong Holdings Ltd.	30,000	11,493
Koninklijke KPN NV (a)	11,311	36,794
Singapore Telecommunications Ltd.	20,000	59,290
TDC A/S	27,009	242,307
Telefonica Brasil SA sponsored ADR	2,160	42,034
Telefonica SA	2,116	34,873
Telenor ASA	7,524	180,890
Telstra Corp. Ltd.	31,466	144,928
Vivendi SA	3,879	98,537
		1,308,592
Wireless Telecommunication Services - 4.3%
KDDI Corp.	20,700	1,299,243
NTT DoCoMo, Inc.	7,700	123,708
SK Telecom Co. Ltd.	822	175,808
SoftBank Corp.	2,500	202,304
StarHub Ltd.	6,000	20,321
Tele2 AB (B Shares)	3,911	47,670
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA sponsored ADR	990	$ 24,532
Vodafone Group PLC	271,045	1,004,863
		2,898,449
TOTAL TELECOMMUNICATION SERVICES		4,207,041
UTILITIES - 1.2%
Electric Utilities - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	2,000	13,196
Enel SpA	6,584	29,952
Energias do Brasil SA	14,100	72,660
Iberdrola SA	11,300	71,982
Kansai Electric Power Co., Inc. (a)	1,500	17,029
Korea Electric Power Corp. (a)	2,690	81,388
Tohoku Electric Power Co., Inc. (a)	1,600	17,633
		303,840
Gas Utilities - 0.3%
China Resources Gas Group Ltd.	18,000	55,259
Snam Rete Gas SpA	13,500	72,641
Tokyo Gas Co. Ltd.	19,000	94,587
		222,487
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	1,500	16,973
Multi-Utilities - 0.4%
GDF Suez	12,291	285,086
TOTAL UTILITIES		828,386
TOTAL COMMON STOCKS (Cost $50,411,075)		63,099,531
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	600	159,224
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA	2,949	334,393
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Itau Unibanco Holding SA	3,400	$ 47,819
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series C	1,408,852	2,305
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA (Risparmio Shares)	124,493	95,729
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $493,442)		639,470
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan Index ETF (Cost $74,578)	6,878	82,949
Money Market Funds - 5.1%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $3,419,589)	3,419,589	3,419,589
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $54,398,684)		67,241,539
NET OTHER ASSETS (LIABILITIES) - 0.3%		219,721
NET ASSETS - 100%		$ 67,461,260
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 471,300	$ 53,526
16 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	1,508,880	34,385
TOTAL EQUITY INDEX CONTRACTS		$ 1,980,180	$ 87,911

The face value of futures purchased as a percentage of net assets is 2.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,003 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,197,233	$ 6,922,786	$ 1,274,447	$ -
Consumer Staples	7,311,150	5,009,831	2,301,319	-
Energy	4,136,022	2,121,457	2,014,565	-
Financials	15,538,918	10,176,450	5,362,468	-
Health Care	6,386,287	3,775,438	2,610,849	-
Industrials	8,477,992	7,555,275	922,717	-
Information Technology	4,779,588	3,507,985	1,271,023	580
Materials	3,780,655	3,073,869	706,786	-
Telecommunication Services	4,302,770	2,461,015	1,841,755	-
Utilities	828,393	747,005	81,388	-
Equity Funds	82,949	82,949	-	-
Money Market Funds	3,419,582	3,419,582	-	-
Total Investments in Securities:	$ 67,241,539	$ 48,853,642	$ 18,387,317	$ 580
Derivative Instruments:
Assets
Futures Contracts	$ 87,911	$ 87,911	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $54,462,150. Net unrealized appreciation aggregated $12,779,389, of which $13,514,458 related to appreciated investment securities and $735,069 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund
Class L
Class N

November 30, 2013

1.9585955.100

STG-L-STG-N-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.1%
Autoliv, Inc.	1,280	$ 118,861
Bridgestone Corp.	1,500	54,908
Continental AG	705	147,238
DENSO Corp.	6,100	305,461
Halla Visteon Climate Control	390	14,115
Minth Group Ltd.	8,000	16,758
Pirelli & C SpA	1,600	24,654
Sumitomo Rubber Industries Ltd.	900	12,703
TS tech Co. Ltd.	600	21,026
Valeo SA	436	46,364
		762,088
Automobiles - 2.9%
Bayerische Motoren Werke AG (BMW)	1,576	181,104
Daimler AG (Germany)	4,106	340,333
Fuji Heavy Industries Ltd.	6,200	175,025
Great Wall Motor Co. Ltd. (H Shares)	8,500	51,915
Honda Motor Co. Ltd.	8,400	356,037
Kia Motors Corp.	1,690	96,461
Mazda Motor Corp. (a)	6,000	27,586
Nissan Motor Co. Ltd.	3,500	31,905
Peugeot Citroen SA (a)	4,048	64,300
Renault SA	300	26,615
Tata Motors Ltd. sponsored ADR	1,579	51,270
Toyota Motor Corp.	8,300	518,332
		1,920,883
Diversified Consumer Services - 0.0%
Kroton Educacional SA	2,000	33,630
Hotels, Restaurants & Leisure - 2.2%
Arcos Dorados Holdings, Inc. Class A	7,260	88,572
Carnival PLC	3,551	129,201
Compass Group PLC	37,904	571,226
InterContinental Hotel Group PLC	2,609	81,102
MGM China Holdings Ltd.	8,400	29,905
Sands China Ltd.	34,000	257,219
Sodexo SA	400	40,188
Tatts Group Ltd.	3,159	8,885
Whitbread PLC	3,925	229,090
William Hill PLC	2,200	13,881
Wynn Macau Ltd.	6,400	24,560
		1,473,829
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
Berkeley Group Holdings PLC	1,200	$ 46,242
Haier Electronics Group Co. Ltd.	7,000	16,487
Taylor Wimpey PLC	22,300	38,825
Techtronic Industries Co. Ltd.	15,000	40,342
		141,896
Internet & Catalog Retail - 0.2%
ASOS PLC (a)	60	5,694
LG Home Shopping, Inc.	68	18,160
Rakuten, Inc.	3,900	59,921
Start Today Co. Ltd.	900	23,070
		106,845
Leisure Equipment & Products - 0.2%
Nikon Corp.	1,200	22,748
Sankyo Co. Ltd. (Gunma)	800	36,664
Sega Sammy Holdings, Inc.	2,100	55,326
Yamaha Corp.	2,200	34,639
		149,377
Media - 2.8%
Daily Mail & General Trust PLC Class A	1,985	29,736
Dentsu, Inc.	500	20,792
Fuji Media Holdings, Inc.	7,200	146,678
ITV PLC	68,721	213,652
Naspers Ltd. Class N	372	35,522
Nippon Television Network Corp.	10,500	183,054
Pearson PLC	7,150	157,870
ProSiebenSat.1 Media AG	1,466	65,965
Publicis Groupe SA	2,678	236,745
realestate.com.au Ltd.	438	16,151
Reed Elsevier NV	24,368	520,509
Reed Elsevier PLC	3,100	44,841
Rightmove PLC	624	25,914
RTL Group	400	48,129
Sky Deutschland AG (a)	2,100	21,544
UBM PLC	3,494	38,877
WPP PLC	5,177	114,445
		1,920,424
Multiline Retail - 0.1%
Don Quijote Holdings Co. Ltd.	400	24,481
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Lifestyle International Holdings Ltd.	8,000	$ 16,923
Next PLC	579	52,061
		93,465
Specialty Retail - 1.1%
Dunelm Group PLC	1,930	28,423
Esprit Holdings Ltd.	42,750	89,111
Galiform PLC	5,080	26,766
H&M Hennes & Mauritz AB (B Shares)	5,984	253,615
Inditex SA	644	102,689
Kingfisher PLC	7,400	45,516
Sa Sa International Holdings Ltd.	12,000	13,977
Super Cheap Auto Group Ltd.	884	11,016
United Arrows Ltd.	400	16,946
USS Co. Ltd.	7,600	104,380
World Duty Free SpA (a)	1,353	15,820
		708,259
Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	550	66,902
Compagnie Financiere Richemont SA Series A	993	100,900
ECLAT Textile Co. Ltd.	2,060	26,235
Hermes International SCA	100	34,921
Kering SA	400	88,730
Li & Fung Ltd.	108,000	147,110
LVMH Moet Hennessy - Louis Vuitton SA	1,037	195,509
Pandora A/S	146	7,574
Yue Yuen Industrial (Holdings) Ltd.	19,000	59,432
		727,313
TOTAL CONSUMER DISCRETIONARY		8,038,009
CONSUMER STAPLES - 10.4%
Beverages - 1.6%
Ambev SA sponsored ADR	12,380	93,593
Anheuser-Busch InBev SA NV	1,979	201,737
Diageo PLC	3,700	117,875
Heineken NV (Bearer)	5,169	351,393
ITO EN Ltd.	1,400	30,229
Pernod Ricard SA	1,495	169,480
SABMiller PLC	1,400	72,230
		1,036,537
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
Carrefour SA	1,608	$ 63,276
Colruyt NV	987	55,657
Distribuidora Internacional de Alimentacion SA	800	7,336
FamilyMart Co. Ltd.	700	31,978
Lawson, Inc.	2,800	205,261
Seven & i Holdings Co., Ltd.	2,000	73,600
Sundrug Co. Ltd.	2,100	94,602
Tesco PLC	43,768	249,193
Tsuruha Holdings, Inc.	200	18,410
Wesfarmers Ltd.	1,554	60,712
Wumart Stores, Inc. (H Shares)	14,000	21,670
		881,695
Food Products - 3.1%
Ajinomoto Co., Inc.	2,000	28,503
Associated British Foods PLC	200	7,504
Danone SA	9,674	702,996
M. Dias Branco SA	1,600	72,657
Nestle SA	13,917	1,015,236
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,174	203,258
Unilever PLC	1,400	56,554
		2,086,708
Household Products - 1.1%
Henkel AG & Co. KGaA	380	37,657
Reckitt Benckiser Group PLC	8,083	649,275
Svenska Cellulosa AB (SCA) (B Shares)	2,200	64,229
		751,161
Personal Products - 1.0%
Kao Corp.	12,600	413,871
Kobayashi Pharmaceutical Co. Ltd.	2,300	125,502
Kose Corp.	1,900	60,647
L'Oreal SA	300	50,201
		650,221
Tobacco - 2.3%
British American Tobacco PLC (United Kingdom)	13,283	706,659
Imperial Tobacco Group PLC	2,288	87,007
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	17,800	$ 601,181
KT&G Corp.	2,367	175,588
		1,570,435
TOTAL CONSUMER STAPLES		6,976,757
ENERGY - 6.1%
Energy Equipment & Services - 0.8%
AMEC PLC	1,500	27,784
China Oilfield Services Ltd. (H Shares)	8,000	24,147
Fred Olsen Energy ASA	478	18,880
John Wood Group PLC	2,000	26,050
ProSafe ASA	1,403	10,559
Subsea 7 SA	800	15,577
Technip SA	2,299	230,168
Tecnicas Reunidas SA	2,561	138,882
Transocean Ltd. (Switzerland)	760	38,285
		530,332
Oil, Gas & Consumable Fuels - 5.3%
BG Group PLC	29,310	598,780
BP PLC	12,872	101,229
Cairn Energy PLC (a)	22,736	102,196
Cenovus Energy, Inc.	1,930	56,381
CNOOC Ltd.	164,000	335,399
Dragon Oil PLC	2,807	26,135
Galp Energia SGPS SA Class B	1,856	30,755
Imperial Oil Ltd.	5,700	245,853
INPEX Corp.	8,000	92,772
JX Holdings, Inc.	2,500	13,007
Oil Search Ltd. ADR	6,170	44,930
Petroleo Brasileiro SA - Petrobras sponsored ADR	6,660	106,160
Reliance Industries Ltd. GDR (c)	1,917	52,411
Repsol YPF SA	4,031	105,877
Royal Dutch Shell PLC:
Class A (United Kingdom)	31,838	1,064,585
Class B (United Kingdom)	292	10,227
Total SA	8,317	503,125
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tullow Oil PLC	1,827	$ 25,994
Woodside Petroleum Ltd.	2,640	89,874
		3,605,690
TOTAL ENERGY		4,136,022
FINANCIALS - 22.9%
Capital Markets - 2.4%
Ashmore Group PLC	3,011	19,412
Azimut Holding SpA	1,002	25,637
Banca Generali SpA	1,001	28,563
CI Financial Corp.	1,460	47,281
Coronation Fund Managers Ltd.	1,620	13,198
Credit Suisse Group	6,193	184,823
Daiwa Securities Group, Inc.	19,000	184,538
Haitong Securities Co. Ltd. (H Shares)	14,800	25,619
Hargreaves Lansdown PLC	1,128	22,370
Julius Baer Group Ltd.	3,782	177,250
Jupiter Fund Management PLC	4,009	25,557
Macquarie Group Ltd.	1,111	54,792
Nomura Holdings, Inc.	7,500	59,621
Partners Group Holding AG	202	50,299
UBS AG	35,617	677,379
		1,596,339
Commercial Banks - 11.7%
Australia & New Zealand Banking Group Ltd.	6,420	186,417
Banco Bilbao Vizcaya Argentaria SA	8,857	105,538
Bank of Ireland (a)	220,350	85,275
Bankinter SA	4,100	25,917
Barclays PLC	98,711	437,436
BNP Paribas SA	12,103	908,617
Chiba Bank Ltd.	7,000	48,650
China Merchants Bank Co. Ltd. (H Shares)	34,437	73,382
Commonwealth Bank of Australia	692	49,018
Criteria CaixaCorp SA	10,300	52,120
Criteria CaixaCorp SA rights (a)	8,100	594
DBS Group Holdings Ltd.	7,000	95,836
DNB ASA	14,574	257,852
Erste Group Bank AG	5,993	210,993
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Gulf Bank PJSC	6,849	$ 31,700
Guaranty Trust Bank PLC GDR (Reg. S)	1,906	16,963
HDFC Bank Ltd. sponsored ADR	1,970	65,365
HSBC Holdings PLC:
(Hong Kong)	24,800	276,654
(United Kingdom)	69,039	771,010
ICICI Bank Ltd. sponsored ADR	350	12,551
Intesa Sanpaolo SpA	58,551	141,615
Itau Unibanco Holding SA sponsored ADR	2,357	33,163
Joyo Bank Ltd.	10,000	51,052
Jyske Bank A/S (Reg.) (a)	671	36,278
Kasikornbank PCL:
NVDR	9,000	47,368
(For. Reg.)	7,000	36,842
KBC Groupe SA	8,369	477,615
Lloyds Banking Group PLC (a)	381,058	481,634
Mitsubishi UFJ Financial Group, Inc.	38,000	245,424
Nordea Bank AB	8,000	103,364
North Pacific Bank Ltd.	10,000	38,264
Royal Bank of Scotland Group PLC (a)	21,449	114,552
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	3,075	38,315
Shinsei Bank Ltd.	12,000	29,635
Skandinaviska Enskilda Banken AB (A Shares)	15,662	190,064
Societe Generale Series A	1,107	63,680
Standard Chartered PLC (United Kingdom)	8,940	211,894
Sumitomo Mitsui Financial Group, Inc.	18,900	940,405
Sumitomo Mitsui Trust Holdings, Inc.	9,000	44,190
Svenska Handelsbanken AB (A Shares)	1,000	46,468
Swedbank AB (A Shares)	1,800	45,965
Sydbank A/S (a)	1,095	30,797
TCS Group Holding PLC GDR (c)	848	10,592
The Hachijuni Bank Ltd.	7,000	41,476
The Suruga Bank Ltd.	2,000	33,325
The Toronto-Dominion Bank	538	49,195
UniCredit SpA	23,147	167,954
United Overseas Bank Ltd.	5,000	83,357
Westpac Banking Corp.	10,434	312,279
Wing Hang Bank Ltd.	3,058	45,283
		7,903,933
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	2,200	$ 61,118
Flexigroup Ltd.	3,227	12,983
International Personal Finance PLC	1,480	14,385
Provident Financial PLC	614	16,065
		104,551
Diversified Financial Services - 1.2%
Century Tokyo Leasing Corp.	700	24,086
FirstRand Ltd.	13,883	46,071
IG Group Holdings PLC	7,822	74,875
ING Groep NV (Certificaten Van Aandelen) (a)	27,032	350,759
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,000	29,870
ORIX Corp.	14,300	260,330
		785,991
Insurance - 5.5%
Admiral Group PLC	698	14,197
AEGON NV	8,700	77,263
Ageas	800	33,753
AIA Group Ltd.	71,200	360,934
Amlin PLC	11,652	85,798
Aviva PLC	32,786	230,268
AXA SA	18,064	473,357
BB Seguridade Participacoes SA	5,400	58,899
Catlin Group Ltd.	6,208	55,921
Delta Lloyd NV	6,170	149,986
Euler Hermes SA	433	57,089
Hiscox Ltd.	18,272	202,712
Jardine Lloyd Thompson Group PLC	4,506	75,575
Lancashire Holdings Ltd.	1,552	19,999
Legal & General Group PLC	12,876	45,067
MS&AD Insurance Group Holdings, Inc.	1,400	37,677
Muenchener Rueckversicherungs AG	514	112,446
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	8,500	79,271
Prudential PLC	15,212	324,427
QBE Insurance Group Ltd.	4,541	64,688
Resolution Ltd.	4,500	25,190
Sampo Oyj (A Shares)	3,274	152,680
Sony Financial Holdings, Inc.	9,200	163,803
St. James's Place Capital PLC	3,191	33,417
Suncorp-Metway Ltd.	4,413	52,983
Swiss Re Ltd.	2,550	226,895
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Tokio Marine Holdings, Inc.	1,500	$ 49,783
Zurich Insurance Group AG	1,628	454,238
		3,718,316
Real Estate Investment Trusts - 0.5%
Big Yellow Group PLC	1,318	10,326
British Land Co. PLC	2,936	29,354
Derwent London PLC	530	21,013
Link (REIT)	1,040	5,098
Mirvac Group unit	11,575	17,911
Unibail-Rodamco	602	157,424
Westfield Group unit	7,115	67,355
		308,481
Real Estate Management & Development - 1.5%
AEON Mall Co. Ltd.	990	28,460
China Overseas Grand Oceans Group Ltd.	3,000	3,181
China Overseas Land and Investment Ltd.	16,000	49,738
Countrywide PLC	1,592	13,898
Deutsche Annington Immobilien SE	2,418	63,083
Deutsche Wohnen AG	6,955	139,819
Deutsche Wohnen AG (a)	9,006	176,585
Global Logistic Properties Ltd.	10,000	23,509
Hongkong Land Holdings Ltd.	4,000	23,640
Hysan Development Co. Ltd.	4,000	18,575
Mitsubishi Estate Co. Ltd.	6,000	166,567
Mitsui Fudosan Co. Ltd.	2,000	67,841
Sun Hung Kai Properties Ltd.	6,000	77,046
Swire Pacific Ltd. (A Shares)	1,500	18,139
TAG Immobilien AG	6,310	74,011
Tokyo Tatemono Co. Ltd.	3,000	29,635
Wharf Holdings Ltd.	12,000	99,761
		1,073,488
TOTAL FINANCIALS		15,491,099
HEALTH CARE - 9.5%
Biotechnology - 0.4%
Abcam PLC	2,426	18,896
Algeta ASA (a)	288	16,593
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CSL Ltd.	3,227	$ 201,886
Grifols SA ADR	1,450	49,786
		287,161
Health Care Equipment & Supplies - 0.4%
Ansell Ltd.	1,355	25,050
GN Store Nordic A/S	2,419	57,768
Nihon Kohden Corp.	1,800	66,855
Olympus Corp. (a)	700	23,539
Sonova Holding AG Class B	563	78,450
St.Shine Optical Co. Ltd.	500	15,049
Straumann Holding AG	12	2,235
		268,946
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	300	42,476
Miraca Holdings, Inc.	300	13,939
Odontoprev SA	7,900	32,050
Ramsay Health Care Ltd.	414	14,599
Ryman Healthcare Group Ltd.	2,716	17,124
Ship Healthcare Holdings, Inc.	500	21,329
		141,517
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	84	21,510
Morphosys AG (a)	182	13,958
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	554	18,354
		53,822
Pharmaceuticals - 8.4%
Astellas Pharma, Inc.	2,100	124,428
Bayer AG	7,873	1,050,527
BTG PLC (a)	2,282	20,761
Daiichi Sankyo Kabushiki Kaisha	1,000	18,351
GlaxoSmithKline PLC	27,746	734,013
Hikma Pharmaceuticals PLC	1,853	36,567
Novartis AG	12,405	980,740
Novo Nordisk A/S Series B	830	148,375
Roche Holding AG (participation certificate)	4,751	1,324,556
Rohto Pharmaceutical Co. Ltd.	1,000	15,921
Sanofi SA	5,570	588,519
Santen Pharmaceutical Co. Ltd.	5,400	256,967
Sawai Pharmaceutical Co. Ltd.	200	13,803
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shionogi & Co. Ltd.	800	$ 17,586
Shire PLC	3,516	159,202
Sino Biopharmaceutical Ltd.	40,000	31,525
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,949	79,441
UCB SA	500	33,559
		5,634,841
TOTAL HEALTH CARE		6,386,287
INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
Cobham PLC	33,363	144,286
European Aeronautic Defence and Space Co. (EADS) NV	700	49,708
Finmeccanica SpA (a)	5,600	40,786
Meggitt PLC	9,959	81,333
Rolls-Royce Group PLC	16,382	331,052
Safran SA	1,000	65,841
Singapore Technologies Engineering Ltd.	23,000	74,049
Zodiac Aerospace	157	26,634
		813,689
Air Freight & Logistics - 0.9%
PostNL NV (a)	34,153	200,339
Yamato Holdings Co. Ltd.	19,600	415,552
		615,891
Airlines - 0.7%
Cathay Pacific Airways Ltd.	7,000	14,826
Copa Holdings SA Class A	97	14,688
easyJet PLC	2,846	66,314
International Consolidated Airlines Group SA (a)	4,500	27,002
International Consolidated Airlines Group SA CDI (a)	31,519	188,918
Japan Airlines Co. Ltd.	300	15,257
Ryanair Holdings PLC sponsored ADR	2,300	110,458
WestJet Airlines Ltd.	892	23,447
		460,910
Building Products - 0.7%
ASSA ABLOY AB (B Shares)	1,300	65,779
Compagnie de St. Gobain	1,078	57,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Daikin Industries Ltd.	2,500	$ 158,622
Geberit AG (Reg.)	647	190,088
		471,821
Commercial Services & Supplies - 0.7%
Babcock International Group PLC	5,835	125,076
Berendsen PLC	960	14,468
Brambles Ltd.	25,976	224,861
Intrum Justitia AB	506	12,883
Park24 Co. Ltd.	800	15,103
Secom Co. Ltd.	900	55,522
Serco Group PLC	1,954	14,564
		462,477
Construction & Engineering - 0.8%
Balfour Beatty PLC	25,090	109,822
Chiyoda Corp.	2,000	27,351
JGC Corp.	8,000	297,916
Keller Group PLC	866	15,006
VINCI SA	1,516	97,487
		547,582
Electrical Equipment - 1.7%
ABB Ltd. (Reg.)	1,998	51,015
Legrand SA	9,805	541,248
Mitsubishi Electric Corp.	7,000	80,834
Nidec Corp.	400	38,732
OSRAM Licht AG (a)	948	56,150
Schneider Electric SA	3,442	291,423
Sumitomo Electric Industries Ltd.	3,600	56,120
		1,115,522
Industrial Conglomerates - 1.6%
Bidvest Group Ltd.	1,680	42,263
Hutchison Whampoa Ltd.	9,000	114,466
Koninklijke Philips Electronics NV	3,354	119,943
SembCorp Industries Ltd.	19,000	81,763
Siemens AG	5,402	713,027
		1,071,462
Machinery - 1.9%
Andritz AG	400	25,363
Atlas Copco AB (A Shares)	10,725	298,727
Burckhardt Compression Holding AG	35	14,480
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
GEA Group AG	1,300	$ 60,598
Glory Ltd.	5,600	151,527
Haitian International Holdings Ltd.	7,000	16,018
IMI PLC	3,863	92,793
Joy Global, Inc.	1,800	101,808
JTEKT Corp.	2,100	32,450
Kawasaki Heavy Industries Ltd.	10,000	40,998
Makita Corp.	400	19,952
Mitsubishi Heavy Industries Ltd.	2,000	12,826
NSK Ltd.	2,000	23,622
Rotork PLC	352	16,358
Scania AB (B Shares)	1,500	29,751
Schindler Holding AG (participation certificate)	1,557	214,723
SembCorp Marine Ltd.	35,000	123,840
Senior Engineering Group PLC	2,373	11,268
Sumitomo Heavy Industries Ltd.	3,000	14,437
THK Co. Ltd.	500	12,119
		1,313,658
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	2	20,293
Orient Overseas International Ltd.	3,000	15,866
		36,159
Professional Services - 0.7%
Bertrandt AG	126	17,318
Capita Group PLC	6,245	101,880
Experian PLC	9,067	167,205
Hays PLC	4,944	10,031
Michael Page International PLC	13,608	105,767
SEEK Ltd.	2,433	29,610
SGS SA (Reg.)	10	22,540
		454,351
Road & Rail - 0.4%
Canadian National Railway Co.	1,129	127,175
Canadian Pacific Railway Ltd.	393	60,414
East Japan Railway Co.	800	65,518
West Japan Railway Co.	600	26,238
		279,345
Trading Companies & Distributors - 1.1%
Ashtead Group PLC	3,469	39,479
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Brenntag AG	832	$ 147,759
Bunzl PLC	12,613	286,465
Itochu Corp.	6,900	87,020
Misumi Group, Inc.	500	14,242
Mitsubishi Corp.	3,800	74,743
Noble Group Ltd.	23,000	20,253
Wolseley PLC	765	41,271
		711,232
Transportation Infrastructure - 0.2%
CCR SA	2,900	22,909
China Merchant Holdings International Co. Ltd.	24,000	89,158
Sydney Airport unit	2,682	9,521
		121,588
TOTAL INDUSTRIALS		8,475,687
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.1%
AAC Technology Holdings, Inc.	4,000	18,059
Nokia Corp. (a)	34,453	278,285
Telefonaktiebolaget LM Ericsson (B Shares)	35,402	441,072
		737,416
Computers & Peripherals - 0.0%
Wincor Nixdorf AG	374	25,618
Electronic Equipment & Components - 1.3%
China High Precision Automation Group Ltd.	15,000	580
Halma PLC	14,506	139,331
Hirose Electric Co. Ltd.	800	122,290
Hitachi Ltd.	27,000	198,985
HLS Systems International Ltd. (a)	943	17,908
Hoya Corp.	700	18,934
Keyence Corp.	300	120,504
Murata Manufacturing Co. Ltd.	500	42,999
Omron Corp.	1,400	57,602
Spectris PLC	2,278	90,690
TDK Corp.	600	27,996
Venture Corp. Ltd.	7,000	42,005
		879,824
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
Baidu.com, Inc. sponsored ADR (a)	460	$ 76,622
Mail.Ru Group Ltd. GDR (Reg. S)	611	25,265
NetEase.com, Inc. sponsored ADR	426	30,591
NHN Corp.	79	51,661
Qihoo 360 Technology Co. Ltd. ADR (a)	229	18,668
SouFun Holdings Ltd. ADR	304	19,745
Tencent Holdings Ltd.	900	52,055
Yahoo! Japan Corp.	18,200	87,762
Yandex NV (a)	560	22,260
		384,629
IT Services - 1.8%
Amadeus IT Holding SA Class A	8,574	321,142
Atos Origin SA	254	21,502
Cap Gemini SA	1,005	65,549
Cielo SA	1,700	49,269
Cognizant Technology Solutions Corp. Class A (a)	1,120	105,157
Computershare Ltd.	13,136	130,212
Infosys Ltd. sponsored ADR	647	34,951
Nomura Research Institute Ltd.	8,600	282,064
Obic Co. Ltd.	3,800	111,465
Otsuka Corp.	100	12,778
Wirecard AG	438	16,394
WNS Holdings Ltd. sponsored ADR (a)	1,663	33,293
		1,183,776
Office Electronics - 0.5%
Canon, Inc.	6,700	223,155
Konica Minolta, Inc.	1,500	15,125
Neopost SA	1,731	135,221
		373,501
Semiconductors & Semiconductor Equipment - 1.2%
ARM Holdings PLC	1,290	21,338
ASM International NV (Netherlands)	1,050	35,526
Infineon Technologies AG	14,108	143,200
MediaTek, Inc.	5,000	73,641
Nanoco Group PLC (a)	1,847	4,465
Samsung Electronics Co. Ltd.	56	79,062
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,307	324,583
Tokyo Electron Ltd.	1,800	97,516
		779,331
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.6%
Aveva Group PLC	322	$ 11,765
Dassault Systemes SA	405	46,485
Linx SA	800	15,885
Nintendo Co. Ltd.	600	77,472
SAP AG	2,778	229,701
SimCorp A/S	640	22,442
Trend Micro, Inc.	300	11,743
		415,493
TOTAL INFORMATION TECHNOLOGY		4,779,588
MATERIALS - 5.6%
Chemicals - 3.4%
Air Liquide SA	200	27,883
Akzo Nobel NV	8,766	660,240
Arkema SA	550	62,874
Asahi Kasei Corp.	4,000	31,549
AZ Electronic Materials SA	1,490	6,729
Chugoku Marine Paints Ltd.	4,000	22,802
DuluxGroup Ltd.	3,815	19,065
Elementis PLC	5,098	21,647
Givaudan SA	262	369,702
HEXPOL AB (B Shares)	384	27,369
Johnson Matthey PLC	927	48,084
JSR Corp.	1,200	22,057
Lanxess AG	600	39,700
Linde AG	1,710	349,229
Mitsubishi Gas Chemical Co., Inc.	2,000	15,657
Royal DSM NV	700	54,949
Shin-Etsu Chemical Co., Ltd.	4,500	260,042
Symrise AG	4,003	177,320
Syngenta AG (Switzerland)	249	97,614
		2,314,512
Construction Materials - 0.3%
CRH PLC	800	20,246
HeidelbergCement Finance AG	766	59,921
James Hardie Industries PLC CDI	5,435	62,038
Lafarge SA (Bearer)	500	35,505
		177,710
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Rexam PLC	19,136	$ 156,436
Smurfit Kappa Group PLC	3,881	92,286
		248,722
Metals & Mining - 1.5%
Fresnillo PLC	800	10,904
Gerdau SA sponsored ADR	8,600	66,564
Glencore Xstrata PLC	17,706	89,771
Iluka Resources Ltd.	11,854	94,629
Nippon Steel & Sumitomo Metal Corp.	14,000	45,371
Randgold Resources Ltd.	200	14,162
Rio Tinto Ltd.	1,977	118,879
Rio Tinto PLC	10,823	574,764
		1,015,044
Paper & Forest Products - 0.0%
Mondi PLC	1,500	24,667
TOTAL MATERIALS		3,780,655
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 1.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	30,300	50,672
BT Group PLC	50,017	305,372
China Unicom Ltd.	64,000	101,402
Hutchison Telecommunications Hong Kong Holdings Ltd.	30,000	11,493
Koninklijke KPN NV (a)	11,311	36,794
Singapore Telecommunications Ltd.	20,000	59,290
TDC A/S	27,009	242,307
Telefonica Brasil SA sponsored ADR	2,160	42,034
Telefonica SA	2,116	34,873
Telenor ASA	7,524	180,890
Telstra Corp. Ltd.	31,466	144,928
Vivendi SA	3,879	98,537
		1,308,592
Wireless Telecommunication Services - 4.3%
KDDI Corp.	20,700	1,299,243
NTT DoCoMo, Inc.	7,700	123,708
SK Telecom Co. Ltd.	822	175,808
SoftBank Corp.	2,500	202,304
StarHub Ltd.	6,000	20,321
Tele2 AB (B Shares)	3,911	47,670
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA sponsored ADR	990	$ 24,532
Vodafone Group PLC	271,045	1,004,863
		2,898,449
TOTAL TELECOMMUNICATION SERVICES		4,207,041
UTILITIES - 1.2%
Electric Utilities - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	2,000	13,196
Enel SpA	6,584	29,952
Energias do Brasil SA	14,100	72,660
Iberdrola SA	11,300	71,982
Kansai Electric Power Co., Inc. (a)	1,500	17,029
Korea Electric Power Corp. (a)	2,690	81,388
Tohoku Electric Power Co., Inc. (a)	1,600	17,633
		303,840
Gas Utilities - 0.3%
China Resources Gas Group Ltd.	18,000	55,259
Snam Rete Gas SpA	13,500	72,641
Tokyo Gas Co. Ltd.	19,000	94,587
		222,487
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	1,500	16,973
Multi-Utilities - 0.4%
GDF Suez	12,291	285,086
TOTAL UTILITIES		828,386
TOTAL COMMON STOCKS (Cost $50,411,075)		63,099,531
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	600	159,224
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA	2,949	334,393
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Itau Unibanco Holding SA	3,400	$ 47,819
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series C	1,408,852	2,305
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA (Risparmio Shares)	124,493	95,729
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $493,442)		639,470
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan Index ETF (Cost $74,578)	6,878	82,949
Money Market Funds - 5.1%

SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $3,419,589)	3,419,589	3,419,589
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $54,398,684)		67,241,539
NET OTHER ASSETS (LIABILITIES) - 0.3%		219,721
NET ASSETS - 100%		$ 67,461,260
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 Nikkei 225 Index Contracts (Japan)	Dec. 2013	$ 471,300	$ 53,526
16 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	1,508,880	34,385
TOTAL EQUITY INDEX CONTRACTS		$ 1,980,180	$ 87,911

The face value of futures purchased as a percentage of net assets is 2.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,003 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,197,233	$ 6,922,786	$ 1,274,447	$ -
Consumer Staples	7,311,150	5,009,831	2,301,319	-
Energy	4,136,022	2,121,457	2,014,565	-
Financials	15,538,918	10,176,450	5,362,468	-
Health Care	6,386,287	3,775,438	2,610,849	-
Industrials	8,477,992	7,555,275	922,717	-
Information Technology	4,779,588	3,507,985	1,271,023	580
Materials	3,780,655	3,073,869	706,786	-
Telecommunication Services	4,302,770	2,461,015	1,841,755	-
Utilities	828,393	747,005	81,388	-
Equity Funds	82,949	82,949	-	-
Money Market Funds	3,419,582	3,419,582	-	-
Total Investments in Securities:	$ 67,241,539	$ 48,853,642	$ 18,387,317	$ 580
Derivative Instruments:
Assets
Futures Contracts	$ 87,911	$ 87,911	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $54,462,150. Net unrealized appreciation aggregated $12,779,389, of which $13,514,458 related to appreciated investment securities and $735,069 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds

November 30, 2013

1.938038.101

RMF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Emerging Markets Funds - 99.9%
Aberdeen Emerging Markets Fund Institutional Class	100,412	$ 1,493,125
Acadian Emerging Markets Portfolio Institutional Class	88,348	1,663,588
Eaton Vance Parametric Structured Emerging Markets Fund Class I	35,681	539,144
Fidelity Emerging Markets Fund (b)	46,691	1,131,319
GMO Emerging Markets Fund - Class V	133,877	1,494,065
iShares China Large-Cap ETF	4,360	174,967
Lazard Emerging Markets Equity Portfolio Institutional Class	79,004	1,541,374
Oppenheimer Developing Markets Fund Class Y	16,092	604,730
SSgA Emerging Markets Fund Select Class	11,673	215,246
T. Rowe Price Emerging Markets Stock Fund	34,792	1,146,033
Templeton Frontier Markets Fund - Advisor Class	58	1,053
Thornburg Developing World Fund - Class I	39,506	746,260
Wasatch Frontier Emerging Small Countries Fund	676	2,101
TOTAL EQUITY FUNDS (Cost $10,459,204)		10,753,005
Money Market Funds - 0.2%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $17,750)	17,750	17,750
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $10,476,954)		10,770,755
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,668)
NET ASSETS - 100%		$ 10,757,087
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 984,774	$ 185,064	$ 64,823	$ -	$ 1,131,319
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $10,498,149. Net unrealized appreciation aggregated $272,606, of which $366,912 related to appreciated investment securities and $94,306 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds
Class L
Class N

November 30, 2013

1.9585961.100

RMF-L-RMF-N-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Emerging Markets Funds - 99.9%
Aberdeen Emerging Markets Fund Institutional Class	100,412	$ 1,493,125
Acadian Emerging Markets Portfolio Institutional Class	88,348	1,663,588
Eaton Vance Parametric Structured Emerging Markets Fund Class I	35,681	539,144
Fidelity Emerging Markets Fund (b)	46,691	1,131,319
GMO Emerging Markets Fund - Class V	133,877	1,494,065
iShares China Large-Cap ETF	4,360	174,967
Lazard Emerging Markets Equity Portfolio Institutional Class	79,004	1,541,374
Oppenheimer Developing Markets Fund Class Y	16,092	604,730
SSgA Emerging Markets Fund Select Class	11,673	215,246
T. Rowe Price Emerging Markets Stock Fund	34,792	1,146,033
Templeton Frontier Markets Fund - Advisor Class	58	1,053
Thornburg Developing World Fund - Class I	39,506	746,260
Wasatch Frontier Emerging Small Countries Fund	676	2,101
TOTAL EQUITY FUNDS (Cost $10,459,204)		10,753,005
Money Market Funds - 0.2%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $17,750)	17,750	17,750
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $10,476,954)		10,770,755
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,668)
NET ASSETS - 100%		$ 10,757,087
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 984,774	$ 185,064	$ 64,823	$ -	$ 1,131,319
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $10,498,149. Net unrealized appreciation aggregated $272,606, of which $366,912 related to appreciated investment securities and $94,306 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities
Fund of Funds

November 30, 2013

1.941264.101

ODF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.4%
	Shares	Value
High Yield Fixed-Income Funds - 100.4%
BlackRock High Yield Bond Fund Institutional Class	44,293	$ 368,078
Eaton Vance Income Fund of Boston Class I	42,423	257,083
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	9,867	100,244
Fidelity Advisor High Income Fund Institutional Class (a)	5,206	45,710
Fidelity Capital & Income Fund (a)	47,717	470,016
Fidelity High Income Fund (a)	40,214	378,820
Hotchkis and Wiley High Yield Fund I	15,707	206,856
IVY High Income Fund Class I	16,818	147,496
Janus High-Yield Fund Class I Shares	36,316	341,003
MainStay High Yield Corporate Bond Fund Class I	31,759	192,462
PIMCO High-Yield Fund Institutional Class	8,110	78,021
T. Rowe Price High Yield Fund	89,011	636,428
Third Avenue Focused Credit Fund Institutional Class	16,056	181,275
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,326,323)		3,403,492
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(13,031)
NET ASSETS - 100%		$ 3,390,461
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 37,401	$ 89,078	$ 28,199	$ 1,907	$ 100,244
Fidelity Advisor High Income Fund Institutional Class	36,698	37,195	28,199	1,727	45,710
Fidelity Capital & Income Fund	235,291	476,307	251,985	11,675	470,016
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity High Income Fund	$ 166,020	$ 316,489	$ 105,672	$ 9,388	$ 378,820
Total	$ 475,410	$ 919,069	$ 414,055	$ 24,697	$ 994,790
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $3,329,679. Net unrealized appreciation aggregated $73,813, of which $75,017 related to appreciated investment securities and $1,204 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities
Fund of Funds
Class L
Class N

November 30, 2013

1.9585967.100

ODF-L-ODF-N-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.4%
	Shares	Value
High Yield Fixed-Income Funds - 100.4%
BlackRock High Yield Bond Fund Institutional Class	44,293	$ 368,078
Eaton Vance Income Fund of Boston Class I	42,423	257,083
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	9,867	100,244
Fidelity Advisor High Income Fund Institutional Class (a)	5,206	45,710
Fidelity Capital & Income Fund (a)	47,717	470,016
Fidelity High Income Fund (a)	40,214	378,820
Hotchkis and Wiley High Yield Fund I	15,707	206,856
IVY High Income Fund Class I	16,818	147,496
Janus High-Yield Fund Class I Shares	36,316	341,003
MainStay High Yield Corporate Bond Fund Class I	31,759	192,462
PIMCO High-Yield Fund Institutional Class	8,110	78,021
T. Rowe Price High Yield Fund	89,011	636,428
Third Avenue Focused Credit Fund Institutional Class	16,056	181,275
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,326,323)		3,403,492
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(13,031)
NET ASSETS - 100%		$ 3,390,461
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 37,401	$ 89,078	$ 28,199	$ 1,907	$ 100,244
Fidelity Advisor High Income Fund Institutional Class	36,698	37,195	28,199	1,727	45,710
Fidelity Capital & Income Fund	235,291	476,307	251,985	11,675	470,016
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity High Income Fund	$ 166,020	$ 316,489	$ 105,672	$ 9,388	$ 378,820
Total	$ 475,410	$ 919,069	$ 414,055	$ 24,697	$ 994,790
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $3,329,679. Net unrealized appreciation aggregated $73,813, of which $75,017 related to appreciated investment securities and $1,204 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income
Multi-Manager Fund

November 30, 2013

1.941274.101

ACF-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (d)	$ 2,000	$ 2,055
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	2,000	2,001
4.25% 6/15/23 (d)	9,000	8,902
5.75% 6/15/43 (d)	6,000	6,163
		17,066
Media - 0.7%
COX Communications, Inc. 3.25% 12/15/22 (d)	4,000	3,663
Discovery Communications LLC:
3.25% 4/1/23	2,000	1,875
4.875% 4/1/43	3,000	2,798
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,996
Time Warner Cable, Inc.:
4% 9/1/21	118,000	109,841
4.5% 9/15/42	14,000	10,357
5.5% 9/1/41	5,000	4,055
5.85% 5/1/17	4,000	4,409
5.875% 11/15/40	4,000	3,401
Viacom, Inc.:
2.5% 9/1/18	2,000	2,025
4.25% 9/1/23	22,000	22,221
		277,641
TOTAL CONSUMER DISCRETIONARY		296,762
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Beam, Inc. 1.75% 6/15/18	5,000	4,934
Heineken NV:
1.4% 10/1/17 (d)	5,000	4,952
2.75% 4/1/23 (d)	5,000	4,554
		14,440
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	4,000	4,021
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	3,978
3.2% 1/25/23	4,000	3,739
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
4.65% 1/25/43	$ 3,000	$ 2,728
Kraft Foods, Inc. 5.375% 2/10/20	50,000	56,531
		66,976
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,448
4% 1/31/24	6,000	5,910
4.25% 8/9/42	7,000	5,893
4.75% 5/5/21	20,000	21,498
5.375% 1/31/44	10,000	9,942
9.7% 11/10/18	2,000	2,665
Reynolds American, Inc.:
3.25% 11/1/22	50,000	46,425
4.75% 11/1/42	8,000	7,050
6.15% 9/15/43	4,000	4,328
		110,159
TOTAL CONSUMER STAPLES		195,596
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (d)	100,000	100,703
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,042
3.875% 3/15/23	18,000	16,775
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	40,937
5.625% 5/20/43	10,000	8,260
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	100,000	103,360
5.75% 1/20/20	3,000	3,119
Petroleos Mexicanos:
3.5% 1/30/23	10,000	9,110
5.5% 6/27/44	120,000	106,200
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41	$ 15,000	$ 15,169
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,045
		310,017
TOTAL ENERGY		410,720
FINANCIALS - 3.7%
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	29,000	29,762
5.75% 1/24/22	8,000	9,029
6.75% 10/1/37	100,000	110,900
Lazard Group LLC 4.25% 11/14/20	5,000	4,998
Morgan Stanley:
2.125% 4/25/18	15,000	14,980
3.75% 2/25/23	36,000	35,063
4.875% 11/1/22	48,000	49,304
5% 11/24/25	15,000	15,012
		269,048
Commercial Banks - 0.4%
Credit Suisse 6% 2/15/18	2,000	2,308
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,096
Regions Financial Corp.:
2% 5/15/18	10,000	9,833
5.75% 6/15/15	100,000	106,853
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	13,000	13,186
6.125% 12/15/22	29,000	29,551
		162,827
Consumer Finance - 0.1%
General Electric Capital Corp. 1% 12/11/15	8,000	8,045
Hyundai Capital America:
1.625% 10/2/15 (d)	3,000	3,018
1.875% 8/9/16 (d)	3,000	3,027
2.125% 10/2/17 (d)	4,000	4,017
2.875% 8/9/18 (d)	5,000	5,078
		23,185
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.8%
Bank of America Corp.:
3.3% 1/11/23	$ 69,000	$ 65,288
4.1% 7/24/23	10,000	10,038
Citigroup, Inc.:
4.05% 7/30/22	4,000	3,968
5.5% 9/13/25	13,000	13,761
6.125% 5/15/18	31,000	36,275
6.675% 9/13/43	5,000	5,592
JPMorgan Chase & Co.:
3.25% 9/23/22	22,000	21,100
4.5% 1/24/22	100,000	106,145
5.625% 8/16/43	50,000	50,969
		313,136
Insurance - 0.4%
American International Group, Inc.:
4.875% 6/1/22	6,000	6,500
5.6% 10/18/16	9,000	10,068
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,208
MetLife, Inc.:
1.756% 12/15/17 (b)	5,000	5,004
3.048% 12/15/22	10,000	9,508
4.368% 9/15/23 (f)	8,000	8,303
Pacific LifeCorp:
5.125% 1/30/43 (d)	11,000	10,279
6% 2/10/20 (d)	2,000	2,247
Prudential Financial, Inc.:
2.3% 8/15/18	1,000	1,014
4.5% 11/16/21	100,000	107,382
Unum Group 5.75% 8/15/42	12,000	12,497
		175,010
Real Estate Investment Trusts - 0.8%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,831
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,102
Boston Properties, Inc. 3.85% 2/1/23	25,000	24,731
Camden Property Trust:
2.95% 12/15/22	4,000	3,664
4.25% 1/15/24 (e)	8,000	8,090
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.75% 4/15/18	$ 132,000	$ 144,275
9.625% 3/15/16	3,000	3,541
Duke Realty LP:
3.625% 4/15/23	5,000	4,665
3.875% 10/15/22	8,000	7,671
5.95% 2/15/17	100,000	111,883
Equity One, Inc. 3.75% 11/15/22	20,000	18,847
Health Care REIT, Inc.:
2.25% 3/15/18	5,000	4,992
4.7% 9/15/17	2,000	2,193
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,852
		344,337
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.25% 7/15/22	4,000	3,876
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,523
4.95% 4/15/18	7,000	7,603
ERP Operating LP 4.625% 12/15/21	75,000	80,121
Liberty Property LP:
3.375% 6/15/23	25,000	23,076
5.5% 12/15/16	100,000	111,202
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	8,936
3.15% 5/15/23	12,000	10,602
Mid-America Apartments LP 4.3% 10/15/23	2,000	1,970
Tanger Properties LP 3.875% 12/1/23	4,000	3,917
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	6,000	5,943
4% 4/30/19	3,000	3,181
		269,950
TOTAL FINANCIALS		1,557,493
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	2,000	1,986
2.75% 11/15/22	5,000	4,637
Express Scripts Holding Co. 3.5% 11/15/16	100,000	106,514
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
2.75% 2/15/23	$ 2,000	$ 1,859
2.875% 3/15/23	13,000	12,212
WellPoint, Inc. 3.3% 1/15/23	21,000	19,869
		147,077
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	10,000	10,077
2.9% 11/6/22	11,000	10,360
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,993
Zoetis, Inc. 3.25% 2/1/23	4,000	3,766
		27,196
TOTAL HEALTH CARE		174,273
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,001
MATERIALS - 0.1%
Metals & Mining - 0.1%
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,424
4.1% 5/1/23	56,000	50,487
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,000	4,696
		60,607
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
5.35% 9/1/40	6,000	5,799
5.55% 8/15/41	120,000	119,283
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,140
6% 4/1/17	2,000	2,185
6.15% 9/15/19	2,000	2,105
Embarq Corp. 7.082% 6/1/16	6,000	6,717
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
3.85% 11/1/42	$ 3,000	$ 2,401
6.55% 9/15/43	135,000	153,638
		294,268
UTILITIES - 0.4%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,739
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,296
Duke Energy Corp.:
2.1% 6/15/18	5,000	5,024
3.95% 10/15/23	2,000	2,018
FirstEnergy Corp.:
2.75% 3/15/18	8,000	7,883
4.25% 3/15/23	30,000	27,940
7.375% 11/15/31	1,000	1,058
Monongahela Power Co.:
4.1% 4/15/24 (d)	4,000	4,000
5.4% 12/15/43 (d)	6,000	6,051
Northeast Utilities:
1.45% 5/1/18	3,000	2,939
2.8% 5/1/23	12,000	11,039
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	5,640
		80,627
Multi-Utilities - 0.2%
Dominion Resources, Inc. 2.5481% 9/30/66 (f)	2,000	1,862
NiSource Finance Corp. 4.45% 12/1/21	100,000	102,700
Sempra Energy 2.875% 10/1/22	4,000	3,704
		108,266
TOTAL UTILITIES		188,893
TOTAL NONCONVERTIBLE BONDS (Cost $3,223,121)		3,180,613
U.S. Treasury Obligations - 8.6%

U.S. Treasury Notes:
0.375% 3/15/15	610,000	611,382
0.375% 1/15/16	244,000	244,324
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
0.5% 6/15/16	$ 122,000	$ 122,286
0.625% 5/31/17	200,000	198,859
0.625% 9/30/17	455,000	449,881
0.625% 11/30/17	658,000	648,490
0.75% 10/31/17	196,000	194,408
0.75% 12/31/17	499,000	493,542
1.25% 10/31/18	680,000	677,184
1.375% 9/30/18	42,000	42,131
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,674,849)		3,682,487
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 1.9%
3% 12/1/28 (e)	100,000	103,141
3% 7/1/43	99,999	96,636
3.5% 9/1/42 to 6/1/43	146,622	146,072
4% 4/1/25 to 3/1/42	178,631	188,278
4.5% 3/1/41 to 10/1/41	65,557	70,116
4.5% 12/1/43 (e)	100,000	106,742
5% 6/1/35	62,759	68,250
TOTAL FANNIE MAE		779,235
Freddie Mac - 0.8%
3% 2/1/43	95,684	92,091
3.5% 10/1/42 to 8/1/43	245,531	245,621
TOTAL FREDDIE MAC		337,712
Ginnie Mae - 0.8%
3.5% 4/20/42	94,339	96,558
4% 12/1/43 (e)	100,000	105,508
5% 10/15/33	137,408	150,595
TOTAL GINNIE MAE		352,661
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,486,388)		1,469,608
Collateralized Mortgage Obligations - 0.9%
	Principal Amount	Value
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2006-82 Class F, 0.736% 9/25/36 (f)	$ 2,896	$ 2,891
Series 2007-53 Class FB, 0.566% 6/25/37 (f)	18,340	18,333
Series 2007-85 Class FL, 0.706% 9/25/37 (f)	6,241	6,275
Series 2007-89 Class FT, 0.736% 9/25/37 (f)	5,670	5,719
Series 2012-122 Class LF, 0.566% 11/25/42 (f)	92,089	91,602
Series 2013-44 Class FA, 0.4202% 5/25/43 (f)	35,098	35,019
floater planned amortization class:
Series 2012-111 Class NF, 0.516% 5/25/42 (f)	9,197	9,197
Series 2012-113 Class PF, 0.516% 10/25/40 (f)	18,650	18,671
Series 2012-128:
Class VF, 0.416% 6/25/42 (f)	37,364	37,268
Class YF, 0.466% 6/25/42 (f)	37,402	37,356
floater sequential payer Series 2012-120 Class FE 0.466% 2/25/39 (f)	4,414	4,390
Freddie Mac:
floater:
Series 3349 Class FE, 0.6577% 7/15/37 (f)	7,272	7,316
Series 3376 Class FA, 0.7677% 10/15/37 (f)	7,037	7,094
Series 4087 Class FB, 0.6377% 7/15/42 (f)	69,853	69,776
floater planned amortization class Series 4094 Class BF, 0.5677% 8/15/32 (f)	9,035	9,066
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2010-113 Class JF, 0.5725% 3/20/38 (f)	6,921	6,952
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $369,062)		366,925
Commercial Mortgage Securities - 2.6%

Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	40,000	44,156
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	107,674
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	132,695
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (f)	24,581	26,997
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 10,000	$ 10,893
Series 2007-CB18 Class A4, 5.44% 6/12/47	70,000	77,396
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (f)	20,000	22,405
Series 2007-LD11 Class A4, 5.813% 6/15/49 (f)	240,000	269,747
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (f)	50,000	54,854
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (f)	10,000	11,288
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	7,588	8,502
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (f)	25,000	27,262
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	188,538
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	11,014
Series 2007-C32 Class A3, 5.7326% 6/15/49 (f)	90,000	100,493
Series 2007-C33 Class A4, 5.9245% 2/15/51 (f)	24,000	26,584
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,112,740)		1,120,498
Municipal Securities - 0.5%

California Gen. Oblig. 7.6% 11/1/40	115,000	156,709
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	45,632
Series 2010-1, 6.63% 2/1/35	5,000	5,147
Series 2010-3, 6.725% 4/1/35	5,000	5,196
Series 2011, 5.877% 3/1/19	5,000	5,418
TOTAL MUNICIPAL SECURITIES (Cost $218,615)		218,102
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States:
4% 10/2/23	22,000	21,802
4.75% 3/8/44	10,000	8,760
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,847)		30,562
Fixed-Income Funds - 73.0%
	Shares	Value
Intermediate-Term Bond Funds - 72.0%
DoubleLine Total Return Bond Fund Class I	213,308	$ 2,327,190
Fidelity GNMA Fund (c)	88,114	997,445
JPMorgan Core Bond Fund Select Class	395,279	4,601,045
Metropolitan West Total Return Bond Fund Class I	380,653	4,065,378
PIMCO Total Return Fund Institutional Class	943,173	10,261,718
Western Asset Core Bond Fund Class I	211,268	2,514,089
Western Asset Core Plus Bond Fund Class I	521,279	5,880,029
TOTAL INTERMEDIATE-TERM BOND FUNDS		30,646,894
Long-Term Bond Funds - 1.0%
PIMCO Long-Term Credit Fund Institutional Class	35,548	427,994
TOTAL FIXED-INCOME FUNDS (Cost $31,878,581)		31,074,888
Short-Term Funds - 3.3%

Short-Term Funds - 3.3%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,420,750)	123,144	1,405,070
Money Market Funds - 0.7%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $316,657)	316,657	316,657
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $43,733,610)		42,865,410
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(306,593)
NET ASSETS - 100%		$ 42,558,817
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,710 or 0.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 829,110	$ 199,230	$ -	$ 12,106	$ 997,445
Spartan Long-Term Treasury Bond Index Fund Investor Class	205,211	3,152	187,153	3,546	-
Spartan U.S. Bond Index Fund Investor Class	2,313,521	41,675	2,349,424	9,439	-
Total	$ 3,347,842	$ 244,057	$ 2,536,577	$ 25,091	$ 997,445
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,180,613	$ -	$ 3,180,613	$ -
U.S. Government and Government Agency Obligations	3,682,487	-	3,682,487	-
U.S. Government Agency - Mortgage Securities	1,469,608	-	1,469,608	-
Collateralized Mortgage Obligations	366,925	-	366,925	-
Commercial Mortgage Securities	1,120,498	-	1,120,498	-
Municipal Securities	218,102	-	218,102	-
Foreign Government and Government Agency Obligations	30,562	-	30,562	-
Fixed-Income Funds	31,074,888	31,074,888	-	-
Short-Term Funds	1,405,070	1,405,070	-	-
Money Market Funds	316,657	316,657	-	-
Total Investments in Securities:	$ 42,865,410	$ 32,796,615	$ 10,068,795	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $43,733,048. Net unrealized depreciation aggregated $867,638, of which $108,662 related to appreciated investment securities and $976,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income
Multi-Manager Fund
Class L
Class N

November 30, 2013

1.9585976.100

ACF-L-ACF-N-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (d)	$ 2,000	$ 2,055
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	2,000	2,001
4.25% 6/15/23 (d)	9,000	8,902
5.75% 6/15/43 (d)	6,000	6,163
		17,066
Media - 0.7%
COX Communications, Inc. 3.25% 12/15/22 (d)	4,000	3,663
Discovery Communications LLC:
3.25% 4/1/23	2,000	1,875
4.875% 4/1/43	3,000	2,798
NBCUniversal, Inc. 5.15% 4/30/20	100,000	112,996
Time Warner Cable, Inc.:
4% 9/1/21	118,000	109,841
4.5% 9/15/42	14,000	10,357
5.5% 9/1/41	5,000	4,055
5.85% 5/1/17	4,000	4,409
5.875% 11/15/40	4,000	3,401
Viacom, Inc.:
2.5% 9/1/18	2,000	2,025
4.25% 9/1/23	22,000	22,221
		277,641
TOTAL CONSUMER DISCRETIONARY		296,762
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Beam, Inc. 1.75% 6/15/18	5,000	4,934
Heineken NV:
1.4% 10/1/17 (d)	5,000	4,952
2.75% 4/1/23 (d)	5,000	4,554
		14,440
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	4,000	4,021
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	3,978
3.2% 1/25/23	4,000	3,739
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.: - continued
4.65% 1/25/43	$ 3,000	$ 2,728
Kraft Foods, Inc. 5.375% 2/10/20	50,000	56,531
		66,976
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,448
4% 1/31/24	6,000	5,910
4.25% 8/9/42	7,000	5,893
4.75% 5/5/21	20,000	21,498
5.375% 1/31/44	10,000	9,942
9.7% 11/10/18	2,000	2,665
Reynolds American, Inc.:
3.25% 11/1/22	50,000	46,425
4.75% 11/1/42	8,000	7,050
6.15% 9/15/43	4,000	4,328
		110,159
TOTAL CONSUMER STAPLES		195,596
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (d)	100,000	100,703
Oil, Gas & Consumable Fuels - 0.7%
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,042
3.875% 3/15/23	18,000	16,775
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	40,937
5.625% 5/20/43	10,000	8,260
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	100,000	103,360
5.75% 1/20/20	3,000	3,119
Petroleos Mexicanos:
3.5% 1/30/23	10,000	9,110
5.5% 6/27/44	120,000	106,200
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41	$ 15,000	$ 15,169
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,045
		310,017
TOTAL ENERGY		410,720
FINANCIALS - 3.7%
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	29,000	29,762
5.75% 1/24/22	8,000	9,029
6.75% 10/1/37	100,000	110,900
Lazard Group LLC 4.25% 11/14/20	5,000	4,998
Morgan Stanley:
2.125% 4/25/18	15,000	14,980
3.75% 2/25/23	36,000	35,063
4.875% 11/1/22	48,000	49,304
5% 11/24/25	15,000	15,012
		269,048
Commercial Banks - 0.4%
Credit Suisse 6% 2/15/18	2,000	2,308
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,096
Regions Financial Corp.:
2% 5/15/18	10,000	9,833
5.75% 6/15/15	100,000	106,853
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	13,000	13,186
6.125% 12/15/22	29,000	29,551
		162,827
Consumer Finance - 0.1%
General Electric Capital Corp. 1% 12/11/15	8,000	8,045
Hyundai Capital America:
1.625% 10/2/15 (d)	3,000	3,018
1.875% 8/9/16 (d)	3,000	3,027
2.125% 10/2/17 (d)	4,000	4,017
2.875% 8/9/18 (d)	5,000	5,078
		23,185
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.8%
Bank of America Corp.:
3.3% 1/11/23	$ 69,000	$ 65,288
4.1% 7/24/23	10,000	10,038
Citigroup, Inc.:
4.05% 7/30/22	4,000	3,968
5.5% 9/13/25	13,000	13,761
6.125% 5/15/18	31,000	36,275
6.675% 9/13/43	5,000	5,592
JPMorgan Chase & Co.:
3.25% 9/23/22	22,000	21,100
4.5% 1/24/22	100,000	106,145
5.625% 8/16/43	50,000	50,969
		313,136
Insurance - 0.4%
American International Group, Inc.:
4.875% 6/1/22	6,000	6,500
5.6% 10/18/16	9,000	10,068
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,208
MetLife, Inc.:
1.756% 12/15/17 (b)	5,000	5,004
3.048% 12/15/22	10,000	9,508
4.368% 9/15/23 (f)	8,000	8,303
Pacific LifeCorp:
5.125% 1/30/43 (d)	11,000	10,279
6% 2/10/20 (d)	2,000	2,247
Prudential Financial, Inc.:
2.3% 8/15/18	1,000	1,014
4.5% 11/16/21	100,000	107,382
Unum Group 5.75% 8/15/42	12,000	12,497
		175,010
Real Estate Investment Trusts - 0.8%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	2,831
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,102
Boston Properties, Inc. 3.85% 2/1/23	25,000	24,731
Camden Property Trust:
2.95% 12/15/22	4,000	3,664
4.25% 1/15/24 (e)	8,000	8,090
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.75% 4/15/18	$ 132,000	$ 144,275
9.625% 3/15/16	3,000	3,541
Duke Realty LP:
3.625% 4/15/23	5,000	4,665
3.875% 10/15/22	8,000	7,671
5.95% 2/15/17	100,000	111,883
Equity One, Inc. 3.75% 11/15/22	20,000	18,847
Health Care REIT, Inc.:
2.25% 3/15/18	5,000	4,992
4.7% 9/15/17	2,000	2,193
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,852
		344,337
Real Estate Management & Development - 0.6%
BioMed Realty LP 4.25% 7/15/22	4,000	3,876
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,523
4.95% 4/15/18	7,000	7,603
ERP Operating LP 4.625% 12/15/21	75,000	80,121
Liberty Property LP:
3.375% 6/15/23	25,000	23,076
5.5% 12/15/16	100,000	111,202
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	8,936
3.15% 5/15/23	12,000	10,602
Mid-America Apartments LP 4.3% 10/15/23	2,000	1,970
Tanger Properties LP 3.875% 12/1/23	4,000	3,917
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	6,000	5,943
4% 4/30/19	3,000	3,181
		269,950
TOTAL FINANCIALS		1,557,493
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	2,000	1,986
2.75% 11/15/22	5,000	4,637
Express Scripts Holding Co. 3.5% 11/15/16	100,000	106,514
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
2.75% 2/15/23	$ 2,000	$ 1,859
2.875% 3/15/23	13,000	12,212
WellPoint, Inc. 3.3% 1/15/23	21,000	19,869
		147,077
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	10,000	10,077
2.9% 11/6/22	11,000	10,360
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	2,993
Zoetis, Inc. 3.25% 2/1/23	4,000	3,766
		27,196
TOTAL HEALTH CARE		174,273
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,001
MATERIALS - 0.1%
Metals & Mining - 0.1%
Barrick Gold Corp.:
3.85% 4/1/22	6,000	5,424
4.1% 5/1/23	56,000	50,487
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,000	4,696
		60,607
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
5.35% 9/1/40	6,000	5,799
5.55% 8/15/41	120,000	119,283
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,140
6% 4/1/17	2,000	2,185
6.15% 9/15/19	2,000	2,105
Embarq Corp. 7.082% 6/1/16	6,000	6,717
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
3.85% 11/1/42	$ 3,000	$ 2,401
6.55% 9/15/43	135,000	153,638
		294,268
UTILITIES - 0.4%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,739
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,296
Duke Energy Corp.:
2.1% 6/15/18	5,000	5,024
3.95% 10/15/23	2,000	2,018
FirstEnergy Corp.:
2.75% 3/15/18	8,000	7,883
4.25% 3/15/23	30,000	27,940
7.375% 11/15/31	1,000	1,058
Monongahela Power Co.:
4.1% 4/15/24 (d)	4,000	4,000
5.4% 12/15/43 (d)	6,000	6,051
Northeast Utilities:
1.45% 5/1/18	3,000	2,939
2.8% 5/1/23	12,000	11,039
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	5,640
		80,627
Multi-Utilities - 0.2%
Dominion Resources, Inc. 2.5481% 9/30/66 (f)	2,000	1,862
NiSource Finance Corp. 4.45% 12/1/21	100,000	102,700
Sempra Energy 2.875% 10/1/22	4,000	3,704
		108,266
TOTAL UTILITIES		188,893
TOTAL NONCONVERTIBLE BONDS (Cost $3,223,121)		3,180,613
U.S. Treasury Obligations - 8.6%

U.S. Treasury Notes:
0.375% 3/15/15	610,000	611,382
0.375% 1/15/16	244,000	244,324
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
0.5% 6/15/16	$ 122,000	$ 122,286
0.625% 5/31/17	200,000	198,859
0.625% 9/30/17	455,000	449,881
0.625% 11/30/17	658,000	648,490
0.75% 10/31/17	196,000	194,408
0.75% 12/31/17	499,000	493,542
1.25% 10/31/18	680,000	677,184
1.375% 9/30/18	42,000	42,131
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,674,849)		3,682,487
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 1.9%
3% 12/1/28 (e)	100,000	103,141
3% 7/1/43	99,999	96,636
3.5% 9/1/42 to 6/1/43	146,622	146,072
4% 4/1/25 to 3/1/42	178,631	188,278
4.5% 3/1/41 to 10/1/41	65,557	70,116
4.5% 12/1/43 (e)	100,000	106,742
5% 6/1/35	62,759	68,250
TOTAL FANNIE MAE		779,235
Freddie Mac - 0.8%
3% 2/1/43	95,684	92,091
3.5% 10/1/42 to 8/1/43	245,531	245,621
TOTAL FREDDIE MAC		337,712
Ginnie Mae - 0.8%
3.5% 4/20/42	94,339	96,558
4% 12/1/43 (e)	100,000	105,508
5% 10/15/33	137,408	150,595
TOTAL GINNIE MAE		352,661
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,486,388)		1,469,608
Collateralized Mortgage Obligations - 0.9%
	Principal Amount	Value
U.S. Government Agency - 0.9%
Fannie Mae:
floater:
Series 2006-82 Class F, 0.736% 9/25/36 (f)	$ 2,896	$ 2,891
Series 2007-53 Class FB, 0.566% 6/25/37 (f)	18,340	18,333
Series 2007-85 Class FL, 0.706% 9/25/37 (f)	6,241	6,275
Series 2007-89 Class FT, 0.736% 9/25/37 (f)	5,670	5,719
Series 2012-122 Class LF, 0.566% 11/25/42 (f)	92,089	91,602
Series 2013-44 Class FA, 0.4202% 5/25/43 (f)	35,098	35,019
floater planned amortization class:
Series 2012-111 Class NF, 0.516% 5/25/42 (f)	9,197	9,197
Series 2012-113 Class PF, 0.516% 10/25/40 (f)	18,650	18,671
Series 2012-128:
Class VF, 0.416% 6/25/42 (f)	37,364	37,268
Class YF, 0.466% 6/25/42 (f)	37,402	37,356
floater sequential payer Series 2012-120 Class FE 0.466% 2/25/39 (f)	4,414	4,390
Freddie Mac:
floater:
Series 3349 Class FE, 0.6577% 7/15/37 (f)	7,272	7,316
Series 3376 Class FA, 0.7677% 10/15/37 (f)	7,037	7,094
Series 4087 Class FB, 0.6377% 7/15/42 (f)	69,853	69,776
floater planned amortization class Series 4094 Class BF, 0.5677% 8/15/32 (f)	9,035	9,066
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2010-113 Class JF, 0.5725% 3/20/38 (f)	6,921	6,952
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $369,062)		366,925
Commercial Mortgage Securities - 2.6%

Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	40,000	44,156
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	107,674
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	132,695
Series 2006-GG7 Class A4, 5.8284% 7/10/38 (f)	24,581	26,997
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	$ 10,000	$ 10,893
Series 2007-CB18 Class A4, 5.44% 6/12/47	70,000	77,396
Series 2007-CB19 Class A4, 5.7062% 2/12/49 (f)	20,000	22,405
Series 2007-LD11 Class A4, 5.813% 6/15/49 (f)	240,000	269,747
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (f)	50,000	54,854
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (f)	10,000	11,288
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	7,588	8,502
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (f)	25,000	27,262
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	188,538
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	11,014
Series 2007-C32 Class A3, 5.7326% 6/15/49 (f)	90,000	100,493
Series 2007-C33 Class A4, 5.9245% 2/15/51 (f)	24,000	26,584
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,112,740)		1,120,498
Municipal Securities - 0.5%

California Gen. Oblig. 7.6% 11/1/40	115,000	156,709
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	45,632
Series 2010-1, 6.63% 2/1/35	5,000	5,147
Series 2010-3, 6.725% 4/1/35	5,000	5,196
Series 2011, 5.877% 3/1/19	5,000	5,418
TOTAL MUNICIPAL SECURITIES (Cost $218,615)		218,102
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States:
4% 10/2/23	22,000	21,802
4.75% 3/8/44	10,000	8,760
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,847)		30,562
Fixed-Income Funds - 73.0%
	Shares	Value
Intermediate-Term Bond Funds - 72.0%
DoubleLine Total Return Bond Fund Class I	213,308	$ 2,327,190
Fidelity GNMA Fund (c)	88,114	997,445
JPMorgan Core Bond Fund Select Class	395,279	4,601,045
Metropolitan West Total Return Bond Fund Class I	380,653	4,065,378
PIMCO Total Return Fund Institutional Class	943,173	10,261,718
Western Asset Core Bond Fund Class I	211,268	2,514,089
Western Asset Core Plus Bond Fund Class I	521,279	5,880,029
TOTAL INTERMEDIATE-TERM BOND FUNDS		30,646,894
Long-Term Bond Funds - 1.0%
PIMCO Long-Term Credit Fund Institutional Class	35,548	427,994
TOTAL FIXED-INCOME FUNDS (Cost $31,878,581)		31,074,888
Short-Term Funds - 3.3%

Short-Term Funds - 3.3%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,420,750)	123,144	1,405,070
Money Market Funds - 0.7%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $316,657)	316,657	316,657
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $43,733,610)		42,865,410
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(306,593)
NET ASSETS - 100%		$ 42,558,817
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,710 or 0.4% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 829,110	$ 199,230	$ -	$ 12,106	$ 997,445
Spartan Long-Term Treasury Bond Index Fund Investor Class	205,211	3,152	187,153	3,546	-
Spartan U.S. Bond Index Fund Investor Class	2,313,521	41,675	2,349,424	9,439	-
Total	$ 3,347,842	$ 244,057	$ 2,536,577	$ 25,091	$ 997,445
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,180,613	$ -	$ 3,180,613	$ -
U.S. Government and Government Agency Obligations	3,682,487	-	3,682,487	-
U.S. Government Agency - Mortgage Securities	1,469,608	-	1,469,608	-
Collateralized Mortgage Obligations	366,925	-	366,925	-
Commercial Mortgage Securities	1,120,498	-	1,120,498	-
Municipal Securities	218,102	-	218,102	-
Foreign Government and Government Agency Obligations	30,562	-	30,562	-
Fixed-Income Funds	31,074,888	31,074,888	-	-
Short-Term Funds	1,405,070	1,405,070	-	-
Money Market Funds	316,657	316,657	-	-
Total Investments in Securities:	$ 42,865,410	$ 32,796,615	$ 10,068,795	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $43,733,048. Net unrealized depreciation aggregated $867,638, of which $108,662 related to appreciated investment securities and $976,300 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 29, 2014